[front cover]

June 30, 2003

American Century
Semiannual Report

[photo]

Equity Growth
Income & Growth
Small Company

                                  [american century logo and text logo (reg.sm)]

[inside front cover]

Our Message to You ........................................................    1

EQUITY GROWTH

INCOME & GROWTH

SMALL COMPANY

FINANCIAL STATEMENTS

OTHER INFORMATION

Our Message to You

[photo of James E. Stowers III with James E. Stowers, Jr.]
James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with the semiannual report for the American
Century Equity Growth, Income & Growth, and Small Company funds for the six months ended June 30, 2003.

The report includes comparative performance figures, commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Also, through our Web site, we provide quarterly commentaries on all American
Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for these funds will be the annual report dated
December 31, 2003, available in approximately six months.

As always, we deeply appreciate your investment with American Century.

Sincerely,

      /*/James E. Stowers, Jr.

      James E. Stowers, Jr.
      Founder and Chairman

      /*/James E. Stowers III

      James E. Stowers III
      Co-Chairman of the Board

                                                                          -----
                                                                          1

Equity Growth - Performance

TOTAL RETURNS AS OF JUNE 30, 2003
                                   --------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                         1 YEAR    5 YEARS    10 YEARS    INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS           1.35%     -2.21%       9.95%       10.48%       5/9/91
--------------------------------------------------------------------------------
S&P 500 INDEX            0.25%     -1.61%      10.04%       10.24%         --
--------------------------------------------------------------------------------
Institutional Class      1.67%     -1.98%        --          1.25%       1/2/98
--------------------------------------------------------------------------------
Advisor Class            1.10%     -2.45%        --          0.68%      10/9/97
--------------------------------------------------------------------------------
C Class                  0.24%       --          --         -8.60%      7/18/01
--------------------------------------------------------------------------------

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made June 30, 1993

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended June 30
----------------------------------------------------------------------------------------------------------------------
                     1994      1995      1996      1997      1998       1999      2000       2001       2002     2003
----------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS      1.37%     23.69%    24.23%    34.53%    37.74%     14.61%     9.35%    -15.34%    -16.81%    1.35%
----------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX       1.41%     26.07%    26.00%    34.70%    30.16%     22.76%     7.25%    -14.83%    -17.99%    0.25%
----------------------------------------------------------------------------------------------------------------------

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----
    2

Equity Growth - Portfolio Commentary

By Bill Martin and Tom Vaiana, portfolio managers

PERFORMANCE SUMMARY

Equity Growth posted a total return of 12.80%* during the first six months of
2003, outperforming the 11.76% return of its benchmark, the S&P 500 Index.
Equity Growth's long-term performance also holds up well against the index--from the fund's inception date on May 9, 1991, through June 30, 2003, Equity Growth's average annual return of 10.48% was better than the 10.24% average annual return of the S&P 500. (See page 2 for additional performance details.)

STOCK MARKET REVIEW

The U.S. stock market experienced two contrasting periods during the first  half of 2003. Stocks declined from the beginning of the year through mid-March, right before the start of the conflict in Iraq, and then rebounded sharply from mid-March through the end of June. Notable events during the market's resurgence included a successful end to major hostilities in Iraq and passage of a fiscal stimulus package that featured a dividend tax cut.

Stocks gained ground despite slower-than-average economic growth. Although consumer spending and the housing market remained strong, business spending ticked up from depressed levels, and the unemployment rate hit  a nine-year high of 6.4%. As inflation continued to trend downward, the Federal Reserve lowered its federal funds rate target in late June, trimming it from 1.25% to 1%--its lowest level since 1958. It was the Fed's 13th rate cut since the beginning of
2001.

In addition to the S&P 500, other broad stock market indexes posted double-digit returns in the first half of 2003. The Wilshire 5000 returned 12.92%, while the
Nasdaq Composite returned 21.81%. Despite the strong showing by the growth-oriented Nasdaq Composite, value and growth stocks posted similar returns during the period. Small-cap shares outperformed their large-cap counterparts.

PORTFOLIO OVERVIEW

Financial stocks, which make up the largest sector in the portfolio, also had the biggest positive impact on Equity

TOP TEN HOLDINGS
AS OF JUNE 30, 2003
--------------------------------------------------------------------------------
                                     % OF PORTFOLIO         % OF PORTFOLIO
                                       INVESTMENTS            INVESTMENTS
                                          AS OF                  AS OF
                                         6/30/03               12/31/02
--------------------------------------------------------------------------------
Microsoft Corporation                     3.7%                   3.5%
--------------------------------------------------------------------------------
Pfizer, Inc.                              3.1%                   2.8%
--------------------------------------------------------------------------------
Merck & Co., Inc.                         2.9%                   3.0%
--------------------------------------------------------------------------------
Bank of America Corp.                     2.7%                   2.6%
--------------------------------------------------------------------------------
Intel Corporation                         2.4%                   1.8%
--------------------------------------------------------------------------------
Citigroup Inc.                            2.2%                   2.0%
--------------------------------------------------------------------------------
Procter & Gamble Co.
(The)                                     2.2%                   1.7%
--------------------------------------------------------------------------------
International Business
Machines Corp.                            1.8%                   1.8%
--------------------------------------------------------------------------------
Johnson & Johnson                         1.7%                   2.6%
--------------------------------------------------------------------------------
Verizon
Communications                            1.7%                   2.3%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                     (continued)

                                                                          -----
                                                                          3

Equity Growth - Portfolio Commentary

Growth's performance. Financial giants such as Bank of America and
Citigroup--both of which were top-ten holdings as of June 30--were among the best individual contributors to fund performance. The portfolio's property and casualty insurance stocks helped the fund outperform the S&P 500, especially significant positions in non-index companies like Fidelity National and First
American.

Technology shares also contributed favorably to fund performance. Top-ten holding Intel was the top individual contributor to Equity Growth's return in the first half of the year. Overweights in computer hardware companies Xerox and
Western Digital also boosted performance. Equity Growth's technology holdings participated in the rally, but slightly trailed the S&P 500's tech shares.

Equity Growth benefited from its consumer cyclical stocks, which include companies that rely on discretionary spending. Homebuilders Centex and KB Home, as well as retailer Rent-A-Center, were top contributors to both overall fund performance and the fund's outperformance of the S&P 500. Department store stocks were mixed  as the strong return of Federated Department Stores was mostly offset by a decline in J.C. Penney, the biggest negative contributor to fund performance.

The remainder of the consumer sector was not as friendly to performance.
Winn-Dixie, Coca-Cola Enterprises, and Tyson Foods were among the most significant detractors from fund performance. Stock selection in the consumer services sector also weighed on performance compared with the S&P 500, as did an overweight in Eastman Kodak and an underweight in McDonald's.

Overall, Equity Growth's stock selection helped the portfolio outperform its benchmark over the last six months. Looking ahead, we'll continue to apply our investment process to select attractively valued stocks.

EQUITY GROWTH'S FIVE LARGEST
OVERWEIGHTS AS OF JUNE 30, 2003
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         PORTFOLIO'S             S&P 500
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
Fidelity National
Financial, Inc.                             1.47%                  --
--------------------------------------------------------------------------------
Merck & Co., Inc.                           2.96%                 1.51%
--------------------------------------------------------------------------------
Federated Department
Stores, Inc.                                1.45%                 0.08%
--------------------------------------------------------------------------------
Bank of America Corp.                       2.69%                 1.32%
--------------------------------------------------------------------------------
Nextel Communications,
Inc.                                        1.48%                 0.21%
--------------------------------------------------------------------------------

EQUITY GROWTH'S FIVE LARGEST
UNDERWEIGHTS AS OF JUNE 30, 2003
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         PORTFOLIO'S             S&P 500
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
General Electric Co.                        0.45%                 3.19%
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                       0.78%                 2.62%
--------------------------------------------------------------------------------
Coca-Cola Co.                                --                   1.27%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                           1.56%                 2.67%
--------------------------------------------------------------------------------
American International
Group, Inc.                                 0.64%                 1.60%
--------------------------------------------------------------------------------

-----
    4

Equity Growth - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Shares                        ($ In Thousands)                          Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.5%

AIRLINES -- 0.2%
--------------------------------------------------------------------------------
                     151,095   Southwest Airlines Co.                $    2,599
--------------------------------------------------------------------------------
ALCOHOL -- 0.1%
--------------------------------------------------------------------------------
                      35,400   Constellation Brands, Inc.(1)              1,112
--------------------------------------------------------------------------------
BANKS -- 9.0%
--------------------------------------------------------------------------------
                     433,453   Bank of America Corp.                     34,257
--------------------------------------------------------------------------------
                     671,468   Citigroup Inc.                            28,739
--------------------------------------------------------------------------------
                     130,800   First Tennessee National Corp.             5,743
--------------------------------------------------------------------------------
                      33,116   HSBC Holdings plc ADR                      1,957
--------------------------------------------------------------------------------
                     328,000   U.S. Bancorp                               8,036
--------------------------------------------------------------------------------
                     216,940   UnionBanCal Corporation                    8,975
--------------------------------------------------------------------------------
                     527,283   Wachovia Corp.                            21,070
--------------------------------------------------------------------------------
                     118,476   Wells Fargo & Co.                          5,971
--------------------------------------------------------------------------------
                                                                        114,748
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.9%
--------------------------------------------------------------------------------
                     177,400   Amgen Inc.(1)                             11,882
--------------------------------------------------------------------------------
CHEMICALS -- 2.4%
--------------------------------------------------------------------------------
                      63,100   3M Co.                                     8,139
--------------------------------------------------------------------------------
                     224,000   Cytec Industries Inc.(1)                   7,571
--------------------------------------------------------------------------------
                      69,020   Dow Chemical Co.                           2,137
--------------------------------------------------------------------------------
                     138,161   du Pont (E.I.) de Nemours & Co.            5,753
--------------------------------------------------------------------------------
                      72,500   Methanex Corp.                               775
--------------------------------------------------------------------------------
                     242,016   Sherwin-Williams Co.                       6,505
--------------------------------------------------------------------------------
                                                                         30,880
--------------------------------------------------------------------------------
CLOTHING STORES -- 0.9%
--------------------------------------------------------------------------------
                     644,300   Gap, Inc. (The)                           12,087
--------------------------------------------------------------------------------
COMPUTER HARDWARE &
BUSINESS MACHINES -- 3.3%
--------------------------------------------------------------------------------
                     883,900   Cisco Systems Inc.(1)                     14,664
--------------------------------------------------------------------------------
                     192,600   Dell Computer Corp.(1)                     6,155
--------------------------------------------------------------------------------
                      43,300   Lexmark International, Inc.(1)             3,064
--------------------------------------------------------------------------------
                     832,100   Western Digital Corp.(1)                   8,571
--------------------------------------------------------------------------------
                     885,835   Xerox Corp.(1)                             9,381
--------------------------------------------------------------------------------
                                                                         41,835
--------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 4.9%
--------------------------------------------------------------------------------
                     279,100   BMC Software Inc.(1)                       4,558
--------------------------------------------------------------------------------
                      94,500   Intuit Inc.(1)                             4,208
--------------------------------------------------------------------------------
                   1,851,618   Microsoft Corporation                     47,419
--------------------------------------------------------------------------------
                     430,500   Oracle Corp.(1)                            5,175
--------------------------------------------------------------------------------
                      31,000   Take-Two Interactive Software,
                               Inc.(1)                                      879
--------------------------------------------------------------------------------
                                                                         62,239
--------------------------------------------------------------------------------
CONSTRUCTION & REAL PROPERTY -- 1.1%
--------------------------------------------------------------------------------
                      66,900   Centex Corp.                               5,204
--------------------------------------------------------------------------------
                     134,400   KB Home                                    8,330
--------------------------------------------------------------------------------
                       2,100   NVR, Inc.(1)                                 863
--------------------------------------------------------------------------------
                                                                         14,397
--------------------------------------------------------------------------------

Shares                        ($ In Thousands)                          Value
--------------------------------------------------------------------------------
CONSUMER DURABLES(2)
--------------------------------------------------------------------------------
                       7,400   Carlisle Companies, Inc.              $      312
--------------------------------------------------------------------------------
DEFENSE/AEROSPACE -- 0.1%
--------------------------------------------------------------------------------
                      14,400   Precision Castparts Corp.                    448
--------------------------------------------------------------------------------
                      54,700   United Defense Industries, Inc.(1)         1,419
--------------------------------------------------------------------------------
                                                                          1,867
--------------------------------------------------------------------------------
DEPARTMENT STORES -- 2.3%
--------------------------------------------------------------------------------
                     500,549   Federated Department Stores, Inc.         18,445
--------------------------------------------------------------------------------
                      84,200   J.C. Penney Company, Inc.                  1,419
--------------------------------------------------------------------------------
                     184,200   Wal-Mart Stores, Inc.                      9,886
--------------------------------------------------------------------------------
                                                                         29,750
--------------------------------------------------------------------------------
DIVERSIFIED -- 1.1%
--------------------------------------------------------------------------------
                     149,800   Standard and Poor's 500
                               Depositary Receipt                        14,611
--------------------------------------------------------------------------------
DRUGS -- 9.0%
--------------------------------------------------------------------------------
                     347,500   Endo Pharmaceuticals Holdings
                               Inc.(1)                                    5,880
-------------------------------------------------------------------------------
                      98,000   IDEXX Laboratories, Inc.(1)                3,301
--------------------------------------------------------------------------------
                     430,200   Johnson & Johnson                         22,241
--------------------------------------------------------------------------------
                     623,403   Merck & Co., Inc.                         37,747
--------------------------------------------------------------------------------
                     126,700   Perrigo Co.                                1,982
--------------------------------------------------------------------------------
                   1,159,894   Pfizer, Inc.                              39,610
--------------------------------------------------------------------------------
                      70,600   Sigma-Aldrich Corp.                        3,825
--------------------------------------------------------------------------------
                                                                        114,586
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.3%
--------------------------------------------------------------------------------
                      75,200   ADTRAN, Inc.(1)                            3,837
--------------------------------------------------------------------------------
                       1,400   Anixter International Inc.(1)                 33
--------------------------------------------------------------------------------
                                                                          3,870
--------------------------------------------------------------------------------
ELECTRICAL UTILITIES -- 2.9%
--------------------------------------------------------------------------------
                     827,800   Edison International(1)                   13,601
--------------------------------------------------------------------------------
                     143,300   Entergy Corp.                              7,563
--------------------------------------------------------------------------------
                     271,639   Exelon Corporation                        16,247
--------------------------------------------------------------------------------
                                                                         37,411
--------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION -- 3.0%
--------------------------------------------------------------------------------
                      78,800   Amerada Hess Corp.                         3,875
--------------------------------------------------------------------------------
                     205,100   ChevronTexaco Corp.                       14,808
--------------------------------------------------------------------------------
                     554,323   Exxon Mobil Corp.                         19,906
--------------------------------------------------------------------------------
                                                                         38,589
--------------------------------------------------------------------------------
ENTERTAINMENT -- 1.3%
--------------------------------------------------------------------------------
                     129,200   Regal Entertainment Group                  3,047
--------------------------------------------------------------------------------
                     307,900   Viacom, Inc. Cl B(1)                      13,442
--------------------------------------------------------------------------------
                                                                         16,489
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 5.9%
--------------------------------------------------------------------------------
                     501,300   American Express Co.                      20,960
--------------------------------------------------------------------------------
                     329,233   Block (H & R), Inc.                       14,239
--------------------------------------------------------------------------------
                     284,000   Capital One Financial Corp.               13,967
--------------------------------------------------------------------------------
                     228,511   Fannie Mae                                15,411
--------------------------------------------------------------------------------
                      94,473   Freddie Mac                                4,796
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

                                                                          -----
                                                                          5

Equity Growth - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Shares                        ($ In Thousands)                          Value
--------------------------------------------------------------------------------

                     199,900   General Electric Co.                  $    5,733
--------------------------------------------------------------------------------
                                                                         75,106
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 2.3%
--------------------------------------------------------------------------------
                     103,400   Campbell Soup Company                      2,533
--------------------------------------------------------------------------------
                      41,300   Coca-Cola Enterprises Inc.                   750
--------------------------------------------------------------------------------
                     440,255   ConAgra Foods, Inc.                       10,390
--------------------------------------------------------------------------------
                     407,850   Dean Foods Co.(1)                         12,848
--------------------------------------------------------------------------------
                      52,300   PepsiCo, Inc.                              2,327
--------------------------------------------------------------------------------
                      50,700   Tyson Foods, Inc. Cl A                       538
--------------------------------------------------------------------------------
                                                                         29,386
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 0.3%
--------------------------------------------------------------------------------
                       5,550   Rayonier, Inc.                               183
--------------------------------------------------------------------------------
                     106,600   United Stationers Inc.(1)                  3,856
--------------------------------------------------------------------------------
                                                                          4,039
--------------------------------------------------------------------------------
GAS & WATER UTILITIES -- 1.2%
--------------------------------------------------------------------------------
                     626,600   ONEOK, Inc.                               12,300
--------------------------------------------------------------------------------
                     113,500   UGI Corporation                            3,598
--------------------------------------------------------------------------------
                                                                         15,898
--------------------------------------------------------------------------------
GROCERY STORES -- 0.5%
--------------------------------------------------------------------------------
                     500,000   Winn-Dixie Stores, Inc.                    6,155
--------------------------------------------------------------------------------
HOME PRODUCTS -- 2.2%
--------------------------------------------------------------------------------
                     311,300   Procter & Gamble Co. (The)                27,762
--------------------------------------------------------------------------------
INDUSTRIAL PARTS -- 1.7%
--------------------------------------------------------------------------------
                      16,500   Briggs & Stratton Corp.                      833
--------------------------------------------------------------------------------
                     277,200   Energizer Holdings, Inc.(1)                8,704
--------------------------------------------------------------------------------
                     143,900   Lennox International Inc.                  1,852
--------------------------------------------------------------------------------
                     515,800   Tyco International Ltd.                    9,790
--------------------------------------------------------------------------------
                      32,400   York International Corp.                     758
--------------------------------------------------------------------------------
                                                                         21,937
--------------------------------------------------------------------------------
INFORMATION SERVICES -- 3.6%
--------------------------------------------------------------------------------
                     183,500   Checkfree Corp.(1)                         5,109
--------------------------------------------------------------------------------
                     128,572   Computer Sciences Corp.(1)                 4,901
--------------------------------------------------------------------------------
                     136,240   First Data Corporation                     5,646
--------------------------------------------------------------------------------
                     279,446   International Business Machines
                               Corp.                                     23,054
--------------------------------------------------------------------------------
                     355,480   Viad Corporation                           7,959
--------------------------------------------------------------------------------
                                                                         46,669
--------------------------------------------------------------------------------
INTERNET -- 0.2%
--------------------------------------------------------------------------------
                      97,400   Yahoo! Inc.(1)                             3,191
--------------------------------------------------------------------------------
LEISURE -- 1.6%
--------------------------------------------------------------------------------
                     331,989   Eastman Kodak Co.                          9,080
--------------------------------------------------------------------------------
                     214,600   GTECH Holdings Corp.(1)                    8,080
--------------------------------------------------------------------------------
                      93,400   Marvel Enterprises, Inc.(1)                1,784
--------------------------------------------------------------------------------
                      58,100   Mattel, Inc.                               1,099
--------------------------------------------------------------------------------
                                                                         20,043
--------------------------------------------------------------------------------

Shares                        ($ In Thousands)                          Value
--------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE -- 4.2%
--------------------------------------------------------------------------------
                     313,237   CIGNA Corp.                           $   14,703
--------------------------------------------------------------------------------
                     425,400   John Hancock Financial Services,
                               Inc.                                      13,073
--------------------------------------------------------------------------------
                     476,500   Principal Financial Group                 15,367
--------------------------------------------------------------------------------
                     396,800   Protective Life Corp.                     10,614
--------------------------------------------------------------------------------
                                                                         53,757
--------------------------------------------------------------------------------
MEDIA -- 1.6%
--------------------------------------------------------------------------------
                     355,331   AOL Time Warner Inc.(1)                    5,717
--------------------------------------------------------------------------------
                      79,893   Comcast Corporation(1)                     2,411
--------------------------------------------------------------------------------
                     254,800   Fox Entertainment Group, Inc.
                               Cl A(1)                                    7,333
--------------------------------------------------------------------------------
                     185,400   Hearst-Argyle Television, Inc.(1)          4,802
--------------------------------------------------------------------------------
                                                                         20,263
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 1.9%
--------------------------------------------------------------------------------
                      31,100   Bard (C.R.), Inc.                          2,218
--------------------------------------------------------------------------------
                     101,000   Beckman Coulter Inc.                       4,105
--------------------------------------------------------------------------------
                     379,300   Fisher Scientific International(1)        13,237
--------------------------------------------------------------------------------
                     100,014   Guidant Corporation                        4,440
--------------------------------------------------------------------------------
                                                                         24,000
--------------------------------------------------------------------------------
MEDICAL PROVIDERS & SERVICES -- 2.3%
--------------------------------------------------------------------------------
                     137,700   Cardinal Health, Inc.                      8,854
--------------------------------------------------------------------------------
                     289,900   Health Net Inc.(1)                         9,552
--------------------------------------------------------------------------------
                     251,000   Humana Inc.(1)                             3,790
--------------------------------------------------------------------------------
                     121,100   McKesson Corp.                             4,328
--------------------------------------------------------------------------------
                      70,300   Oxford Health Plans, Inc.(1)               2,955
--------------------------------------------------------------------------------
                                                                         29,479
--------------------------------------------------------------------------------
MINING & METALS -- 0.5%
--------------------------------------------------------------------------------
                     159,769   Alcoa Inc.                                 4,074
--------------------------------------------------------------------------------
                      50,300   Ball Corp.                                 2,289
--------------------------------------------------------------------------------
                                                                          6,363
--------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS -- 2.2%
--------------------------------------------------------------------------------
                   1,515,900   Delphi Corp.                              13,082
--------------------------------------------------------------------------------
                   1,423,900   Ford Motor Co.                            15,649
--------------------------------------------------------------------------------
                                                                         28,731
--------------------------------------------------------------------------------
OIL REFINING -- 2.2%
--------------------------------------------------------------------------------
                     553,818   Marathon Oil Corp.                        14,593
--------------------------------------------------------------------------------
                     374,900   Sunoco, Inc.                              14,149
--------------------------------------------------------------------------------
                                                                         28,742
--------------------------------------------------------------------------------
OIL SERVICES -- 0.6%
--------------------------------------------------------------------------------
                     338,900   Transocean Inc.(1)                         7,446
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE -- 5.0%
--------------------------------------------------------------------------------
                     148,346   American International Group, Inc.         8,186
--------------------------------------------------------------------------------
                     608,492   Fidelity National Financial, Inc.         18,717
--------------------------------------------------------------------------------
                     547,942   First American Financial Corp.
                               (The)                                     14,438
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

-----
    6

Equity Growth - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Shares                        ($ In Thousands)                          Value
--------------------------------------------------------------------------------

                     190,800   Loews Corp.                           $    9,023
--------------------------------------------------------------------------------
                     518,100   Odyssey Re Holdings Corp.                 10,932
--------------------------------------------------------------------------------
                      62,300   Old Republic International Corp.           2,135
--------------------------------------------------------------------------------
                       7,000   Progressive Corp.                            512
--------------------------------------------------------------------------------
                                                                         63,943
--------------------------------------------------------------------------------
RAILROADS -- 0.2%
--------------------------------------------------------------------------------
                      10,300   Burlington Northern Santa Fe
                               Corp.                                        293
-------------------------------------------------------------------------------
                      39,212   Union Pacific Corp.                        2,275
--------------------------------------------------------------------------------
                                                                          2,568
--------------------------------------------------------------------------------
SECURITIES & ASSET MANAGEMENT -- 0.1%
--------------------------------------------------------------------------------
                       4,300   Bear Stearns Companies Inc.
                               (The)                                        311
--------------------------------------------------------------------------------
                       7,900   Lehman Brothers Holdings Inc.                526
--------------------------------------------------------------------------------
                                                                            837
--------------------------------------------------------------------------------
SEMICONDUCTOR -- 5.4%
--------------------------------------------------------------------------------
                     122,100   Altera Corp.(1)                            2,002
--------------------------------------------------------------------------------
                     163,000   Amkor Technology, Inc.(1)                  2,142
--------------------------------------------------------------------------------
                     596,600   Arrow Electronics, Inc.(1)                 9,092
--------------------------------------------------------------------------------
                     887,800   Avnet Inc.(1)                             11,257
--------------------------------------------------------------------------------
                   1,500,100   Intel Corporation                         31,179
--------------------------------------------------------------------------------
                      87,100   QUALCOMM Inc.                              3,114
--------------------------------------------------------------------------------
                     109,300   SanDisk Corp.(1)                           4,410
--------------------------------------------------------------------------------
                     357,400   Texas Instruments Inc.                     6,290
--------------------------------------------------------------------------------
                                                                         69,486
--------------------------------------------------------------------------------
SPECIALTY STORES -- 3.1%
--------------------------------------------------------------------------------
                      55,100   Advance Auto Parts(1)                      3,356
--------------------------------------------------------------------------------
                      80,715   Autozone Inc.(1)                           6,132
--------------------------------------------------------------------------------
                     149,400   Barnes & Noble Inc.(1)                     3,444
--------------------------------------------------------------------------------
                     413,267   Blockbuster, Inc.                          6,964
--------------------------------------------------------------------------------
                     138,700   Claire's Stores Inc.                       3,517
--------------------------------------------------------------------------------
                     209,500   Rent-A-Center Inc.(1)                     15,881
--------------------------------------------------------------------------------
                                                                         39,294
--------------------------------------------------------------------------------
TELEPHONE -- 3.3%
--------------------------------------------------------------------------------
                      51,379   AT&T Corp.                                   989
--------------------------------------------------------------------------------
                     391,618   BellSouth Corp.                           10,429
--------------------------------------------------------------------------------
                       3,200   SBC Communications Inc.                       82
--------------------------------------------------------------------------------
                     698,263   Sprint Corporation                        10,055
--------------------------------------------------------------------------------
                     536,600   Verizon Communications                    21,168
--------------------------------------------------------------------------------
                                                                         42,723
--------------------------------------------------------------------------------
THRIFTS -- 1.3%
--------------------------------------------------------------------------------
                     406,300   Washington Mutual, Inc.                   16,780
--------------------------------------------------------------------------------

Shares/Principal Amount              ($ In Thousands)                   Value
--------------------------------------------------------------------------------
TOBACCO -- 1.0%
--------------------------------------------------------------------------------
                     277,600   Altria Group Inc.                     $   12,614
--------------------------------------------------------------------------------
TRUCKING, SHIPPING & AIR FREIGHT -- 0.8%
--------------------------------------------------------------------------------
                      20,038   FedEx Corp.                                1,243
--------------------------------------------------------------------------------
                     137,956   United Parcel Service, Inc. Cl B           8,788
--------------------------------------------------------------------------------
                                                                         10,031
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS -- 1.5%
--------------------------------------------------------------------------------
                   1,041,900   Nextel Communications, Inc.(1)            18,838
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $1,132,785)                                                     1,275,345
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.5%

Repurchase Agreement, Bank of America
Securities, LLC, (U.S. Treasury obligations), in a
joint trading account at 0.97%, dated 6/30/03,
due 7/1/03 (Delivery value $6,900)
(Cost $6,900)                                                             6,900
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $1,139,685)                                                    $1,282,245
================================================================================

COLLATERAL RECEIVED FOR
SECURITIES LENDING(3)

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, BNP Paribas Securities
Corp., (U.S. agency obligations), 1.25%, dated
6/30/03, due 7/1/03 (Delivery value $41,326)                            $41,325
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES
--------------------------------------------------------------------------------
                      $7,005   Ford Credit Floorplan Master
                               Owner Trust, Series 2001-1,
                               Class A, Floater, 1.27%, 7/15/03,
                               resets monthly off the 1-month
                               LIBOR plus a floor of 0.09% with
                               no caps                                    7,006
--------------------------------------------------------------------------------
                        997    SPARCS Trust, Floater, 2.12%,
                               8/25/03, resets quarterly off the
                               3-month LIBOR plus 0.85%
                               with  no caps (Acquired 5/23/03,
                               cost $998)(4)                                998
--------------------------------------------------------------------------------
                                                                          8,004
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING
(Cost $49,329)                                                          $49,329
================================================================================

See Notes to Financial Statements.                                   (continued)

                                                                          -----
                                                                          7

Equity Growth - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

LIBOR = London Interbank Offered Rate

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SPARCS = Structured Product Asset Return Certificates

(1)  Non-income producing.

(2)  Industry is less than 0.05% of total investment securities.

(3)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

(4)  Security was purchased under Rule 144A or Section 4(2) of the Securities
     Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2003, was $998 (in thousands), which represented 0.1% of net assets.

See Notes to Financial Statements.

-----
    8

Income & Growth - Performance

TOTAL RETURNS AS OF JUNE 30, 2003
                                   --------------------------------
                                         AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                        1 YEAR     5 YEARS    10 YEARS    INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS           0.79%     -1.07%      10.16%      12.32%       12/17/90
--------------------------------------------------------------------------------
S&P 500 INDEX            0.25%     -1.61%      10.04%      11.34%(1)       --
--------------------------------------------------------------------------------
Institutional Class      1.04%     -0.84%        --         2.28%        1/28/98
--------------------------------------------------------------------------------
Advisor Class            0.47%     -1.34%        --         1.97%       12/15/97
--------------------------------------------------------------------------------
C Class                 -0.35%       --          --        -8.01%        6/28/01
--------------------------------------------------------------------------------

(1)  Since 12/20/90, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made June 30, 1993

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended June 30
------------------------------------------------------------------------------------------------------------------------
                     1994       1995      1996      1997       1998       1999     2000       2001       2002      2003
------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS      -0.40%     23.28%    26.36%    33.10%     34.46%     18.89%    3.72%    -11.00%    -14.32%     0.79%
------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX        1.41%     26.07%    26.00%    34.70%     30.16%     22.76%    7.25%    -14.83%    -17.99%     0.25%
------------------------------------------------------------------------------------------------------------------------

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                                                                          -----
                                                                          9

Income & Growth - Portfolio Commentary

By John Schniedwind, Kurt Borgwardt, Zili Zhang, and Vivienne Hsu, portfolio managers

PERFORMANCE SUMMARY

Income & Growth posted a total return of 12.16%* during the first six months of
2003, edging out the 11.76% return of its benchmark, the S&P 500 Index. What's more, Income & Growth has outperformed the benchmark in the trailing one-, three-, five-, and 10-year periods, as well as since the fund's inception on
December 17, 1990. (See page 9 for additional performance details.)

U.S. ECONOMY

The U.S. economy continued to rebound in the first half of 2002, but it grew at a slower-than-average pace. Corporate profits rose, while consumer spending and the housing market remained strong. Some parts of the economy were still weak--unemployment hit a nine-year high of 6.4% in June, and business spending finally broke a long losing streak. Inflation continued to trend downward, prompting the Federal Reserve to cut interest rates to a 45-year low on June 25.

STOCKS

Equity performance was the tale of  two markets--stocks declined in the first quarter, but rebounded sharply following the fall of Baghdad and the passage of a fiscal stimulus package that included tax relief on stock dividends. The second-quarter rally pushed the S&P 500 up 11.76% for the period. Value-oriented stocks and growth shares both performed well, while smaller companies outpaced large-caps.

PORTFOLIO STRATEGY

Financial stocks rallied with the market, and Income & Growth's stock selection worked relatively well across several financial industries. Bank of America and
Citigroup --the portfolio's two largest holdings at the end of the period--added value relative to the index. In the property and casualty insurance industry,
Income & Growth benefited from overweights in Fidelity National Financial and
First American Financial Corp. and an underweight in American International
Group. Similarly, an overweight in Capital One Financial Corp. helped the portfolio outperform its benchmark.

Technology stocks were among the rally's biggest beneficiaries, while telecommunications shares lagged after falling sharply in the first quarter. The

TOP TEN HOLDINGS
AS OF JUNE 30, 2003
--------------------------------------------------------------------------------
                                     % OF PORTFOLIO         % OF PORTFOLIO
                                       INVESTMENTS            INVESTMENTS
                                          AS OF                  AS OF
                                         6/30/03               12/31/02
--------------------------------------------------------------------------------
Bank of America Corp.                     4.1%                   4.0%
--------------------------------------------------------------------------------
Citigroup Inc.                            2.9%                   2.9%
--------------------------------------------------------------------------------
Microsoft Corporation                     2.7%                   2.8%
--------------------------------------------------------------------------------
Merck & Co., Inc.                         2.5%                   2.4%
--------------------------------------------------------------------------------
Pfizer, Inc.                              2.4%                   2.2%
--------------------------------------------------------------------------------
Procter & Gamble Co.
(The)                                     2.4%                   2.5%
--------------------------------------------------------------------------------
Verizon
Communications                            2.0%                   2.6%
--------------------------------------------------------------------------------
Marathon Oil Corp.                        2.0%                   1.2%
--------------------------------------------------------------------------------
Federated Department
Stores, Inc.                              1.9%                   1.0%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                         1.9%                   2.8%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                     (continued)

-----
   10

Income & Growth - Portfolio Commentary

portfolio held modest overweights in Verizon Communications, SBC Communications,
Sprint Corp., and AT&T, which detracted from performance. In technology, the performance story was more about what the portfolio didn't own rather than what it did own. For example, eBay, EMC Corp., Corning, and Veritas Software Corp.
weren't in the portfolio. The prices of those stocks didn't appear attractive to our investment process, but they posted big gains. Nevertheless, Income & Growth held positions in more than two hundred stocks, so the portfolio's performance in tech and telecom was entirely offset by picking winners in other sectors.

Consumer-based stocks also participated in the rally. Income & Growth held a couple of diversified homebuilders--Centex and KB Home--that helped the portfolio benefit from the housing boom. Rent-A-Center and Federated Department
Stores also contributed positively to relative performance. In other consumer-related names, a couple of the portfolio's worst performers were
Eastman Kodak and J.C. Penney--their shares declined despite the market rally, but remained in the portfolio because their stocks still appear attractive to our investment process.

Energy and utility stocks also posted positive results. But not all stocks benefited equally, as CMS Energy Corp. declined, while American Electric Power advanced less than other utility stocks. Overweighting both of those stocks detracted from relative performance, but other utilities added to the portfolio's absolute return. Some of the portfolio's underperformance in utilities was offset by better stock selection in energy, as portfolio picks
Marathon Oil and Exxon Mobil Corp. were solid performers.

Overall, Income & Growth's stock selection helped the portfolio outperform its benchmark over the last six months. Looking ahead, we'll continue to apply our investment process to select attractively valued stocks.

INCOME & GROWTH'S FIVE LARGEST
OVERWEIGHTS AS OF JUNE 30, 2003
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         PORTFOLIO'S             S&P 500
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
Bank of America Corp.                       4.08%                 1.32%
--------------------------------------------------------------------------------
Marathon Oil Corp.                          2.03%                 0.09%
--------------------------------------------------------------------------------
Federated Department
Stores, Inc.                                1.87%                 0.08%
--------------------------------------------------------------------------------
Eastman Kodak Co.                           1.62%                 0.09%
--------------------------------------------------------------------------------
Fidelity National
Financial, Inc.                             1.25%                  --
--------------------------------------------------------------------------------

INCOME & GROWTH'S FIVE LARGEST
UNDERWEIGHTS AS OF JUNE 30, 2003
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         PORTFOLIO'S             S&P 500
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                       0.99%                 2.62%
--------------------------------------------------------------------------------
American International
Group, Inc.                                  --                   1.60%
--------------------------------------------------------------------------------
General Electric Co.                        1.83%                 3.19%
--------------------------------------------------------------------------------
Coca-Cola Co.                                --                   1.27%
--------------------------------------------------------------------------------
Eli Lilly & Co.                              --                   0.86%
--------------------------------------------------------------------------------

                                                                          -----
                                                                          11

Income & Growth -  Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Shares                        ($ In Thousands)                          Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.1%

AIRLINES -- 0.2%
--------------------------------------------------------------------------------
                     125,200   Delta Air Lines Inc.                  $    1,838
--------------------------------------------------------------------------------
                     420,200   Southwest Airlines Co.                     7,227
--------------------------------------------------------------------------------
                                                                          9,065
--------------------------------------------------------------------------------
ALCOHOL -- 0.1%
--------------------------------------------------------------------------------
                     135,400   Constellation Brands, Inc.(1)              4,252
--------------------------------------------------------------------------------
APPAREL & TEXTILES -- 0.1%
--------------------------------------------------------------------------------
                      90,400   VF Corp.                                   3,078
--------------------------------------------------------------------------------
BANKS -- 11.6%
--------------------------------------------------------------------------------
                   2,270,600   Bank of America Corp.                    179,447
--------------------------------------------------------------------------------
                     117,100   Bank One Corp.                             4,354
--------------------------------------------------------------------------------
                   3,038,466   Citigroup Inc.                           130,046
--------------------------------------------------------------------------------
                     622,600   First Tennessee National Corp.            27,338
--------------------------------------------------------------------------------
                     823,700   Fleet Boston Financial Corp.              24,472
--------------------------------------------------------------------------------
                     131,600   J.P. Morgan Chase & Co.                    4,498
--------------------------------------------------------------------------------
                     103,800   National City Corp.                        3,395
--------------------------------------------------------------------------------
                     323,700   PNC Financial Services Group              15,800
--------------------------------------------------------------------------------
                   1,700,300   U.S. Bancorp                              41,657
--------------------------------------------------------------------------------
                     191,400   Union Planters Corp.                       5,939
--------------------------------------------------------------------------------
                     536,900   UnionBanCal Corporation                   22,212
--------------------------------------------------------------------------------
                     596,300   Wachovia Corp.                            23,828
--------------------------------------------------------------------------------
                     659,900   Wells Fargo & Co.                         33,259
--------------------------------------------------------------------------------
                                                                        516,245
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.3%
--------------------------------------------------------------------------------
                     709,080   Amgen Inc.(1)                             47,494
--------------------------------------------------------------------------------
                     432,700   Applera Corporation-Applied
                               Biosystems Group                           8,234
--------------------------------------------------------------------------------
                      60,200   Charles River Laboratories(1)              1,937
--------------------------------------------------------------------------------
                     161,500   Ribapharm Inc.(1)                          1,042
--------------------------------------------------------------------------------
                                                                         58,707
--------------------------------------------------------------------------------
CHEMICALS -- 2.1%
--------------------------------------------------------------------------------
                     299,700   Bemis Co., Inc.                           14,026
--------------------------------------------------------------------------------
                     274,500   Cytec Industries Inc.(1)                   9,278
--------------------------------------------------------------------------------
                     530,000   Lubrizol Corp.                            16,425
--------------------------------------------------------------------------------
                     846,500   Monsanto Co.                              18,318
--------------------------------------------------------------------------------
                     392,100   RPM International, Inc.                    5,391
--------------------------------------------------------------------------------
                   1,052,600   Sherwin-Williams Co.                      28,294
--------------------------------------------------------------------------------
                                                                         91,732
--------------------------------------------------------------------------------
CLOTHING STORES -- 0.4%
--------------------------------------------------------------------------------
                     755,700   Foot Locker Inc.                          10,013
--------------------------------------------------------------------------------
                     340,900   Gap, Inc. (The)                            6,395
--------------------------------------------------------------------------------
                      91,300   Limited Brands                             1,415
--------------------------------------------------------------------------------
                                                                         17,823
--------------------------------------------------------------------------------
COMPUTER HARDWARE &
BUSINESS MACHINES -- 3.3%
--------------------------------------------------------------------------------
                   1,987,100   Cisco Systems Inc.(1)                     32,966
--------------------------------------------------------------------------------
                     393,500   Dell Computer Corp.(1)                    12,576
--------------------------------------------------------------------------------

Shares                        ($ In Thousands)                          Value
--------------------------------------------------------------------------------

                   2,536,804   Hewlett-Packard Co.                   $   54,034
--------------------------------------------------------------------------------
                   1,301,500   IKON Office Solutions Inc.                11,583
--------------------------------------------------------------------------------
                      21,200   Imation Corporation                          802
--------------------------------------------------------------------------------
                      49,200   Qlogic Corp.(1)                            2,378
--------------------------------------------------------------------------------
                     175,400   Storage Technology Corp.(1)                4,515
--------------------------------------------------------------------------------
                   1,380,600   Western Digital Corp.(1)                  14,220
--------------------------------------------------------------------------------
                   1,056,000   Xerox Corp.(1)                            11,183
--------------------------------------------------------------------------------
                                                                        144,257
--------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 3.4%
--------------------------------------------------------------------------------
                     211,700   BMC Software Inc.(1)                       3,457
--------------------------------------------------------------------------------
                      38,300   Electronic Arts Inc.(1)                    2,834
--------------------------------------------------------------------------------
                      99,700   Intuit Inc.(1)                             4,440
--------------------------------------------------------------------------------
                   4,601,700   Microsoft Corporation                    117,849
--------------------------------------------------------------------------------
                   1,261,600   Oracle Corp.(1)                           15,164
--------------------------------------------------------------------------------
                     279,700   Take-Two Interactive Software,
                               Inc.(1)                                    7,927
--------------------------------------------------------------------------------
                                                                        151,671
--------------------------------------------------------------------------------
CONSTRUCTION & REAL PROPERTY -- 0.8%
--------------------------------------------------------------------------------
                     355,500   KB Home                                   22,034
--------------------------------------------------------------------------------
                      29,000   NVR, Inc.(1)                              11,919
--------------------------------------------------------------------------------
                                                                         33,953
--------------------------------------------------------------------------------
CONSUMER DURABLES -- 0.2%
--------------------------------------------------------------------------------
                     191,812   Carlisle Companies, Inc.                   8,086
--------------------------------------------------------------------------------
                      14,217   Whirlpool Corp.                              906
--------------------------------------------------------------------------------
                                                                          8,992
--------------------------------------------------------------------------------
DEFENSE/AEROSPACE -- 0.3%
--------------------------------------------------------------------------------
                     247,600   Honeywell International Inc.               6,648
--------------------------------------------------------------------------------
                     129,600   L-3 Communications Holdings,
                               Inc.(1)                                    5,636
--------------------------------------------------------------------------------
                      36,500   United Defense Industries, Inc.(1)           947
--------------------------------------------------------------------------------
                                                                         13,231
--------------------------------------------------------------------------------
DEPARTMENT STORES -- 3.5%
--------------------------------------------------------------------------------
                   2,229,500   Federated Department Stores, Inc.         82,157
--------------------------------------------------------------------------------
                   1,502,900   J.C. Penney Company, Inc.                 25,324
--------------------------------------------------------------------------------
                      43,800   May Department Stores Co. (The)              975
--------------------------------------------------------------------------------
                      85,300   Target Corp.                               3,228
--------------------------------------------------------------------------------
                     814,800   Wal-Mart Stores, Inc.                     43,730
--------------------------------------------------------------------------------
                                                                        155,414
--------------------------------------------------------------------------------
DRUGS -- 7.6%
--------------------------------------------------------------------------------
                      81,000   Abbott Laboratories                        3,545
--------------------------------------------------------------------------------
                     933,400   Bristol-Myers Squibb Co.                  25,342
--------------------------------------------------------------------------------
                      61,400   Endo Pharmaceuticals Holdings
                               Inc.(1)                                    1,039
--------------------------------------------------------------------------------
                      30,800   IDEXX Laboratories, Inc.(1)                1,037
--------------------------------------------------------------------------------
                   1,375,800   Johnson & Johnson                         71,129
--------------------------------------------------------------------------------
                     713,300   King Pharmaceuticals, Inc.(1)             10,528
--------------------------------------------------------------------------------
                   1,812,000   Merck & Co., Inc.                        109,717
--------------------------------------------------------------------------------
                     142,200   Perrigo Co.                                2,224
--------------------------------------------------------------------------------
                   3,083,802   Pfizer, Inc.                             105,312
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

-----
   12

Income & Growth - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Shares                        ($ In Thousands)                          Value
--------------------------------------------------------------------------------

                     149,100   Watson Pharmaceuticals, Inc.(1)       $    6,019
--------------------------------------------------------------------------------
                                                                        335,892
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.6%
--------------------------------------------------------------------------------
                     323,500   Anixter International Inc.(1)              7,580
--------------------------------------------------------------------------------
                   1,482,400   Motorola, Inc.                            13,978
--------------------------------------------------------------------------------
                     146,000   Scientific-Atlanta, Inc.                   3,481
--------------------------------------------------------------------------------
                                                                         25,039
--------------------------------------------------------------------------------
ELECTRICAL UTILITIES -- 4.0%
--------------------------------------------------------------------------------
                     950,200   Edison International(1)                   15,612
--------------------------------------------------------------------------------
                     319,600   Entergy Corp.                             16,868
--------------------------------------------------------------------------------
                     861,321   Exelon Corporation                        51,515
--------------------------------------------------------------------------------
                     410,700   FPL Group, Inc.                           27,455
--------------------------------------------------------------------------------
                     344,800   Great Plains Energy Inc.                   9,958
--------------------------------------------------------------------------------
                     398,900   Progress Energy Inc.                      17,512
--------------------------------------------------------------------------------
                     416,333   Public Service Enterprise Group
                               Inc.                                      17,590
--------------------------------------------------------------------------------
                     615,200   Southern Co.                              19,170
--------------------------------------------------------------------------------
                                                                        175,680
--------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION -- 5.0%
--------------------------------------------------------------------------------
                     457,600   Amerada Hess Corp.                        22,505
--------------------------------------------------------------------------------
                     817,900   ChevronTexaco Corp.                       59,052
--------------------------------------------------------------------------------
                     309,600   ConocoPhillips                            16,966
--------------------------------------------------------------------------------
                   2,282,330   Exxon Mobil Corp.                         81,959
--------------------------------------------------------------------------------
                   1,207,000   Occidental Petroleum Corp.                40,495
--------------------------------------------------------------------------------
                                                                        220,977
--------------------------------------------------------------------------------
ENTERTAINMENT -- 1.3%
--------------------------------------------------------------------------------
                     676,700   Regal Entertainment Group                 15,957
--------------------------------------------------------------------------------
                     918,500   Viacom, Inc. Cl B(1)                      40,101
--------------------------------------------------------------------------------
                                                                         56,058
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 5.3%
--------------------------------------------------------------------------------
                     673,400   American Express Co.                      28,155
--------------------------------------------------------------------------------
                     491,700   Block (H & R), Inc.                       21,266
--------------------------------------------------------------------------------
                     435,700   Capital One Financial Corp.               21,428
--------------------------------------------------------------------------------
                     703,300   Fannie Mae                                47,431
--------------------------------------------------------------------------------
                     718,500   Freddie Mac                               36,478
--------------------------------------------------------------------------------
                   2,809,500   General Electric Co.                      80,576
--------------------------------------------------------------------------------
                                                                        235,334
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 2.1%
--------------------------------------------------------------------------------
                   2,289,449   ConAgra Foods, Inc.                       54,032
--------------------------------------------------------------------------------
                     702,300   Dean Foods Co.(1)                         22,122
--------------------------------------------------------------------------------
                      36,500   J.M. Smucker Company (The)                 1,456
--------------------------------------------------------------------------------
                     179,600   PepsiCo, Inc.                              7,992
--------------------------------------------------------------------------------
                     488,100   Sara Lee Corp.                             9,181
--------------------------------------------------------------------------------
                                                                         94,783
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 0.4%
--------------------------------------------------------------------------------
                      65,300   International Paper Company                2,333
--------------------------------------------------------------------------------
                     356,100   Rayonier, Inc.                            11,751
--------------------------------------------------------------------------------

Shares                        ($ In Thousands)                          Value
--------------------------------------------------------------------------------

                      47,900   Sonoco Products Co.                   $    1,151
--------------------------------------------------------------------------------
                      89,900   United Stationers Inc.(1)                  3,252
--------------------------------------------------------------------------------
                                                                         18,487
--------------------------------------------------------------------------------
GAS & WATER UTILITIES -- 1.2%
--------------------------------------------------------------------------------
                     428,500   NiSource Inc.                              8,142
--------------------------------------------------------------------------------
                     941,509   ONEOK, Inc.                               18,482
--------------------------------------------------------------------------------
                     725,541   Sempra Energy                             20,699
--------------------------------------------------------------------------------
                     246,600   UGI Corporation                            7,817
--------------------------------------------------------------------------------
                                                                         55,140
--------------------------------------------------------------------------------
GROCERY STORES -- 0.1%
--------------------------------------------------------------------------------
                     237,047   Supervalu Inc.                             5,054
--------------------------------------------------------------------------------
                     104,237   Winn-Dixie Stores, Inc.                    1,283
--------------------------------------------------------------------------------
                                                                          6,337
--------------------------------------------------------------------------------
HEAVY ELECTRICAL EQUIPMENT -- 0.8%
--------------------------------------------------------------------------------
                     276,400   Cooper Industries, Ltd.                   11,415
--------------------------------------------------------------------------------
                      55,400   Eaton Corp.                                4,355
--------------------------------------------------------------------------------
                     257,500   United Technologies Corp.                 18,239
--------------------------------------------------------------------------------
                                                                         34,009
--------------------------------------------------------------------------------
HOME PRODUCTS -- 3.1%
--------------------------------------------------------------------------------
                     610,400   Fortune Brands, Inc.                      31,863
--------------------------------------------------------------------------------
                   1,168,400   Procter & Gamble Co. (The)               104,198
--------------------------------------------------------------------------------
                                                                        136,061
--------------------------------------------------------------------------------
INDUSTRIAL PARTS -- 0.7%
--------------------------------------------------------------------------------
                      53,100   Briggs & Stratton Corp.                    2,682
--------------------------------------------------------------------------------
                      81,100   Energizer Holdings, Inc.(1)                2,547
--------------------------------------------------------------------------------
                     348,300   Timken Co.                                 6,099
--------------------------------------------------------------------------------
                     973,157   Tyco International Ltd.                   18,470
--------------------------------------------------------------------------------
                      57,200   York International Corp.                   1,338
--------------------------------------------------------------------------------
                                                                         31,136
--------------------------------------------------------------------------------
INFORMATION SERVICES -- 3.2%
--------------------------------------------------------------------------------
                     470,400   Checkfree Corp.(1)                        13,096
--------------------------------------------------------------------------------
                     429,900   Computer Sciences Corp.(1)                16,388
--------------------------------------------------------------------------------
                     106,600   Convergys Corp.(1)                         1,706
--------------------------------------------------------------------------------
                   1,190,300   Electronic Data Systems Corp.             25,532
--------------------------------------------------------------------------------
                      87,700   First Data Corporation                     3,634
--------------------------------------------------------------------------------
                     744,100   International Business Machines
                               Corp.                                     61,388
--------------------------------------------------------------------------------
                     828,400   Viad Corporation                          18,548
--------------------------------------------------------------------------------
                                                                        140,292
--------------------------------------------------------------------------------
INTERNET -- 0.5%
--------------------------------------------------------------------------------
                     313,400   Earthlink Inc.(1)                          2,473
--------------------------------------------------------------------------------
                     208,900   United Online, Inc.(1)                     5,294
--------------------------------------------------------------------------------
                     545,600   VeriSign, Inc.(1)                          7,545
--------------------------------------------------------------------------------
                     182,500   Yahoo! Inc.(1)                             5,979
--------------------------------------------------------------------------------
                                                                         21,291
--------------------------------------------------------------------------------
LEISURE -- 1.6%
--------------------------------------------------------------------------------
                   2,600,100   Eastman Kodak Co.                         71,113
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

                                                                          -----
                                                                          13

Income & Growth - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Shares                        ($ In Thousands)                          Value
--------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE -- 1.7%
--------------------------------------------------------------------------------
                     559,900   AmerUs Group Co.                      $   15,784
--------------------------------------------------------------------------------
                     586,000   CIGNA Corp.                               27,506
--------------------------------------------------------------------------------
                     394,400   John Hancock Financial
                               Services, Inc.                            12,120
--------------------------------------------------------------------------------
                     137,900   Principal Financial Group                  4,447
--------------------------------------------------------------------------------
                     542,500   Protective Life Corp.                     14,512
--------------------------------------------------------------------------------
                                                                         74,369
--------------------------------------------------------------------------------
MEDIA -- 2.6%
--------------------------------------------------------------------------------
                   3,733,987   AOL Time Warner Inc.(1)                   60,080
--------------------------------------------------------------------------------
                      24,400   Clear Channel Communications,
                               Inc.(1)                                    1,034
--------------------------------------------------------------------------------
                     667,086   Comcast Corporation(1)                    20,133
--------------------------------------------------------------------------------
                     974,800   Disney (Walt) Company                     19,252
--------------------------------------------------------------------------------
                     122,500   Fox Entertainment Group, Inc.
                               Cl A(1)                                    3,526
--------------------------------------------------------------------------------
                     139,900   Hearst-Argyle Television, Inc.(1)          3,623
--------------------------------------------------------------------------------
                     365,600   PanAmSat Corp.(1)                          6,738
--------------------------------------------------------------------------------
                                                                        114,386
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 0.5%
--------------------------------------------------------------------------------
                     395,600   Fisher Scientific International(1)        13,806
--------------------------------------------------------------------------------
                      19,100   Guidant Corporation                          848
--------------------------------------------------------------------------------
                     188,000   Invitrogen Corp.(1)                        7,214
--------------------------------------------------------------------------------
                                                                         21,868
--------------------------------------------------------------------------------
MEDICAL PROVIDERS & SERVICES -- 1.6%
--------------------------------------------------------------------------------
                      92,700   Anthem, Inc.(1)                            7,152
--------------------------------------------------------------------------------
                     228,500   Cardinal Health, Inc.                     14,693
--------------------------------------------------------------------------------
                     603,800   Humana Inc.(1)                             9,117
--------------------------------------------------------------------------------
                     852,500   McKesson Corp.                            30,468
--------------------------------------------------------------------------------
                     100,100   Oxford Health Plans, Inc.(1)               4,207
--------------------------------------------------------------------------------
                     119,100   PacifiCare Health Systems, Inc.(1)         5,875
--------------------------------------------------------------------------------
                                                                         71,512
--------------------------------------------------------------------------------
MINING & METALS -- 0.3%
--------------------------------------------------------------------------------
                   1,059,700   Worthington Industries, Inc.              14,200
--------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS -- 1.7%
--------------------------------------------------------------------------------
                   2,655,600   Delphi Corp.                              22,918
--------------------------------------------------------------------------------
                   4,678,300   Ford Motor Co.                            51,414
--------------------------------------------------------------------------------
                                                                         74,332
--------------------------------------------------------------------------------
OIL REFINING -- 3.7%
--------------------------------------------------------------------------------
                     220,328   Kinder Morgan Energy Partners,
                               L.P.                                       8,707
--------------------------------------------------------------------------------
                   3,394,200   Marathon Oil Corp.                        89,437
--------------------------------------------------------------------------------
                     137,300   Northern Border Partners L.P.              5,732
--------------------------------------------------------------------------------
                     375,100   OGE Energy Corp.                           8,016
--------------------------------------------------------------------------------
                   1,300,100   Sunoco, Inc.                              49,066
--------------------------------------------------------------------------------
                      18,300   Williams Energy Partners L.P.                867
--------------------------------------------------------------------------------
                                                                        161,825
--------------------------------------------------------------------------------

Shares                        ($ In Thousands)                          Value
--------------------------------------------------------------------------------
OIL SERVICES -- 0.9%
--------------------------------------------------------------------------------
                     838,800   Halliburton Co.                       $   19,293
--------------------------------------------------------------------------------
                     843,900   Transocean Inc.(1)                        18,540
--------------------------------------------------------------------------------
                                                                         37,833
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE -- 3.5%
--------------------------------------------------------------------------------
                     790,200   Allstate Corporation                      28,171
--------------------------------------------------------------------------------
                       9,300   Berkley (W.R.) Corp.                         490
--------------------------------------------------------------------------------
                   1,780,063   Fidelity National Financial, Inc.         54,755
--------------------------------------------------------------------------------
                   1,248,400   First American Financial Corp.
                               (The)                                     32,895
--------------------------------------------------------------------------------
                     431,400   Loews Corp.                               20,401
--------------------------------------------------------------------------------
                     223,800   Odyssey Re Holdings Corp.                  4,722
--------------------------------------------------------------------------------
                     377,800   Old Republic International Corp.          12,947
--------------------------------------------------------------------------------
                                                                        154,381
--------------------------------------------------------------------------------
RAILROADS -- 0.4%
--------------------------------------------------------------------------------
                     184,700   Burlington Northern Santa Fe
                               Corp.                                      5,253
--------------------------------------------------------------------------------
                     106,100   CSX Corporation                            3,193
--------------------------------------------------------------------------------
                     192,400   Norfolk Southern Corp.                     3,694
--------------------------------------------------------------------------------
                     127,300   Union Pacific Corp.                        7,385
--------------------------------------------------------------------------------
                                                                         19,525
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 0.5%
--------------------------------------------------------------------------------
                     116,500   CBL & Associates Properties, Inc.          5,009
--------------------------------------------------------------------------------
                      86,200   Equity Office Properties Trust             2,328
--------------------------------------------------------------------------------
                      58,500   General Growth Properties, Inc.            3,653
--------------------------------------------------------------------------------
                     496,500   HRPT Properties Trust                      4,568
--------------------------------------------------------------------------------
                     113,800   Simon Property Group, Inc.                 4,442
--------------------------------------------------------------------------------
                                                                         20,000
--------------------------------------------------------------------------------
SECURITIES & ASSET MANAGEMENT -- 1.7%
--------------------------------------------------------------------------------
                      73,700   Bear Stearns Companies Inc.
                               (The)                                      5,337
--------------------------------------------------------------------------------
                      78,700   Goldman Sachs Group, Inc. (The)            6,591
--------------------------------------------------------------------------------
                     720,800   Merrill Lynch & Co., Inc.                 33,648
--------------------------------------------------------------------------------
                     666,300   Morgan Stanley                            28,484
--------------------------------------------------------------------------------
                                                                         74,060
--------------------------------------------------------------------------------
SEMICONDUCTOR -- 3.6%
--------------------------------------------------------------------------------
                   1,099,163   Arrow Electronics, Inc.(1)                16,751
--------------------------------------------------------------------------------
                   1,599,800   Avnet Inc.(1)                             20,285
--------------------------------------------------------------------------------
                     692,700   ESS Technology, Inc.(1)                    6,754
--------------------------------------------------------------------------------
                   3,374,200   Intel Corporation                         70,129
--------------------------------------------------------------------------------
                     369,000   QUALCOMM Inc.                             13,192
--------------------------------------------------------------------------------
                     181,800   SanDisk Corp.(1)                           7,336
--------------------------------------------------------------------------------
                   1,191,200   Texas Instruments Inc.                    20,965
--------------------------------------------------------------------------------
                     151,200   Vishay Intertechnology, Inc.(1)            1,996
--------------------------------------------------------------------------------
                                                                        157,408
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

-----
   14

Income & Growth - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Shares                        ($ In Thousands)                          Value
--------------------------------------------------------------------------------
SPECIALTY STORES -- 1.4%
--------------------------------------------------------------------------------
                     209,900   Barnes & Noble Inc.(1)                $    4,838
--------------------------------------------------------------------------------
                     377,500   Blockbuster, Inc.                          6,361
--------------------------------------------------------------------------------
                      17,600   Claire's Stores Inc.                         446
--------------------------------------------------------------------------------
                     725,159   Home Depot, Inc.                          24,017
--------------------------------------------------------------------------------
                     315,600   Rent-A-Center Inc.(1)                     23,926
--------------------------------------------------------------------------------
                                                                         59,588
--------------------------------------------------------------------------------
TELEPHONE -- 5.5%
--------------------------------------------------------------------------------
                     512,243   AT&T Corp.                                 9,861
--------------------------------------------------------------------------------
                   1,725,100   BellSouth Corp.                           45,939
--------------------------------------------------------------------------------
                   2,025,000   SBC Communications Inc.                   51,739
--------------------------------------------------------------------------------
                   3,143,634   Sprint Corporation                        45,268
--------------------------------------------------------------------------------
                   2,273,780   Verizon Communications                    89,702
--------------------------------------------------------------------------------
                                                                        242,509
--------------------------------------------------------------------------------
THRIFTS -- 0.6%
--------------------------------------------------------------------------------
                     630,250   Washington Mutual, Inc.                   26,029
--------------------------------------------------------------------------------
TOBACCO -- 1.6%
--------------------------------------------------------------------------------
                   1,600,100   Altria Group Inc.                         72,709
--------------------------------------------------------------------------------
TRUCKING, SHIPPING & AIR FREIGHT -- 1.0%
--------------------------------------------------------------------------------
                     144,400   FedEx Corp.                                8,957
--------------------------------------------------------------------------------
                     520,500   United Parcel Service, Inc. Cl B          33,156
--------------------------------------------------------------------------------
                                                                         42,113
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS -- 1.5%
--------------------------------------------------------------------------------
                     731,000   ALLTEL Corp.                              35,249
--------------------------------------------------------------------------------
                   1,749,100   Nextel Communications, Inc.(1)            31,624
--------------------------------------------------------------------------------
                                                                         66,873
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $3,899,625)                                                     4,371,569
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 0.6%

COMPUTER HARDWARE & BUSINESS MACHINES -- 0.2%
--------------------------------------------------------------------------------
                      74,400   Xerox Corp., 6.25%, 7/1/06                 7,801
--------------------------------------------------------------------------------
ELECTRICAL UTILITIES -- 0.1%
--------------------------------------------------------------------------------
                     185,543   DTE Energy Company, 8.75%,
                               8/16/05                                    4,878
--------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS -- 0.3%
--------------------------------------------------------------------------------
                     172,300   Ford Motor Company Capital
                               Trust II, 6.50%, 1/15/32                   7,486
--------------------------------------------------------------------------------
                     209,800   General Motors Corp., Series B,
                               5.25%, 3/6/32                              4,700
--------------------------------------------------------------------------------
                                                                         12,186
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $26,063)                                                           24,865
--------------------------------------------------------------------------------

Principal Amount                     ($ In Thousands)                   Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.3%

                     $15,000   FHLB Discount Notes, 0.80%,
                               7/1/03(2)
(Cost $15,000)                                                       $   15,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $3,940,688)                                                    $4,411,434
================================================================================
COLLATERAL RECEIVED FOR
SECURITIES LENDING(3)

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, BNP Paribas Securities
Corp., (U.S. agency obligations), 1.25%, dated
6/30/03, due 7/1/03 (Delivery value $162,030)                          $162,024
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES
--------------------------------------------------------------------------------
                     $10,002   Citibank Credit Card Issuance
                               Trust, Series 2000 A2, Floater,
                               1.34%, 8/7/03, resets quarterly
                               off the 3-month LIBOR plus a
                               floor of 0.05% with no caps               10,002
--------------------------------------------------------------------------------
                      10,004   Natexis Banque NY, Floater,
                               1.17%, 7/1/03, resets daily off
                               the Prime Rate minus 2.83%
                               with no caps                              10,004
--------------------------------------------------------------------------------
                      10,000   New York Life Insurance, 1.43%,
                               9/30/03                                   10,000
--------------------------------------------------------------------------------
                      15,000   Security Benefit Life Insurance
                               Co., 1.41%, 9/10/03                       15,000
--------------------------------------------------------------------------------
                      10,000   Wachovia Bank N.A., Floater,
                               1.44%, 7/1/03, resets daily off
                               the Fed Funds rate plus 0.19%
                               with no caps                              10,000
--------------------------------------------------------------------------------
                                                                         55,006
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING
(Cost $217,030)                                                        $217,030
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank

LIBOR = London Interbank Offered Rate

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

(1)  Non-income producing.

(2)  The rate indicated is the yield to maturity at purchase.

(3)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

                                                                          -----
                                                                          15

Small Company - Performance

TOTAL RETURNS AS OF JUNE 30, 2003
                                                     --------------
                                                     AVERAGE ANNUAL
                                                         RETURNS
--------------------------------------------------------------------------------
                                                          SINCE        INCEPTION
                                          1 YEAR        INCEPTION         DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                             3.04%          7.23%         7/31/98
--------------------------------------------------------------------------------
S&P SMALLCAP 600 INDEX                    -3.58%          5.55%            --
--------------------------------------------------------------------------------
Institutional Class                        3.24%         11.11%         10/1/99
--------------------------------------------------------------------------------
Advisor Class                              2.88%          3.56%          9/7/00
--------------------------------------------------------------------------------

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made July 31, 1998

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended June 30
--------------------------------------------------------------------------------
                                1999*     2000       2001       2002       2003
--------------------------------------------------------------------------------
INVESTOR CLASS                  1.47%    18.69%      0.02%     13.55%      3.04%
--------------------------------------------------------------------------------
S&P SMALLCAP 600 INDEX          5.78%    14.39%     11.12%      0.27%     -3.58%
--------------------------------------------------------------------------------
*From 7/31/98 (the class's inception date) to 6/30/99. Not annualized.

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----
   16

Small Company - Portfolio Commentary

By Matti von Turk and Bill Martin,  portfolio managers

PERFORMANCE SUMMARY

Small Company posted a total return of 17.66%* during the first six months of
2003, outperforming the 12.93% return of its benchmark, the S&P SmallCap 600
Index. What's more, Small Company has outperformed the benchmark in the trailing one- and three-year periods, as well as since the fund's inception on July 31,
1998. (See page 16 for additional performance details.)

U.S. ECONOMY

The U.S. economy continued to grow at a slower-than-average pace in the first half of 2003. Despite sluggish economic growth, corporate profits rose, as consumer spending and the housing market remained strong. Other economic data was less encouraging--unemployment hit a nine-year high of 6.4% in June,  the overall level of business spending remained relatively depressed, and inflation continued to trend downward. To stimulate the economy, the Federal Reserve cut interest rates to a 45-year low on June 25.

STOCKS

Stocks slipped early in the period, but rebounded sharply after the fall of
Baghdad and the passage of a fiscal stimulus package. Smaller was better in the first half of 2003, as small- company shares posted higher returns than large caps. Meanwhile, value-oriented stocks and growth shares both performed well.

PORTFOLIO STRATEGY

Our stock selection process analyzes companies using both growth and value measures. That process worked well over the last six months. Small Company held its value better than the benchmark during the market downturn in the first quarter, then advanced more than the benchmark during the second-quarter rally.
Most of Small Company's positive return can be attributed to consumer-based stocks,  as well as financial, health care, and technology holdings.

Technology stocks were among the rally's biggest beneficiaries. Small Company's tech holdings rallied more than the benchmark's, as picks across several industries performed well. Our best picks were SanDisk and Amkor

TOP TEN HOLDINGS
AS OF JUNE 30, 2003
--------------------------------------------------------------------------------
                                     % OF PORTFOLIO         % OF PORTFOLIO
                                       INVESTMENTS            INVESTMENTS
                                          AS OF                  AS OF
                                         6/30/03               12/31/02
--------------------------------------------------------------------------------
Hudson United
Bancorp                                   1.4%                   0.5%
--------------------------------------------------------------------------------
UGI Corporation                           1.3%                   1.1%
--------------------------------------------------------------------------------
Take-Two Interactive
Software, Inc.                            1.3%                   0.6%
--------------------------------------------------------------------------------
Briggs & Stratton Corp.                   1.3%                   0.2%
--------------------------------------------------------------------------------
iShares S&P SmallCap
600 Index Fund                            1.2%                   3.8%
--------------------------------------------------------------------------------
Flagstar Bancorp Inc.                     1.2%                    --
--------------------------------------------------------------------------------
PacifiCare Health
Systems, Inc.                             1.1%                    --
--------------------------------------------------------------------------------
Schnitzer Steel
Industries Inc.                           1.1%                    --
--------------------------------------------------------------------------------
United Stationers Inc.                    1.1%                    --
--------------------------------------------------------------------------------
Nuevo Energy Co.                          1.1%                    --
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                     (continued)

                                                                          -----
                                                                          17

Small Company - Portfolio Commentary

Technology in the semiconductor industry, United Online among internet companies, and Western Digital in computer hardware. In addition, we entirely avoided several poor performers in tech, including Electro Scientific
Industries, Alliant Techsystems, Mercury Computer Systems, and Black Box. The
volatility of tech stocks also worked against the portfolio in a few cases. For example, we liked Analogic, but its shares posted a negative return. And we experienced a couple of setbacks in the information services industry, as eFunds and Fair, Isaac Corp. were among the portfolio's biggest detractors.

Health care stocks also posted positive returns. Small Company's health care holdings nearly doubled the return of the benchmark's health care stocks. Picks in the medical providers and services industry--PacifiCare Health Systems,
Sierra Health Services, Humana, and Coventry Health Care--helped the portfolio outpace the benchmark. The portfolio's relative performance also benefited from underweighting Accredo Health, whose shares declined sharply. In drug shares, overweights in Endo Pharmaceuticals Holding and aaiPharma also added value relative to the benchmark. Not all of our picks panned out--overweights in Prime
Medical Services and Chattem detracted from performance, but the net effect of several small, risk-conscious positions made health care one of the portfolio's best performing sectors.

Financial stocks rallied with the market, and Small Company's stock selection worked relatively well across several financial industries. Doral Financial and
New Century Financial were the portfolio's best picks in financial services, while Pacific Capital Bancorp and Flagstar Bancorp boosted Small Company's return in the banking and thrift industries.

It wasn't all peaches and cream during the period, as a few other picks in assorted industries detracted from performance. Steel Technologies, Brink's, and
Winn-Dixie Stores all posted disappointing results. Stockpicking in the energy sector also detracted somewhat. Nevertheless, Small Company's stock selection helped the portfolio outperform its benchmark over the last six months. Looking ahead, we'll continue to apply our investment process to select attractively valued stocks.

SMALL COMPANY'S FIVE LARGEST
OVERWEIGHTS AS OF JUNE 30, 2003
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         PORTFOLIO'S             S&P 600
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
Schnitzer Steel
Industries Inc.                             1.16%                  --
--------------------------------------------------------------------------------
PacifiCare Health
Systems, Inc.                               1.16%                  --
--------------------------------------------------------------------------------
Rent-A-Center Inc.                          1.06%                  --
--------------------------------------------------------------------------------
Avnet Inc.                                  1.04%                  --
--------------------------------------------------------------------------------
Comstock Resources Inc.                     1.03%                  --
--------------------------------------------------------------------------------

SMALL COMPANY'S FIVE LARGEST
UNDERWEIGHTS AS OF JUNE 30, 2003
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         PORTFOLIO'S             S&P 600
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
Harman International
Industries Inc.                              --                   0.71%
--------------------------------------------------------------------------------
Mid Atlantic Medical
Services Inc.                                --                   0.68%
--------------------------------------------------------------------------------
Zebra Technologies Corp.                     --                   0.65%
--------------------------------------------------------------------------------
Newfield Exploration Co.                     --                   0.58%
--------------------------------------------------------------------------------
Alliant Techsystems Inc.                     --                   0.55%
--------------------------------------------------------------------------------

-----
   18

Small Company - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Shares                           ($ In Thousands)                       Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.3%

AIRLINES -- 0.6%
--------------------------------------------------------------------------------
                      23,700   Atlantic Coast Airlines Holdings(1)     $    320
--------------------------------------------------------------------------------
                      15,800   Frontier Airlines, Inc.(1)                   143
--------------------------------------------------------------------------------
                      15,300   Mesa Air Group, Inc.(1)                      122
--------------------------------------------------------------------------------
                      29,700   SkyWest, Inc.                                567
--------------------------------------------------------------------------------
                                                                          1,152
--------------------------------------------------------------------------------
APPAREL & TEXTILES -- 1.4%
--------------------------------------------------------------------------------
                     127,400   Culp, Inc.(1)                                879
--------------------------------------------------------------------------------
                      41,700   Kellwood Co.                               1,319
--------------------------------------------------------------------------------
                      22,500   Russell Corp.                                428
--------------------------------------------------------------------------------
                                                                          2,626
--------------------------------------------------------------------------------
BANKS -- 5.6%
--------------------------------------------------------------------------------
                      20,400   Bank of Hawaii Corporation                   676
--------------------------------------------------------------------------------
                      25,400   City Holding Company                         743
--------------------------------------------------------------------------------
                      25,000   Columbia Banking Systems Inc.                448
--------------------------------------------------------------------------------
                      47,000   Cullen/Frost Bankers, Inc.                 1,509
--------------------------------------------------------------------------------
                      14,800   First Bancorp                                406
--------------------------------------------------------------------------------
                       5,300   First Citizens BancShares, Inc.              534
--------------------------------------------------------------------------------
                       4,800   Firstfed America Bancorp                     166
--------------------------------------------------------------------------------
                       7,400   Hancock Holding Company                      348
--------------------------------------------------------------------------------
                      76,800   Hudson United Bancorp                      2,622
--------------------------------------------------------------------------------
                       6,600   Independence Community Bank                  186
--------------------------------------------------------------------------------
                      54,266   Pacific Capital Bancorp                    1,902
--------------------------------------------------------------------------------
                       3,000   Prosperity Bancshares Inc.                    58
--------------------------------------------------------------------------------
                      18,100   R & G Financial Corp.                        538
--------------------------------------------------------------------------------
                      11,200   Whitney Holding Corp.                        358
--------------------------------------------------------------------------------
                                                                         10,494
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.6%
--------------------------------------------------------------------------------
                       2,100   Albany Molecular Research Inc.(1)             32
--------------------------------------------------------------------------------
                      14,000   Cephalon, Inc.(1)                            576
--------------------------------------------------------------------------------
                      12,600   Enzon Pharmaceuticals, Inc.(1)               158
--------------------------------------------------------------------------------
                      38,500   Immucor, Inc.(1)                             839
--------------------------------------------------------------------------------
                     188,800   Ribapharm Inc.(1)                          1,218
--------------------------------------------------------------------------------
                      13,100   SICOR Inc.(1)                                266
--------------------------------------------------------------------------------
                                                                          3,089
--------------------------------------------------------------------------------
CHEMICALS -- 2.5%
--------------------------------------------------------------------------------
                      34,400   Cytec Industries Inc.(1)                   1,163
--------------------------------------------------------------------------------
                      77,400   Ethyl Corp.(1)                               770
--------------------------------------------------------------------------------
                      13,400   Georgia Gulf Corporation                     265
--------------------------------------------------------------------------------
                      24,900   MacDermid, Inc.                              655
--------------------------------------------------------------------------------
                     176,800   Methanex Corp.                             1,889
--------------------------------------------------------------------------------
                       8,800   Wellman, Inc.                                 99
--------------------------------------------------------------------------------
                                                                          4,841
--------------------------------------------------------------------------------
CLOTHING STORES -- 3.4%
--------------------------------------------------------------------------------
                       7,800   AnnTaylor Stores Corp.(1)                    226
--------------------------------------------------------------------------------
                      41,400   Charming Shoppes, Inc.(1)                    206
--------------------------------------------------------------------------------

Shares                           ($ In Thousands)                       Value
--------------------------------------------------------------------------------

                      46,300   Finish Line, Inc.(1)                    $  1,028
--------------------------------------------------------------------------------
                     101,300   Foot Locker Inc.                           1,342
--------------------------------------------------------------------------------
                      44,900   Goody's Family Clothing, Inc.(1)             388
--------------------------------------------------------------------------------
                      31,300   Gymboree Corporation (The)(1)                525
--------------------------------------------------------------------------------
                       9,900   Mothers Work, Inc.(1)                        265
--------------------------------------------------------------------------------
                      71,600   Pacific Sunwear of California(1)           1,726
--------------------------------------------------------------------------------
                      32,900   Stage Stores Inc.(1)                         773
--------------------------------------------------------------------------------
                                                                          6,479
--------------------------------------------------------------------------------
COMPUTER HARDWARE &
BUSINESS MACHINES -- 2.3%
--------------------------------------------------------------------------------
                      10,300   Checkpoint Systems, Inc.(1)                  146
--------------------------------------------------------------------------------
                     173,400   CompuCom Systems, Inc.(1)                    784
--------------------------------------------------------------------------------
                      11,500   Global Imaging Systems, Inc.(1)              266
--------------------------------------------------------------------------------
                      43,500   Hutchinson Technology Inc.(1)              1,431
--------------------------------------------------------------------------------
                      93,800   Scientific Games Corporation(1)              882
--------------------------------------------------------------------------------
                     103,700   Western Digital Corp.(1)                   1,068
--------------------------------------------------------------------------------
                                                                          4,577
--------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 3.1%
--------------------------------------------------------------------------------
                       3,900   Acxiom Corp.(1)                               59
--------------------------------------------------------------------------------
                      14,500   Avid Technology, Inc.(1)                     509
--------------------------------------------------------------------------------
                      34,900   CCC Information Services Group
                                Inc.(1)                                     506
--------------------------------------------------------------------------------
                       9,700   Hyperion Solutions Corp.(1)                  327
--------------------------------------------------------------------------------
                      36,200   Intergraph Corporation(1)                    778
--------------------------------------------------------------------------------
                      26,900   MAPICS, Inc.(1)                              221
--------------------------------------------------------------------------------
                      10,300   Progress Software Corp.(1)                   214
--------------------------------------------------------------------------------
                         400   SS&C Technologies, Inc.(1)                     6
--------------------------------------------------------------------------------
                      86,600   Take-Two Interactive Software,
                               Inc.(1)                                    2,454
--------------------------------------------------------------------------------
                      58,700   Transaction Systems Architects,
                               Inc.(1)                                      526
--------------------------------------------------------------------------------
                      59,000   VitalWorks Inc.(1)                           233
--------------------------------------------------------------------------------
                                                                          5,833
--------------------------------------------------------------------------------
CONSTRUCTION & REAL PROPERTY -- 3.5%
--------------------------------------------------------------------------------
                      14,500   Hovnanian Enterprises Inc.(1)                855
--------------------------------------------------------------------------------
                     359,500   Jacuzzi Brands Inc.(1)                     1,903
--------------------------------------------------------------------------------
                       1,700   KB Home                                      105
--------------------------------------------------------------------------------
                      24,800   M/I Schottenstein Homes, Inc.              1,058
--------------------------------------------------------------------------------
                       3,000   NVR, Inc.(1)                               1,233
--------------------------------------------------------------------------------
                      22,600   Ryland Group, Inc. (The)                   1,568
--------------------------------------------------------------------------------
                                                                          6,722
--------------------------------------------------------------------------------
CONSUMER DURABLES -- 1.2%
--------------------------------------------------------------------------------
                      28,700   Applica Inc.                                 244
--------------------------------------------------------------------------------
                       9,100   Carlisle Companies, Inc.                     384
--------------------------------------------------------------------------------
                     109,500   Department 56, Inc.(1)                     1,678
--------------------------------------------------------------------------------
                                                                          2,306
--------------------------------------------------------------------------------
DEFENSE/AEROSPACE -- 2.4%
--------------------------------------------------------------------------------
                       9,500   Engineered Support Systems                   398
--------------------------------------------------------------------------------
                      79,900   Invision Technologies, Inc.(1)             2,003
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

                                                                          -----
                                                                          19

Small Company - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Shares                           ($ In Thousands)                       Value
--------------------------------------------------------------------------------

                       8,000   Moog Inc.(1)                            $    278
--------------------------------------------------------------------------------
                      71,000   United Defense Industries, Inc.(1)         1,842
--------------------------------------------------------------------------------
                                                                          4,521
--------------------------------------------------------------------------------
DEPARTMENT STORES -- 0.6%
--------------------------------------------------------------------------------
                      88,100   ShopKo Stores, Inc.(1)                     1,145
--------------------------------------------------------------------------------
DIVERSIFIED -- 1.2%
--------------------------------------------------------------------------------
                      20,100   iShares S&P SmallCap 600 Index
                               Fund                                       2,204
--------------------------------------------------------------------------------
DRUGS -- 2.5%
--------------------------------------------------------------------------------
                      12,300   aaiPharma Inc.(1)                            245
--------------------------------------------------------------------------------
                      29,600   Alpharma Inc.                                639
--------------------------------------------------------------------------------
                      51,100   Chattem, Inc.(1)                             960
--------------------------------------------------------------------------------
                      47,300   Endo Pharmaceuticals Holdings
                               Inc.(1)                                      800
--------------------------------------------------------------------------------
                      27,900   IDEXX Laboratories, Inc.(1)                  940
--------------------------------------------------------------------------------
                      51,700   Perrigo Co.                                  809
--------------------------------------------------------------------------------
                       7,300   Pharmaceutical Resources Inc.(1)             355
--------------------------------------------------------------------------------
                                                                          4,748
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 4.8%
--------------------------------------------------------------------------------
                      54,500   Allen Telecom Inc.(1)                        900
--------------------------------------------------------------------------------
                      40,300   Analogic Corporation                       1,965
--------------------------------------------------------------------------------
                      62,500   Benchmark Electronics Inc.(1)              1,923
--------------------------------------------------------------------------------
                      28,200   Comtech Telecommunications
                               Corp.(1)                                     796
--------------------------------------------------------------------------------
                       8,000   Daktronics, Inc.(1)                          131
--------------------------------------------------------------------------------
                     133,900   Gerber Scientific, Inc.(1)                   892
--------------------------------------------------------------------------------
                      90,100   MTS Systems Corp.                          1,328
--------------------------------------------------------------------------------
                      27,300   Premiere Technologies, Inc.(1)               132
--------------------------------------------------------------------------------
                      83,100   Stoneridge Inc.(1)                         1,134
--------------------------------------------------------------------------------
                                                                          9,201
--------------------------------------------------------------------------------
ELECTRICAL UTILITIES -- 0.5%
--------------------------------------------------------------------------------
                       5,800   Avista Corporation                            82
--------------------------------------------------------------------------------
                      24,700   Great Plains Energy Inc.                     713
--------------------------------------------------------------------------------
                      10,500   Green Mountain Power Corp.                   210
--------------------------------------------------------------------------------
                                                                          1,005
--------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION -- 3.3%
--------------------------------------------------------------------------------
                     141,600   Comstock Resources Inc.(1)                 1,937
--------------------------------------------------------------------------------
                      45,900   Denbury Resources Inc.(1)                    616
--------------------------------------------------------------------------------
                     118,900   Nuevo Energy Co.(1)                        2,076
--------------------------------------------------------------------------------
                      28,100   Pogo Producing Co.                         1,201
--------------------------------------------------------------------------------
                      45,600   Vintage Petroleum, Inc.                      514
--------------------------------------------------------------------------------
                                                                          6,344
--------------------------------------------------------------------------------
ENTERTAINMENT -- 0.7%
--------------------------------------------------------------------------------
                      88,300   Handleman Co.(1)                           1,413
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 1.6%
--------------------------------------------------------------------------------
                      41,800   Doral Financial Corp.                      1,867
--------------------------------------------------------------------------------
                       1,000   Factual Data Corp.(1)                         17
--------------------------------------------------------------------------------
                      25,200   New Century Financial Corp.                1,100
--------------------------------------------------------------------------------
                                                                          2,984
--------------------------------------------------------------------------------

Shares                           ($ In Thousands)                       Value
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 1.7%
--------------------------------------------------------------------------------
                      41,400   Chiquita Brands International, Inc.(1)  $    600
--------------------------------------------------------------------------------
                       9,200   Coca-Cola Bottling Co. Consolidated          502
--------------------------------------------------------------------------------
                       5,000   Corn Products International Inc.             150
--------------------------------------------------------------------------------
                      28,200   Flowers Foods Inc.                           557
--------------------------------------------------------------------------------
                      19,300   J&J Snack Foods Corp.(1)                     611
--------------------------------------------------------------------------------
                       8,500   John B. Sanfilippo & Son, Inc.(1)            137
--------------------------------------------------------------------------------
                      22,200   Sanderson Farms Inc.                         625
--------------------------------------------------------------------------------
                                                                          3,182
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 1.2%
--------------------------------------------------------------------------------
                       3,300   CSS Industries, Inc.                         127
--------------------------------------------------------------------------------
                      16,100   Graphic Packaging International
                               Corp.(1)                                      73
--------------------------------------------------------------------------------
                      58,700   United Stationers Inc.(1)                  2,123
--------------------------------------------------------------------------------
                                                                          2,323
--------------------------------------------------------------------------------
GAS & WATER UTILITIES -- 2.6%
--------------------------------------------------------------------------------
                      12,600   National Fuel Gas Co.                        328
--------------------------------------------------------------------------------
                       2,300   New Jersey Resources Corp.                    82
--------------------------------------------------------------------------------
                      95,200   ONEOK, Inc.                                1,869
--------------------------------------------------------------------------------
                       8,200   Southern Union Co.(1)                        138
--------------------------------------------------------------------------------
                      80,850   UGI Corporation                            2,562
--------------------------------------------------------------------------------
                                                                          4,979
--------------------------------------------------------------------------------
GROCERY STORES -- 0.2%
--------------------------------------------------------------------------------
                      15,200   Supervalu Inc.                               324
--------------------------------------------------------------------------------
HEAVY ELECTRICAL EQUIPMENT -- 0.4%
--------------------------------------------------------------------------------
                       1,200   C&D Technologies, Inc.                        17
--------------------------------------------------------------------------------
                      23,800   Rofin-Sinar Technologies Inc.(1)             335
--------------------------------------------------------------------------------
                      17,700   Smith (A.O.) Corp.                           498
--------------------------------------------------------------------------------
                                                                            850
--------------------------------------------------------------------------------
HEAVY MACHINERY -- 0.6%
--------------------------------------------------------------------------------
                      53,500   Cascade Corp.                                931
--------------------------------------------------------------------------------
                       3,800   NACCO Industries, Inc. Cl A                  224
--------------------------------------------------------------------------------
                                                                          1,155
--------------------------------------------------------------------------------
HOME PRODUCTS -- 0.6%
--------------------------------------------------------------------------------
                      40,000   Jarden Corp.(1)                            1,107
--------------------------------------------------------------------------------
INDUSTRIAL PARTS -- 3.6%
--------------------------------------------------------------------------------
                      47,900   Briggs & Stratton Corp.                    2,420
--------------------------------------------------------------------------------
                      17,400   Genlyte Group Inc.(1)                        608
--------------------------------------------------------------------------------
                     129,600   Global Power Equipment Group
                               Inc.(1)                                      603
--------------------------------------------------------------------------------
                       6,900   Kadant Inc.(1)                               129
--------------------------------------------------------------------------------
                     107,000   Lennox International Inc.                  1,377
--------------------------------------------------------------------------------
                       7,300   NN Inc.                                       92
--------------------------------------------------------------------------------
                         900   Timken Co.                                    16
--------------------------------------------------------------------------------
                      34,700   UNOVA, Inc.(1)                               385
--------------------------------------------------------------------------------
                      23,600   Watsco, Inc.                                 391
--------------------------------------------------------------------------------
                      34,400   York International Corp.                     805
--------------------------------------------------------------------------------
                                                                          6,826
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

-----
   20

Small Company - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Shares                           ($ In Thousands)                       Value
--------------------------------------------------------------------------------
INDUSTRIAL SERVICES -- 0.8%
--------------------------------------------------------------------------------
                      15,700   AMN Healthcare Services, Inc.(1)        $    199
--------------------------------------------------------------------------------
                      17,100   Rent-Way Inc.(1)                              80
--------------------------------------------------------------------------------
                      81,625   Right Management Consultants,
                               Inc.(1)                                    1,032
--------------------------------------------------------------------------------
                      15,300   Volt Information Sciences Inc.(1)            209
--------------------------------------------------------------------------------
                                                                          1,520
--------------------------------------------------------------------------------
INFORMATION SERVICES -- 3.1%
--------------------------------------------------------------------------------
                      12,700   ADVO, Inc.(1)                                564
--------------------------------------------------------------------------------
                      65,600   APAC Customer Services Inc.(1)               167
--------------------------------------------------------------------------------
                       1,900   Checkfree Corp.(1)                            53
--------------------------------------------------------------------------------
                      23,730   Digitas Inc.(1)                              118
--------------------------------------------------------------------------------
                      27,100   Memberworks Inc.(1)                          535
--------------------------------------------------------------------------------
                      40,400   Navigant International, Inc.(1)              521
--------------------------------------------------------------------------------
                       2,700   Ritchie Bros. Auctioneers Inc.(1)            104
--------------------------------------------------------------------------------
                      70,500   RMH Teleservices, Inc.(1)                    305
--------------------------------------------------------------------------------
                      65,800   SOURCECORP, Incorporated(1)                1,421
--------------------------------------------------------------------------------
                      13,700   Valassis Communications, Inc.(1)             352
--------------------------------------------------------------------------------
                      78,400   Viad Corporation                           1,756
--------------------------------------------------------------------------------
                                                                          5,896
--------------------------------------------------------------------------------
INTERNET -- 0.4%
--------------------------------------------------------------------------------
                      30,700   United Online, Inc.(1)                       778
--------------------------------------------------------------------------------
LEISURE -- 2.8%
--------------------------------------------------------------------------------
                       6,100   Arctic Cat Inc.                              117
--------------------------------------------------------------------------------
                       5,200   Callaway Golf Co.                             69
--------------------------------------------------------------------------------
                      10,500   CPI Corp.                                    185
--------------------------------------------------------------------------------
                      49,700   GTECH Holdings Corp.(1)                    1,871
--------------------------------------------------------------------------------
                      29,700   Isle of Capri Casinos, Inc.(1)               491
--------------------------------------------------------------------------------
                      23,300   Jakks Pacific Inc.(1)                        310
--------------------------------------------------------------------------------
                      98,800   Marvel Enterprises, Inc.(1)                1,887
--------------------------------------------------------------------------------
                       8,500   Movado Group Inc.                            185
--------------------------------------------------------------------------------
                      10,600   RC2 Corp.(1)                                 180
--------------------------------------------------------------------------------
                                                                          5,295
--------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE -- 1.3%
--------------------------------------------------------------------------------
                      43,200   AmerUs Group Co.                           1,219
--------------------------------------------------------------------------------
                       3,000   Delphi Financial Group, Inc. Cl A            140
--------------------------------------------------------------------------------
                      43,900   Protective Life Corp.                      1,174
--------------------------------------------------------------------------------
                                                                          2,533
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 4.5%
--------------------------------------------------------------------------------
                      41,500   Advanced Medical Optics Inc.(1)              708
--------------------------------------------------------------------------------
                         700   ALARIS Medical, Inc.(1)                        9
--------------------------------------------------------------------------------
                      12,100   Bard (C.R.), Inc.                            863
--------------------------------------------------------------------------------
                       5,300   Bausch & Lomb Inc. Cl A                      199
--------------------------------------------------------------------------------
                      18,000   Beckman Coulter Inc.                         732
--------------------------------------------------------------------------------
                      23,100   Bio-Rad Laboratories, Inc. Cl A(1)         1,278
--------------------------------------------------------------------------------
                       8,000   Conmed Corp.(1)                              146
--------------------------------------------------------------------------------
                       5,000   Curative Health Services, Inc.(1)             85
--------------------------------------------------------------------------------
                      41,200   Fisher Scientific International(1)         1,437
--------------------------------------------------------------------------------

Shares                           ($ In Thousands)                       Value
--------------------------------------------------------------------------------

                      33,700   HealthTronics Surgical Services,
                               Inc.(1)                                 $    303
--------------------------------------------------------------------------------
                       6,200   Henry Schein, Inc.(1)                        325
--------------------------------------------------------------------------------
                       4,000   Invitrogen Corp.(1)                          153
--------------------------------------------------------------------------------
                      26,600   Owens & Minor Inc.                           595
--------------------------------------------------------------------------------
                     141,900   Prime Medical Services, Inc.(1)              667
--------------------------------------------------------------------------------
                       9,000   Steris Corp.(1)                              208
--------------------------------------------------------------------------------
                      40,400   Sybron Dental Specialties Inc.(1)            953
--------------------------------------------------------------------------------
                                                                          8,661
--------------------------------------------------------------------------------
MEDICAL PROVIDERS & SERVICES -- 4.5%
--------------------------------------------------------------------------------
                       5,500   America Service Group Inc.(1)                 98
--------------------------------------------------------------------------------
                      15,400   Coventry Health Care Inc.(1)                 711
--------------------------------------------------------------------------------
                      68,700   Humana Inc.(1)                             1,037
--------------------------------------------------------------------------------
                      23,100   Oxford Health Plans, Inc.(1)                 971
--------------------------------------------------------------------------------
                      43,900   PacifiCare Health Systems, Inc.(1)         2,166
--------------------------------------------------------------------------------
                     131,200   Quintiles Transnational Corp.(1)           1,862
--------------------------------------------------------------------------------
                      91,200   Sierra Health Services, Inc.(1)            1,824
--------------------------------------------------------------------------------
                                                                          8,669
--------------------------------------------------------------------------------
MINING & METALS -- 2.7%
--------------------------------------------------------------------------------
                      76,600   AK Steel Holding Corp.(1)                    277
--------------------------------------------------------------------------------
                      39,300   Crown Holdings Inc.(1)                       281
--------------------------------------------------------------------------------
                      63,000   Imco Recycling Inc.(1)                       418
--------------------------------------------------------------------------------
                      49,100   Schnitzer Steel Industries Inc.            2,166
--------------------------------------------------------------------------------
                      37,900   Silgan Holdings Inc.(1)                    1,186
--------------------------------------------------------------------------------
                       7,500   Valmont Industries, Inc.                     147
--------------------------------------------------------------------------------
                     116,600   Wolverine Tube Inc.(1)                       667
--------------------------------------------------------------------------------
                                                                          5,142
--------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS -- 1.9%
--------------------------------------------------------------------------------
                      77,600   American Axle & Manufacturing
                               Holdings, Inc.(1)                          1,856
--------------------------------------------------------------------------------
                      60,300   Dura Automotive Systems, Inc.(1)             570
--------------------------------------------------------------------------------
                      13,800   Lear Corporation(1)                          635
--------------------------------------------------------------------------------
                      16,700   Standard Motor Products, Inc.                185
--------------------------------------------------------------------------------
                      79,500   Tenneco Automotive Inc.(1)                   286
--------------------------------------------------------------------------------
                                                                          3,532
--------------------------------------------------------------------------------
OIL SERVICES -- 1.6%
--------------------------------------------------------------------------------
                      32,500   Global Industries, Ltd.(1)                   157
--------------------------------------------------------------------------------
                      45,000   Gulf Island Fabrication, Inc.(1)             761
--------------------------------------------------------------------------------
                       5,700   Hydril Co.(1)                                155
--------------------------------------------------------------------------------
                      57,300   Oceaneering International, Inc.(1)         1,465
--------------------------------------------------------------------------------
                      45,300   Oil States International, Inc.(1)            548
--------------------------------------------------------------------------------
                                                                          3,086
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE -- 1.8%
--------------------------------------------------------------------------------
                      18,296   Fidelity National Financial, Inc.            563
--------------------------------------------------------------------------------
                      58,400   First American Financial Corp.
                                (The)                                     1,539
--------------------------------------------------------------------------------
                      26,300   LandAmerica Financial Group, Inc.          1,249
--------------------------------------------------------------------------------
                                                                          3,351
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

                                                                          -----
                                                                          21

Small Company - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Shares                           ($ In Thousands)                       Value
--------------------------------------------------------------------------------
PUBLISHING -- 0.1%
--------------------------------------------------------------------------------
                       7,200   John H. Harland Company                 $    188
--------------------------------------------------------------------------------
RAILROADS -- 0.2%
--------------------------------------------------------------------------------
                      32,100   Kansas City Southern Industries,
                               Inc.(1)                                      386
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 1.5%
--------------------------------------------------------------------------------
                       3,900   CBL & Associates Properties, Inc.            168
--------------------------------------------------------------------------------
                      12,700   Capital Automotive REIT                      355
--------------------------------------------------------------------------------
                      10,400   Colonial Properties Trust                    366
--------------------------------------------------------------------------------
                      24,500   Corrections Corporation of
                               America(1)                                   620
--------------------------------------------------------------------------------
                       7,600   Essex Property Trust, Inc.                   435
--------------------------------------------------------------------------------
                      11,100   Gables Residential Trust                     336
--------------------------------------------------------------------------------
                       7,300   Kilroy Realty Corp.                          201
--------------------------------------------------------------------------------
                      12,900   Shurgard Storage Centers Inc.                427
--------------------------------------------------------------------------------
                                                                          2,908
--------------------------------------------------------------------------------
RESTAURANTS -- 2.6%
--------------------------------------------------------------------------------
                      14,100   AFC Enterprises Inc.(1)                      229
--------------------------------------------------------------------------------
                      29,000   CBRL Group, Inc.                           1,127
--------------------------------------------------------------------------------
                      62,500   Checkers Drive-In Restaurants,
                               Inc.(1)                                      715
--------------------------------------------------------------------------------
                      40,600   Dave & Buster's Inc.(1)                      443
--------------------------------------------------------------------------------
                      68,427   Lone Star Steakhouse & Saloon,
                               Inc.                                       1,490
--------------------------------------------------------------------------------
                      33,100   Papa John's International, Inc.(1)           928
--------------------------------------------------------------------------------
                                                                          4,932
--------------------------------------------------------------------------------
SEMICONDUCTOR -- 3.4%
--------------------------------------------------------------------------------
                      62,100   Amkor Technology, Inc.(1)                    816
--------------------------------------------------------------------------------
                      95,500   Arrow Electronics, Inc.(1)                 1,455
--------------------------------------------------------------------------------
                     153,100   Avnet Inc.(1)                              1,942
--------------------------------------------------------------------------------
                      64,400   MEMC Electronic Materials Inc.(1)            631
--------------------------------------------------------------------------------
                      30,800   Rainbow Technologies Inc.(1)                 259
--------------------------------------------------------------------------------
                      23,000   SanDisk Corp.(1)                             928
--------------------------------------------------------------------------------
                       6,600   Siliconix Inc.(1)                            238
--------------------------------------------------------------------------------
                      23,000   White Electronics Designs(1)                 244
--------------------------------------------------------------------------------
                                                                          6,513
--------------------------------------------------------------------------------
SPECIALTY STORES -- 5.3%
--------------------------------------------------------------------------------
                      45,600   Angelica Corp.                               773
--------------------------------------------------------------------------------
                      11,700   Bombay Company Inc. (The)(1)                 124
--------------------------------------------------------------------------------
                      34,100   Brookstone Inc.(1)                           691
--------------------------------------------------------------------------------
                      66,900   Brown Shoe Company, Inc.                   1,993
--------------------------------------------------------------------------------
                      18,200   Chronimed, Inc.(1)                           179
--------------------------------------------------------------------------------
                      40,700   Claire's Stores Inc.                       1,032
--------------------------------------------------------------------------------
                      18,000   Finlay Enterprises, Inc.(1)                  298
--------------------------------------------------------------------------------
                       5,700   Hollywood Entertainment Corp.(1)              98
--------------------------------------------------------------------------------
                      81,500   Jo-Ann Stores, Inc.(1)                     2,061
--------------------------------------------------------------------------------
                      47,600   Officemax Inc.(1)                            312
--------------------------------------------------------------------------------
                      26,200   Rent-A-Center Inc.(1)                      1,986
--------------------------------------------------------------------------------

Shares                           ($ In Thousands)                       Value
--------------------------------------------------------------------------------

                     143,300   Rite Aid Corp.(1)                       $    638
--------------------------------------------------------------------------------
                                                                         10,185
--------------------------------------------------------------------------------
TELEPHONE -- 0.5%
--------------------------------------------------------------------------------
                      85,300   Talk America Holdings Inc.(1)                931
--------------------------------------------------------------------------------
THRIFTS -- 2.0%
--------------------------------------------------------------------------------
                      89,900   Flagstar Bancorp Inc.                      2,199
--------------------------------------------------------------------------------
                       3,950   Sterling Financial Corporation(1)             96
--------------------------------------------------------------------------------
                      39,100   WSFS Financial Corp.                       1,501
--------------------------------------------------------------------------------
                                                                          3,796
--------------------------------------------------------------------------------
TOBACCO -- 0.6%
--------------------------------------------------------------------------------
                      41,200   DIMON Inc.                                   295
--------------------------------------------------------------------------------
                      31,000   Loews Corp - Carolina Group                  837
--------------------------------------------------------------------------------
                                                                          1,132
--------------------------------------------------------------------------------
TRUCKING, SHIPPING & AIR FREIGHT -- 2.6%
--------------------------------------------------------------------------------
                      11,700   Arkansas Best Corporation                    278
--------------------------------------------------------------------------------
                      43,900   Brink's Company (The)                        640
--------------------------------------------------------------------------------
                       9,800   Forward Air Corp.(1)                         249
--------------------------------------------------------------------------------
                      22,115   Heartland Express, Inc.(1)                   492
--------------------------------------------------------------------------------
                      10,000   Kirby Corporation(1)                         282
--------------------------------------------------------------------------------
                      18,300   Knight Transportation Inc.(1)                456
--------------------------------------------------------------------------------
                       6,400   Landstar System, Inc.(1)                     402
--------------------------------------------------------------------------------
                      11,700   Offshore Logistics, Inc.(1)                  254
--------------------------------------------------------------------------------
                       8,900   Roadway Corp.                                254
--------------------------------------------------------------------------------
                      29,700   Ryder System, Inc.                           761
--------------------------------------------------------------------------------
                       4,100   SEACOR SMIT Inc.(1)                          150
--------------------------------------------------------------------------------
                      12,800   USF Corp.                                    345
--------------------------------------------------------------------------------
                      15,500   Yellow Corp.                                 359
--------------------------------------------------------------------------------
                                                                          4,922
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS -- 0.4%
--------------------------------------------------------------------------------
                      14,600   Brightpoint Inc.(1)                          180
--------------------------------------------------------------------------------
                      47,300   Wireless Facilities, Inc.(1)                 562
--------------------------------------------------------------------------------
                                                                            742
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $160,817)                                                         187,528
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 1.7%

Repurchase Agreement, Deutsche Bank, Inc.,
(U.S. Treasury obligations), in a joint trading
acount at 1.08%, dated 6/30/03, due 7/1/03
(Delivery value $3,300)
(Cost $3,300)                                                             3,300
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $164,117)                                                        $190,828
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

REIT = Real Estate Investment Trust

(1)  Non-income producing.

See Notes to Financial Statements.

-----
   22

Statement of Assets and Liabilities

JUNE 30, 2003 (UNAUDITED)
-------------------------------------------------------------------------------------------------------
                                                        EQUITY            INCOME &            SMALL
(Amounts In Thousands Except Per-Share Amounts)         GROWTH             GROWTH             COMPANY
-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
Investment securities, at value (cost of
$1,139,685, $3,940,688 and $164,117,
respectively) -- including securities on
loan valued at $51,026, $211,698, and
$--, respectively                                     $1,282,245         $4,411,434          $190,828
--------------------------------------------------
Cash                                                      --                 --                 1,695
--------------------------------------------------
Collateral received on securities
loaned, at value (cost of $49,329,
$217,030, and $--, respectively)                          49,329            217,030               --
--------------------------------------------------
Receivable for capital shares sold                           110                339               239
--------------------------------------------------
Dividends and interest receivable                          1,386              8,039                84
-------------------------------------------------------------------------------------------------------
                                                       1,333,070          4,636,842           192,846
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
Disbursements in excess of demand deposit cash             1,081              6,046               --
--------------------------------------------------
Payable for collateral received on
securities loaned, at value                               49,329            217,030               --
--------------------------------------------------
Payable for investments purchased                           --                 --               2,414
--------------------------------------------------
Accrued management fees                                      683              2,304               127
--------------------------------------------------
Distribution fees payable                                     25                161                 1
--------------------------------------------------
Service fees payable                                          24                160                 1
-------------------------------------------------------------------------------------------------------
                                                          51,142            225,701             2,543
-------------------------------------------------------------------------------------------------------
NET ASSETS                                            $1,281,928         $4,411,141          $190,303
=======================================================================================================

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Capital (par value and paid-in surplus)               $1,496,778         $4,877,547          $174,719
--------------------------------------------------
Undistributed net investment income                           43                752                30
--------------------------------------------------
Accumulated net realized loss on
investment transactions                                 (357,453)          (937,904)          (11,157)
--------------------------------------------------
Net unrealized appreciation
on investments                                           142,560            470,746            26,711
-------------------------------------------------------------------------------------------------------
                                                      $1,281,928         $4,411,141          $190,303
=======================================================================================================

INVESTOR CLASS, $10.00 PAR VALUE
($ AND SHARES IN FULL)
-------------------------------------------------------------------------------------------------------
Net assets                                        $1,045,724,590     $3,408,602,927      $172,219,266
--------------------------------------------------
Shares outstanding                                    61,280,059        140,924,356        26,619,023
--------------------------------------------------
Net asset value per share                                 $17.06             $24.19             $6.47
-------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS, $10.00 PAR VALUE
($ AND SHARES IN FULL)
-------------------------------------------------------------------------------------------------------
Net assets                                          $118,258,950       $229,096,513       $10,532,434
--------------------------------------------------
Shares outstanding                                     6,923,897          9,463,656         1,622,831
--------------------------------------------------
Net asset value per share                                 $17.08             $24.21             $6.49
-------------------------------------------------------------------------------------------------------

ADVISOR CLASS, $10.00 PAR VALUE
($ AND SHARES IN FULL)
-------------------------------------------------------------------------------------------------------
Net assets                                          $117,439,344       $771,378,671        $7,551,209
--------------------------------------------------
Shares outstanding                                     6,889,151         31,929,625         1,174,095
--------------------------------------------------
Net asset value per share                                 $17.05             $24.16             $6.43
-------------------------------------------------------------------------------------------------------

C CLASS, $10.00 PAR VALUE
($ AND SHARES IN FULL)
-------------------------------------------------------------------------------------------------------
Net assets                                              $505,240          $2,062,756              N/A
--------------------------------------------------
Shares outstanding                                        29,721             85,564               N/A
--------------------------------------------------
Net asset value per share                                 $17.00             $24.11               N/A
-------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

                                                                          -----
                                                                          23

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
-------------------------------------------------------------------------------------------------------
                                                        EQUITY            INCOME &            SMALL
(Amounts In Thousands)                                  GROWTH             GROWTH             COMPANY
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
INCOME:
--------------------------------------------------
Dividends                                               $9,417            $47,829               $639
--------------------------------------------------
Interest                                                    27                 75                 10
--------------------------------------------------
Securities lending                                          60                188                 --
-------------------------------------------------------------------------------------------------------
                                                         9,504             48,092                649
-------------------------------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------
Management fees                                          3,820             12,758                597
--------------------------------------------------
Distribution fees:
--------------------------------------------------
  Advisor Class                                            132                871                  5
--------------------------------------------------
  C Class                                                    1                  7                 --
--------------------------------------------------
Service fees:
--------------------------------------------------
  Advisor Class                                            132                871                  5
--------------------------------------------------
  C Class                                                   --                  2                 --
--------------------------------------------------
Directors' fees and expenses                                18                 60                  3
--------------------------------------------------
Other expenses                                              11                 35                  2
-------------------------------------------------------------------------------------------------------
                                                         4,114             14,604                612
-------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                    5,390             33,488                 37
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------------
Net realized loss on
investment transactions                                (30,587)          (103,207)            (1,884)
--------------------------------------------------
Change in net unrealized
appreciation on investments                            170,654            542,146             26,836
-------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                       140,067            438,939             24,952
-------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                             $145,457           $472,427            $24,989
=======================================================================================================

See Notes to Financial Statements.

-----
   24

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------
(Amounts In Thousands)                      EQUITY GROWTH                        INCOME & GROWTH
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS      2003              2002               2003               2002
-------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                 $5,390            $12,425            $33,488            $65,052
---------------------------------
Net realized loss                    (30,587)          (178,532)          (103,207)          (317,769)
---------------------------------
Change in net unrealized
appreciation (depreciation)          170,654           (171,281)           542,146           (850,423)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                      145,457           (337,388)           472,427         (1,103,140)
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income:
---------------------------------
  Investor Class                      (4,421)           (10,388)           (25,868)           (49,355)
---------------------------------
  Institutional Class                   (589)            (1,316)            (1,931)            (3,370)
---------------------------------
  Advisor Class                         (355)              (699)            (5,003)           (11,206)
---------------------------------
  C Class                                --                 --                  (6)                (6)
-------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                    (5,365)           (12,403)           (32,808)           (63,937)
-------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------------------------------
Net decrease in net assets
from capital share transactions      (43,519)          (208,986)           (40,869)          (732,602)
-------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                         96,573           (558,777)           398,750         (1,899,679)

NET ASSETS
-------------------------------------------------------------------------------------------------------
Beginning of period                1,185,355          1,744,132          4,012,391          5,912,070
-------------------------------------------------------------------------------------------------------
End of period                     $1,281,928         $1,185,355         $4,411,141         $4,012,391
=======================================================================================================

Undistributed net
investment income                        $43                $18               $752                $72
=======================================================================================================

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          25

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
(Amounts In Thousands)                                       SMALL COMPANY
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                      2003       2002
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                                        $37        $23
------------------------------------------------------
Net realized loss                                         (1,884)    (9,235)
------------------------------------------------------
Change in net unrealized
appreciation (depreciation)                               26,836     (3,367)
--------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations                          24,989    (12,579)
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
------------------------------------------------------
  Investor Class                                             (20)        --
------------------------------------------------------
  Institutional Class                                         (4)        --
------------------------------------------------------
From net realized gains:
------------------------------------------------------
  Investor Class                                              --       (166)
------------------------------------------------------
  Institutional Class                                         --         (3)
------------------------------------------------------
  Advisor Class                                               --         --
--------------------------------------------------------------------------------
Decrease in net assets
from distributions                                           (24)      (169)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets
from capital share transactions                           46,784    103,598
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                71,749     90,850

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                      118,554     27,704
--------------------------------------------------------------------------------
End of period                                           $190,303   $118,554
================================================================================

Undistributed net investment income                          $30        $17
================================================================================

See Notes to Financial Statements.

-----
   26

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED) (Amounts In Thousands)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Quantitative Equity Funds (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Equity Growth Fund (Equity Growth),
Income & Growth Fund (Income & Growth) and Small Company Fund (Small Company,
formerly Small Cap Quantitative Fund) (collectively, the funds) are three funds in a series issued by the corporation. The funds are diversified under the 1940
Act. Equity Growth seeks capital appreciation by investing in common stocks.
Income & Growth seeks capital growth by investing in common stocks. Income is a secondary objective. Small Company seeks capital appreciation by investing primarily in common stocks of small companies. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Equity Growth and Income & Growth are authorized to issue the
Investor Class, the Institutional Class, the Advisor Class and the C Class.
Small Company is authorized to issue the Investor Class, the Institutional Class and the Advisor Class. The C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes are valued through a commercial pricing service. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the
Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions  that the funds' investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

                                                                    (continued)

                                                                          -----
                                                                          27

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED) (Amounts In Thousands)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid quarterly for the funds. Distributions from net realized gains for the funds, if any, are generally declared and paid twice per year.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act
(including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment
Category  Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from
0.3380% to 0.5200% for Equity Growth and Income & Growth, and 0.5380% to 0.7200%
for Small Company. The rates for the Complex Fee (Investor Class and C Class)
range from 0.2900% to 0.3100%. The Institutional Class and the Advisor Class are
0.2000% less and 0.2500% less, respectively, at each point within the Complex
Fee (Investor Class and C Class) range.

For the six months ended June 30, 2003, the effective annual management fees for the funds were  as follows:

--------------------------------------------------------------------------------
                                   EQUITY            INCOME &            SMALL
                                   GROWTH             GROWTH             COMPANY
--------------------------------------------------------------------------------
Investor                            0.69%              0.69%              0.89%
--------------------------------------------------------------------------------
Institutional                       0.49%              0.49%              0.69%
--------------------------------------------------------------------------------
Advisor                             0.44%              0.44%              0.64%
--------------------------------------------------------------------------------
C                                   0.69%              0.69%               N/A
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class and a Master
Distribution and Individual Shareholder Services Plan for the C Class
(collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and 0.75%, respectively, and an annual service fee equal to 0.25%. The fees are computed daily and paid monthly in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative

                                                                    (continued)

-----
   28

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED) (Amounts In Thousands)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class shares.
Fees incurred under the plan during the six months ended June 30, 2003, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the six months ended June 30, 2003, the funds invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Fleming Asset
Management (USA) Inc. (JPMFAM). JPMFAM is a wholly owned subsidiary of J.P.
Morgan Chase & Co. (JPM). JPM is an equity investor in ACC. The funds have a bank line of credit agreement with JPM. The funds have a securities lending agreement with JPMorgan Chase Bank (Chase). Chase is a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended June 30, 2003, were as follows:

--------------------------------------------------------------------------------
                                   EQUITY             INCOME              SMALL
                                   GROWTH            & GROWTH            COMPANY
--------------------------------------------------------------------------------
Purchases                         $574,708          $1,310,468          $127,692
--------------------------------------------------------------------------------
Proceeds from sales               $633,375          $1,398,978           $82,818
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

The corporation is authorized to issue 2,000,000 shares to each fund.
Transactions in shares of the funds were as follows:

------------------------------------------------------------------------------------------------------------------------
                                           EQUITY GROWTH                INCOME & GROWTH                SMALL COMPANY
------------------------------------------------------------------------------------------------------------------------
                                      SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003

DESIGNATED SHARES                   1,000,000                     1,000,000                     1,000,000
========================================================================================================================
Sold                                    5,033        $79,053         13,262       $295,734         11,916       $68,872
--------------------------------
Issued in reinvestment
of distributions                          256          4,181          1,055         24,260              4            19
--------------------------------
Redeemed                               (8,530)      (131,881)       (16,991)      (373,673)        (5,962)      (32,716)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                (3,241)      $(48,647)        (2,674)      $(53,679)         5,958       $36,175
========================================================================================================================
YEAR ENDED DECEMBER 31, 2002

DESIGNATED SHARES                   1,000,000                     1,000,000                     1,000,000
========================================================================================================================
Sold                                    9,021       $154,225         25,762       $626,112         29,215      $176,065
--------------------------------
Issued in reinvestment
of distributions                          594          9,656          2,005         46,294             26           160
--------------------------------
Redeemed                              (21,222)      (355,283)       (46,883)    (1,128,952)       (13,258)      (76,834)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)               (11,607)     $(191,402)       (19,116)     $(456,546)        15,983       $99,391
========================================================================================================================

                                                                    (continued)

                                                                          -----
                                                                          29

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED) (Amounts In Thousands)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

-------------------------------------------------------------------------------------------------------------
                                       EQUITY GROWTH           INCOME & GROWTH        SMALL COMPANY
-------------------------------------------------------------------------------------------------------------
                                   SHARES        AMOUNT      SHARES       AMOUNT    SHARES      AMOUNT
-------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003

DESIGNATED SHARES                 250,000      250,000     250,000
=============================================================================================================
Sold                                  568    $   8,905       1,432    $  31,988     1,768    $ 9,557
---------------------------------
Issued in reinvestment
of distributions                       36          587          75        1,731         1          4
---------------------------------
Redeemed                             (622)      (9,589)     (1,113)     (25,049)     (466)    (2,684)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)               (18)   $     (97)        394    $   8,670     1,303    $ 6,877
=============================================================================================================
YEAR ENDED DECEMBER 31, 2002

DESIGNATED SHARES                 250,000      250,000     250,000
=============================================================================================================
Sold                                  952    $  16,172       3,205    $  78,480       285    $ 1,648
---------------------------------
Issued in reinvestment
of distributions                       80        1,300         131        3,022      --            3
---------------------------------
Redeemed                           (1,712)     (29,043)     (2,810)     (68,196)      (99)      (556)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)              (680)   $ (11,571)        526    $  13,306       186    $ 1,095
=============================================================================================================

ADVISOR CLASS
-------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003

DESIGNATED SHARES                 250,000      250,000     250,000
=============================================================================================================
Sold                                1,587    $  24,497       4,453    $  99,128       986    $ 5,832
---------------------------------
Issued in reinvestment
of distributions                       21          346         217        4,972      --         --
---------------------------------
Redeemed                           (1,284)     (19,814)     (4,549)    (100,114)     (379)    (2,100)
-------------------------------------------------------------------------------------------------------------
Net increase                          324    $   5,029         121    $   3,986       607    $ 3,732
=============================================================================================================
YEAR ENDED DECEMBER 31, 2002

DESIGNATED SHARES                 250,000      250,000     250,000
=============================================================================================================
Sold                                2,403    $  39,723      14,902    $ 362,895       667    $ 3,679
---------------------------------
Issued in reinvestment
of distributions                       42          680         485       11,155      --         --
---------------------------------
Redeemed                           (2,754)     (46,594)    (28,473)    (664,988)     (106)      (567)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)              (309)   $  (6,191)    (13,086)   $(290,938)      561    $ 3,112
=============================================================================================================

C CLASS
-------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003

DESIGNATED SHARES                 250,000      250,000                                           N/A
=============================================================================================================
Sold                                   15    $     239          11    $     242
---------------------------------
Issued in reinvestment
of distributions                     --           --          --              4
---------------------------------
Redeemed                               (3)         (43)         (4)         (92)
-------------------------------------------------------------------------------------------------------------
Net increase                           12    $     196           7    $     154
=============================================================================================================
YEAR ENDED DECEMBER 31, 2002

DESIGNATED SHARES                 250,000      250,000                                           N/A
=============================================================================================================
Sold                                   15    $     235          71    $   1,756
---------------------------------
Issued in reinvestment
of distributions                     --           --          --              3
---------------------------------
Redeemed                               (4)         (57)         (8)        (183)
-------------------------------------------------------------------------------------------------------------
Net increase                           11    $     178          63    $   1,576
=============================================================================================================

                                                                    (continued)

-----
   30

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED) (Amounts In Thousands)

5. SECURITIES LENDING

As of June 30, 2003, securities in Equity Growth and Income & Growth valued at
$51,026 and $211,698, respectively, were on loan through the lending agent,
Chase, to certain approved borrowers. Chase receives and maintains collateral in the form of cash, U.S. Treasury or Government Agency securities and/or letters of credit for the funds. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. The total value of all collateral received, at this date, was $52,217 and $217,030, respectively. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $620 million unsecured bank line of credit agreement with JPM. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended June 30, 2003.

7. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of June 30, 2003, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
                                           EQUITY        INCOME &       SMALL
                                           GROWTH         GROWTH        COMPANY
--------------------------------------------------------------------------------
Federal tax cost of investments         $1,152,716      $4,019,077     $164,708
================================================================================
Gross tax appreciation of investments     $179,616       $ 644,890      $29,334
-------------------------------------
Gross tax depreciation of investments      (50,087)       (252,533)      (3,214)
--------------------------------------------------------------------------------
Net tax appreciation of investments       $129,529       $ 392,357      $26,120
================================================================================

The difference between book-basis and tax-basis unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Following are the capital loss carryovers and capital loss deferral amounts as of December 31, 2002:

--------------------------------------------------------------------------------
                                           EQUITY        INCOME &        SMALL
                                           GROWTH         GROWTH         COMPANY
--------------------------------------------------------------------------------
Accumulated capital losses               $(277,864)     $(662,755)      $(5,604)
--------------------------------------------------------------------------------
Capital loss deferral                     $(35,971)      $(93,553)      $(3,078)
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2009 through 2010,
2007 through 2010, and in 2010, respectively.

The capital loss deferrals represent net capital losses incurred in the two-month period ended December 31, 2002. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

                                                                          -----
                                                                          31

Equity Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------------------------
                                                                      INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------
                                     2003(1)         2002           2001           2000           1999           1998
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                  $15.19         $19.24         $21.77         $26.23         $22.71         $19.04
------------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------------
  Net Investment Income(2)             0.07           0.15           0.13           0.14           0.18           0.22
-------------------------------
  Net Realized and Unrealized
  Gain (Loss)                          1.87          (4.05)         (2.53)         (2.99)          3.96           4.53
------------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations                1.94          (3.90)         (2.40)         (2.85)          4.14           4.75
------------------------------------------------------------------------------------------------------------------------
Distributions
-------------------------------
  From Net Investment Income          (0.07)         (0.15)         (0.13)         (0.14)         (0.19)         (0.20)
-------------------------------
  From Net Realized Gains               --             --             --           (1.47)         (0.43)         (0.88)
------------------------------------------------------------------------------------------------------------------------
  Total Distributions                 (0.07)         (0.15)         (0.13)         (1.61)         (0.62)         (1.08)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $17.06         $15.19         $19.24         $21.77         $26.23         $22.71
========================================================================================================================
  TOTAL RETURN(3)                     12.80%        (20.32)%       (11.01)%       (10.95)%        18.47%         25.45%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  0.69%(4)       0.69%          0.68%          0.67%          0.68%          0.69%
-------------------------------
Ratio of Net Investment Income
to Average Net Assets                  0.92%(4)       0.86%          0.64%          0.53%          0.77%          1.07%
-------------------------------
Portfolio Turnover Rate                  49%           100%            79%            79%            86%            89%
-------------------------------
Net Assets, End of Period
(in thousands)                   $1,045,725       $979,959     $1,465,026     $1,910,779     $2,316,164     $2,026,304
------------------------------------------------------------------------------------------------------------------------

(1)  Six months ended June 30, 2003 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

-----
   32

Equity Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------------------------
                                                                    INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------------------
                                     2003(1)         2002           2001           2000           1999          1998(2)
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                  $15.20         $19.25         $21.77         $26.24         $22.71         $19.06
------------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------------
  Net Investment Income(3)             0.09           0.18           0.17           0.19           0.23           0.27
-------------------------------
  Net Realized and Unrealized
  Gain (Loss)                          1.88          (4.05)         (2.52)         (3.00)          3.97           4.51
------------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations                1.97          (3.87)         (2.35)         (2.81)          4.20           4.78
------------------------------------------------------------------------------------------------------------------------
Distributions
-------------------------------
  From Net Investment Income          (0.09)         (0.18)         (0.17)         (0.19)         (0.24)         (0.25)
-------------------------------
  From Net Realized Gains               --             --             --           (1.47)         (0.43)         (0.88)
------------------------------------------------------------------------------------------------------------------------
  Total Distributions                 (0.09)         (0.18)         (0.17)         (1.66)         (0.67)         (1.13)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $17.08         $15.20         $19.25         $21.77         $26.24         $22.71
========================================================================================================================
  TOTAL RETURN(4)                     12.96%        (20.14)%       (10.83)%       (10.77)%        18.78%         25.59%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  0.49%(5)       0.49%          0.48%          0.47%          0.48%          0.49%(5)
-------------------------------
Ratio of Net Investment Income
to Average Net Assets                  1.12%(5)       1.06%          0.84%          0.73%          0.97%          1.27%(5)
-------------------------------
Portfolio Turnover Rate                  49%           100%            79%            79%            86%            89%(6)
-------------------------------
Net Assets, End of Period
(in thousands)                     $118,259       $105,512       $146,752       $144,542         $8,598         $8,566
------------------------------------------------------------------------------------------------------------------------

(1)  Six months ended June 30, 2003 (unaudited).

(2)  January 2, 1998 (commencement of sale) through December 31, 1998.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended December 31, 1998.

See Notes to Financial Statements.

                                                                          -----
                                                                          33

Equity Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------------------------
                                                                       ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------------
                                     2003(1)         2002           2001           2000           1999           1998
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                  $15.17         $19.23         $21.77         $26.23         $22.70         $19.04
------------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------------
  Net Investment Income(2)             0.05           0.11           0.08           0.07           0.12           0.16
-------------------------------
  Net Realized and Unrealized
  Gain (Loss)                          1.88          (4.06)         (2.54)         (2.98)          3.98           4.54
------------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations                1.93          (3.95)         (2.46)         (2.91)          4.10           4.70
------------------------------------------------------------------------------------------------------------------------
Distributions
-------------------------------
  From Net Investment Income          (0.05)         (0.11)         (0.08)         (0.08)         (0.14)         (0.16)
-------------------------------
  From Net Realized Gains               --             --             --           (1.47)         (0.43)         (0.88)
------------------------------------------------------------------------------------------------------------------------
  Total Distributions                 (0.05)         (0.11)         (0.08)         (1.55)         (0.57)         (1.04)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $17.05         $15.17         $19.23         $21.77         $26.23         $22.70
========================================================================================================================
  TOTAL RETURN(3)                     12.76%        (20.60)%       (11.28)%       (11.16)%        18.28%         25.14%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  0.94%(4)       0.94%          0.93%          0.92%          0.93%          0.94%
-------------------------------
Ratio of Net Investment Income
to Average Net Assets                  0.67%(4)       0.61%          0.39%          0.28%          0.52%          0.82%
-------------------------------
Portfolio Turnover Rate                  49%           100%            79%            79%            86%            89%
-------------------------------
Net Assets, End of Period
(in thousands)                     $117,439        $99,615       $132,214       $206,381       $139,696        $72,954
------------------------------------------------------------------------------------------------------------------------

(1)  Six months ended June 30, 2003 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

-----
   34

Equity Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------
                                                         C CLASS
-----------------------------------------------------------------------------------
                                          2003(1)         2002          2001(2)
-----------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                       $15.14         $19.23       $20.26
-----------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------------
  Net Investment Loss(3)                   (0.01)         (0.02)         (0.04)
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                    1.87          (4.07)         (0.99)
-----------------------------------------------------------------------------------
  Total From
  Investment Operations                     1.86          (4.09)         (1.03)
-----------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income                --(4)           --             --
-----------------------------------------------------------------------------------
Net Asset Value, End of Period            $17.00         $15.14         $19.23
===================================================================================
  TOTAL RETURN(5)                          12.30%        (21.23)%        (5.13)%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       1.69%(6)       1.69%          1.68%(6)
------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                      (0.08)%(6)     (0.14)%        (0.44)%(6)
------------------------------------
Portfolio Turnover Rate                       49%           100%            79%(7)
------------------------------------
Net Assets, End of Period
(in thousands)                              $505           $268           $139
-----------------------------------------------------------------------------------

(1)  Six months ended June 30, 2003 (unaudited).

(2)  July 18, 2001 (commencement of sale) through December 31, 2001.

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount was less than $0.005.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

(7)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended December 31, 2001.

See Notes to Financial Statements.

                                                                          -----
                                                                          35

Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------------------------
                                                                      INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------
                                     2003(1)         2002           2001           2000           1999           1998
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                  $21.74         $27.35         $30.19         $34.05         $29.25         $24.31
------------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------------
  Net Investment Income(2)             0.19           0.33           0.30           0.29           0.33           0.36
-------------------------------
  Net Realized and Unrealized
  Gain (Loss)                          2.44          (5.61)         (2.84)         (3.86)          4.87           6.23
------------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations                2.63          (5.28)         (2.54)         (3.57)          5.20           6.59
------------------------------------------------------------------------------------------------------------------------
Distributions
-------------------------------
  From Net Investment Income          (0.18)         (0.33)         (0.30)         (0.29)         (0.33)         (0.35)
-------------------------------
  From Net Realized Gains               --             --             --             --           (0.07)         (1.30)
------------------------------------------------------------------------------------------------------------------------
  Total Distributions                 (0.18)         (0.33)         (0.30)         (0.29)         (0.40)         (1.65)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $24.19         $21.74         $27.35         $30.19         $34.05         $29.25
========================================================================================================================
  TOTAL RETURN(3)                     12.16%        (19.37)%        (8.37)%       (10.54)%        17.96%         27.67%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  0.69%(4)       0.69%          0.68%          0.67%          0.68%          0.69%
-------------------------------
Ratio of Net Investment Income
to Average Net Assets                  1.70%(4)       1.34%          1.07%          0.89%          1.08%          1.31%
-------------------------------
Portfolio Turnover Rate                  32%            67%            61%            64%            58%            86%
-------------------------------
Net Assets, End of Period
(in thousands)                   $3,408,603     $3,122,386     $4,450,654     $5,433,541     $6,363,283     $4,313,575
------------------------------------------------------------------------------------------------------------------------

(1)  Six months ended June 30, 2003 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

-----
   36

Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------------------------
                                                                    INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------------------
                                     2003(1)         2002           2001           2000           1999          1998(2)
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                  $21.76         $27.37         $30.19         $34.06         $29.27         $24.29
------------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------------
  Net Investment Income(3)             0.21           0.38           0.36           0.36           0.39           0.39
-------------------------------
  Net Realized and Unrealized
  Gain (Loss)                          2.45          (5.61)         (2.82)         (3.88)          4.90           6.26
------------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations                2.66          (5.23)         (2.46)         (3.52)          5.29           6.65
------------------------------------------------------------------------------------------------------------------------
Distributions
-------------------------------
  From Net Investment Income          (0.21)         (0.38)         (0.36)         (0.35)         (0.43)         (0.37)
-------------------------------
  From Net Realized Gains               --             --             --             --           (0.07)         (1.30)
------------------------------------------------------------------------------------------------------------------------
  Total Distributions                 (0.21)         (0.38)         (0.36)         (0.35)         (0.50)         (1.67)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $24.21         $21.76         $27.37         $30.19         $34.06         $29.27
========================================================================================================================
  TOTAL RETURN(4)                     12.26%        (19.18)%        (8.15)%       (10.35)%        18.27%         27.87%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  0.49%(5)       0.49%          0.48%          0.47%          0.48%          0.49%(5)
-------------------------------
Ratio of Net Investment Income
to Average Net Assets                  1.90%(5)       1.54%          1.27%          1.09%          1.28%          1.51%(5)
-------------------------------
Portfolio Turnover Rate                  32%            67%            61%            64%            58%            86%(6)
-------------------------------
Net Assets, End of Period
(in thousands)                     $229,097       $197,371       $233,823       $209,873       $191,436        $38,926
------------------------------------------------------------------------------------------------------------------------

(1)  Six months ended June 30, 2003 (unaudited).

(2)  January 28, 1998 (commencement of sale) through December 31, 1998.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended December 31, 1998.

See Notes to Financial Statements.

                                                                          -----
                                                                          37

Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------------------------
                                                                       ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------------
                                     2003(1)         2002           2001           2000           1999           1998
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                  $21.72         $27.33         $30.17         $34.05         $29.22         $24.30
------------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------------
  Net Investment Income(2)             0.16           0.27           0.23           0.21           0.25           0.31
-------------------------------
  Net Realized and Unrealized
  Gain (Loss)                          2.44          (5.61)         (2.83)         (3.88)          4.87           6.22
------------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations                2.60          (5.34)         (2.60)         (3.67)          5.12           6.53
------------------------------------------------------------------------------------------------------------------------
Distributions
-------------------------------
  From Net Investment Income          (0.16)         (0.27)         (0.24)         (0.21)         (0.22)         (0.31)
-------------------------------
  From Net Realized Gains               --             --             --             --           (0.07)         (1.30)
------------------------------------------------------------------------------------------------------------------------
  Total Distributions                 (0.16)         (0.27)         (0.24)         (0.21)         (0.29)         (1.61)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $24.16         $21.72         $27.33         $30.17         $34.05         $29.22
========================================================================================================================
  TOTAL RETURN(3)                    12.00%         (19.60)%        (8.63)%       (10.78)%        17.65%         27.37%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 0.94%(4)        0.94%          0.93%          0.92%          0.93%          0.94%
-------------------------------
Ratio of Net Investment Income
to Average Net Assets                 1.45%(4)        1.09%          0.82%          0.64%          0.83%          1.06%
-------------------------------
Portfolio Turnover Rate                 32%             67%            61%            64%            58%            86%
-------------------------------
Net Assets, End of Period
(in thousands)                    $771,379        $690,924     $1,227,156     $1,127,877       $664,412        $63,169
------------------------------------------------------------------------------------------------------------------------

(1)  Six months ended June 30, 2003 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

-----
   38

Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                         C CLASS
--------------------------------------------------------------------------------
                                           2003(1)         2002          2001(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                        $21.68         $27.31         $28.84
--------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------------------
  Net Investment Income(3)                   0.08           0.10           0.03
----------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                     2.43          (5.64)         (1.44)
--------------------------------------------------------------------------------
  Total From
  Investment Operations                      2.51          (5.54)         (1.41)
--------------------------------------------------------------------------------
Distributions
----------------------------------------
  From Net Investment Income                (0.08)         (0.09)         (0.12)
--------------------------------------------------------------------------------
Net Asset Value, End of Period             $24.11         $21.68         $27.31
================================================================================
  TOTAL RETURN(4)                           11.59%        (20.29)%        (4.91)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                        1.69%(5)       1.69%          1.68%(5)
----------------------------------------
Ratio of Net Investment Income
to Average Net Assets                        0.70%(5)       0.34%          0.20%(5)
----------------------------------------
Portfolio Turnover Rate                        32%            67%            61%(6)
----------------------------------------
Net Assets, End of Period
(in thousands)                             $2,063         $1,710            $437
--------------------------------------------------------------------------------

(1)  Six months ended June 30, 2003 (unaudited).

(2)  June 28, 2001 (commencement of sale) through December 31, 2001.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended December 31, 2001.

See Notes to Financial Statements.

                                                                          -----
                                                                          39

Small Company - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------------------------
                                                                      INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------
                                     2003(1)         2002           2001           2000           1999          1998(2)
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                   $5.50          $5.75         $5.79          $5.49          $5.02          $5.00
------------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------------
  Net Investment Income (Loss)(3)     --(4)          --(4)         (0.01)         (0.01)          --(4)          --(4)
---------------------------------
  Net Realized and Unrealized
  Gain (Loss)                         0.97           (0.23)         0.22           0.49           0.48           0.02
------------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations               0.97           (0.23)         0.21           0.48           0.48           0.02
------------------------------------------------------------------------------------------------------------------------
Distributions
---------------------------------
  From Net Investment Income          --(4)           --             --             --            --(4)           --
---------------------------------
  From Net Realized Gains             --             (0.02)        (0.25)         (0.18)         (0.01)           --
------------------------------------------------------------------------------------------------------------------------
  Total Distributions                 --(4)          (0.02)        (0.25)         (0.18)         (0.01)           --
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $6.47           $5.50         $5.75          $5.79          $5.49          $5.02
========================================================================================================================
  TOTAL RETURN(5)                    17.66%          (4.00)%        3.99%          8.90%          9.76%          0.40%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 0.90%(6)        0.90%         0.88%          0.88%          0.88%          0.94%(6)
---------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets          0.05%(6)        0.03%        (0.18)%        (0.13)%         0.06%          0.20%(6)
---------------------------------
Portfolio Turnover Rate                 60%            116%          165%            93%           148%            30%
---------------------------------
Net Assets, End of Period
(in thousands)                    $172,219        $113,685       $26,899        $22,178        $17,058        $14,971
------------------------------------------------------------------------------------------------------------------------

(1)  Six months ended June 30, 2003 (unaudited).

(2)  July 31, 1998 (inception) through December 31, 1998.

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount was less than $0.005.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

See Notes to Financial Statements.

-----
   40

Small Company - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------------
                                                              INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------------
                                      2003(1)         2002           2001           2000          1999(2)
----------------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                    $5.53          $5.76          $5.79          $5.49          $4.77
----------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------------
  Net Investment Income(3)              0.01           0.01           --(4)          --(4)          --(4)
--------------------------------
  Net Realized and
  Unrealized Gain (Loss)                0.96          (0.22)          0.22           0.49           0.73
----------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations                 0.97          (0.21)          0.22           0.49           0.73
----------------------------------------------------------------------------------------------------------
Distributions
--------------------------------
  From Net Investment Income           (0.01)           --             --             --           (0.01)
--------------------------------
  From Net Realized Gains                --           (0.02)         (0.25)         (0.19)           --
----------------------------------------------------------------------------------------------------------
  Total Distributions                  (0.01)         (0.02)         (0.25)         (0.19)         (0.01)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $6.49          $5.53          $5.76          $5.79          $5.49
==========================================================================================================
  TOTAL RETURN(5)                      17.61%         (3.65)%         4.17%          9.08%         15.25%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   0.70%(6)       0.70%          0.68%          0.68%          0.68%(6)
--------------------------------
Ratio of Net Investment Income
to Average Net Assets                   0.25%(6)       0.23%          0.02%          0.07%          0.36%(6)
--------------------------------
Portfolio Turnover Rate                   60%           116%           165%            93%           148%(7)
--------------------------------
Net Assets, End of Period
(in thousands)                       $10,532         $1,766           $771         $1,434         $1,180
----------------------------------------------------------------------------------------------------------

(1)  Six months ended June 30, 2003 (unaudited).

(2)  October 1, 1999 (commencement of sale) through December 31, 1999.

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount was less than $0.005.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

(7)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended December 31, 1999.

See Notes to Financial Statements.

                                                                          -----
                                                                          41

Small Company - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                   ADVISOR CLASS
--------------------------------------------------------------------------------
                                    2003(1)      2002        2001       2000(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                 $5.48       $5.74       $5.79       $6.32
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------------
  Net Investment Loss(3)            (0.01)      (0.01)      (0.02)      (0.01)
-------------------------------
  Net Realized and
  Unrealized Gain (Loss)             0.96       (0.23)       0.22       (0.35)
--------------------------------------------------------------------------------
  Total From
  Investment Operations              0.95       (0.24)       0.20       (0.36)
--------------------------------------------------------------------------------
Distributions
-------------------------------
  From Net Realized Gains             --        (0.02)      (0.25)      (0.17)
--------------------------------------------------------------------------------
Net Asset Value, End of Period      $6.43       $5.48       $5.74       $5.79
================================================================================
  TOTAL RETURN(4)                   17.34%      (4.18)%      3.82%      (5.47)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                1.15%(5)    1.15%       1.13%       1.12%(5)
-------------------------------
Ratio of Net Investment Loss
to Average Net Assets               (0.20)%(5)  (0.22)%     (0.43)%     (0.43)%(5)
-------------------------------
Portfolio Turnover Rate                60%        116%        165%         93%(6)
-------------------------------
Net Assets, End of Period
(in thousands)                     $7,551      $3,104         $35         $35
--------------------------------------------------------------------------------

(1)  Six months ended June 30, 2003 (unaudited).

(2)  September 7, 2000 (commencement of sale) through December 31, 2000.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended December 31, 2000.

See Notes to Financial Statements.

-----
   42

Share Class Information

Four classes of shares are authorized for sale by the funds: Investor Class,
Institutional Class, Advisor Class, and C Class. (C Class shares are not available for Small Company.) The total expense ratios of Advisor and C Class shares are higher than those of Investor Class shares; the total expense ratio of Institutional Class shares is lower.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least  $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as banks, broker-dealers, insurance companies, and financial advisors. Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.
The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as banks, broker-dealers, and insurance companies.
C Class shares redeemed within 12 months of purchase are subject to a CDSC of
1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00% for stock funds and 0.75% for bond funds.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

                                                                          -----
                                                                          43

Retirement Account Information

As required by law, any distributions you receive from an IRA or certain 403(b)
and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding  apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing  a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

-----
   44

Index Definitions

The following indices are used to  illustrate investment market, sector,  or style performance or to serve as portfolio performance comparisons. They are not investment products available for purchase.

The NASDAQ COMPOSITE INDEX is a market-value weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index  is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The S&P SMALLCAP 600 INDEX, a capitalization-weighted index consisting of 600 domestic stocks, measures the small company segment of the U.S. market.

The WILSHIRE 5000 TOTAL MARKET INDEX measures the performance of all U.S.
headquartered equity securities with readily available price data.

                                                                          -----
                                                                          45

Notes

-----
   46

Notes

                                                                          -----
                                                                          47

Notes

-----
   48

[inside back cover - blank]

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0308                                  American Century Investment Services, Inc.
SH-SAN-35369N                      (c)2003 American Century Services Corporation

[front cover]

June 30, 2003

American Century
Semiannual Report

[photo]

Global Gold
Global Natural Resources

                                  [american century logo and text logo (reg.sm)]

[inside front cover]

Our Message to You ........................................................    1

GLOBAL GOLD

GLOBAL NATURAL RESOURCES

FINANCIAL STATEMENTS

OTHER INFORMATION

Our Message to You

[photo of James E. Stowers III with James E. Stowers, Jr.]
James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with the semiannual report for the American
Century Global Gold and Global Natural Resources funds for the six months ended
June 30, 2003.

The report includes comparative performance figures, commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Also, through our Web site, we provide quarterly commentaries on all American
Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

As always, we deeply appreciate your investment with American Century.

Sincerely,

      /*/James E. Stowers, Jr.

      James E. Stowers, Jr.
      Founder and Chairman

      /*/James E. Stowers III

      James E. Stowers III
      Co-Chairman of the Board

                                                                          -----
                                                                          1

Global Gold - Performance

TOTAL RETURNS AS OF JUNE 30, 2003
                                   --------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                          1 YEAR     5 YEARS   10 YEARS    INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS            11.24%     10.47%     -1.41%      0.54%       8/17/88
--------------------------------------------------------------------------------
FUND BENCHMARK             8.29%     10.92%     -1.54%      1.05%(1)       --
--------------------------------------------------------------------------------
MSCI WORLD INDEX          -2.37%     -3.06%      5.88%      6.55%(1)       --
--------------------------------------------------------------------------------
Advisor Class             11.11%     10.21%       --        5.16%        5/6/98
--------------------------------------------------------------------------------

(1)  Since 8/31/88, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made June 30, 1993

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended June 30
-----------------------------------------------------------------------------------------------------------------------
                      1994     1995     1996       1997       1998       1999       2000      2001      2002      2003
-----------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS       -4.53%    6.16%    3.93%    -26.66%    -31.72%    -11.93%    -10.91%     9.14%    72.74%    11.24%
-----------------------------------------------------------------------------------------------------------------------
FUND BENCHMARK       -4.34%    5.32%    2.48%    -30.93%    -28.49%     -7.92%    -11.57%     7.42%    77.26%     8.29%
-----------------------------------------------------------------------------------------------------------------------

The charts on the performance page give historical return data for the fund.
Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----
    2

Global Gold - Portfolio Commentary

By Bill Martin, portfolio manager

PERFORMANCE SUMMARY

Global Gold finished the first half of 2003 with an essentially flat return of
0.80%, but that belies considerable volatility in gold company stocks during the period. For example, the fund returned -13.47% in the first three months of the year, before posting a 16.50% return in the second quarter.*

For the six months, the portfolio outperformed its custom benchmark, which is intended to track the performance of the broad market for gold shares. For the year to date through the end of June, the benchmark return was -0.85%. (See page
2 for additional performance details.)

Global Gold has also outperformed the S&P 500 Index for the one-, three-, and five-year periods ended June 30. We think that's evidence that gold shares can play a small role as a diversifier for a larger domestic equity portfolio. It's also worth noting that the portfolio  beat the average return of the gold and precious metals funds tracked by Lipper Inc. for the last one- and three-year periods.

GOLD MARKET REVIEW

Looking at gold bullion, the price of a troy ounce of gold swung between about
$325 and $375, briefly visiting a seven-year high near $380 in February. These moves came against the backdrop of war in Iraq, big swings in the value of the
U.S. dollar, and interest rate and tax cuts intended to boost the economy and head off deflation.

Turning to gold company stocks, the broad FT-SE(reg.tm) Gold Mines Index was  up
1.41% for the six months. Breaking the index down into its constituent parts,
Australian and Asian shares did best (up 15.91%), followed by North American names (up 6.83%). African gold stocks brought up the rear with a return of
-10.33%, this after being up about 150% in 2002.

Many factors went against these stocks in 2003, as the African companies tend to be higher-cost producers and the South African currency remained strong relative to the dollar. In addition, big South African companies such as Anglogold and
Harmony went on corporate shopping sprees, taking part in mergers and acquisitions. Typically, gold investors favor the stock of the acquisition target over the acquirer, at least in the short run.

TOP TEN HOLDINGS
AS OF JUNE 30, 2003
--------------------------------------------------------------------------------
                                     % OF PORTFOLIO         % OF PORTFOLIO
                                       INVESTMENTS            INVESTMENTS
                                          AS OF                  AS OF
                                         6/30/03               12/31/02
--------------------------------------------------------------------------------
Newmont Mining
Corporation*                              10.9%                  9.5%
--------------------------------------------------------------------------------
Barrick Gold Corp.                        10.1%                  7.4%
--------------------------------------------------------------------------------
Placer Dome Inc.                           7.4%                  6.9%
--------------------------------------------------------------------------------
Gold Fields Limited                        6.3%                  7.7%
--------------------------------------------------------------------------------
Anglogold Limited*                         5.6%                  8.2%
--------------------------------------------------------------------------------
Newcrest Mining
Limited                                    4.8%                  4.5%
--------------------------------------------------------------------------------
Harmony Gold Mining
Co. Ltd.*                                  4.7%                  5.7%
--------------------------------------------------------------------------------
Freeport-McMoRan
Cooper & Gold, Inc.
Cl B                                       4.6%                  1.9%
--------------------------------------------------------------------------------
Goldcorp Inc.*                             3.7%                  4.6%
--------------------------------------------------------------------------------
Lihir Gold Limited                         3.5%                  3.2%
--------------------------------------------------------------------------------
*Includes shares traded on all exchanges.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                     (continued)

                                                                          -----
                                                                          3

Global Gold - Portfolio Commentary

PORTFOLIO STRATEGY

The portfolio's performance relative to its benchmark benefited from our underweight in South African stocks. As we wrote to you in the fund's December
31, 2002, annual report, we reduced our position in these shares in favor of the senior North American and Australian gold producers, which we thought looked like better relative values.

This positioning contributed to the portfolio's positive return, as big holdings such as Newmont, Barrick, and Placer Dome all gained between 6% and 16%.
Barrick, one of the biggest companies in the industry and among our top holdings, was up 15% in the second quarter alone, when it announced it was cutting back its hedging program.

Nevertheless, the portfolio could have done even better--particularly in June, when a few small exploration and mining stocks that we were underweight did very well. That said, we'll continue to manage the fund to try to give shareholders the best possible return consistent with an investment in gold company shares.

Finally, we should remind investors that despite Global Gold's excellent performance relative to the broader stock market in recent years, the portfolio is not meant to serve as a complete investment program by itself. Instead,
Global Gold is intended for investors looking for a long-term investment diversifier for a domestic stock and bond portfolio. To encourage a long-term investment strategy, the portfolio carries a redemption fee of 1% on shares redeemed within 60 days of purchase.

GEOGRAPHIC COMPOSITION
--------------------------------------------------------------------------------
                                          AS OF                  AS OF
                                         6/30/03               12/31/02
--------------------------------------------------------------------------------
Canada                                    44.2%                  44.2%
--------------------------------------------------------------------------------
Africa                                    24.9%                  29.8%
--------------------------------------------------------------------------------
United States*                            20.0%                  14.7%
--------------------------------------------------------------------------------
Australia                                  9.1%                   8.4%
--------------------------------------------------------------------------------
Others                                     1.8%                   2.9%
--------------------------------------------------------------------------------
*Includes temporary cash investments.

-----
    4

Global Gold - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS & WARRANTS -- 98.9%

AUSTRALIA -- 9.1%
--------------------------------------------------------------------------------
                  18,145,173   Lihir Gold Limited                  $ 15,836,290
--------------------------------------------------------------------------------
                   4,261,062   Newcrest Mining Limited               21,884,080
--------------------------------------------------------------------------------
                     356,250   Perilya Limited(1)                       105,234
--------------------------------------------------------------------------------
                     775,000   Resolute Mining Limited(1)               359,004
--------------------------------------------------------------------------------
                     258,333   Resolute Mining Limited
                               Warrants(1)                               24,280
--------------------------------------------------------------------------------
                   1,954,503   Sons of Gwalia Limited                 3,025,540
--------------------------------------------------------------------------------
                                                                     41,234,428
--------------------------------------------------------------------------------
CANADA -- 44.2%
--------------------------------------------------------------------------------
                     138,988   Agnico-Eagle Mines Ltd.                1,599,810
--------------------------------------------------------------------------------
                   1,015,200   Agnico-Eagle Mines Ltd. New
                               York Shares                           11,776,320
--------------------------------------------------------------------------------
                   1,529,000   Apollo Gold Corporation(1)             3,169,513
--------------------------------------------------------------------------------
                     312,500   Apollo Gold Corporation
                               Warrants(1)                              147,692
--------------------------------------------------------------------------------
                   2,564,516   Barrick Gold Corp.                    45,904,837
--------------------------------------------------------------------------------
                      17,700   Bema Gold Corp.(1)                        22,797
--------------------------------------------------------------------------------
                   1,838,800   Cambior, Inc.(1)                       2,477,232
--------------------------------------------------------------------------------
                     100,000   Crystallex International
                               Corporation(1)                           139,161
--------------------------------------------------------------------------------
                     200,000   Crystallex International
                               Corporation New York Shares(1)           278,000
--------------------------------------------------------------------------------
                   1,430,000   Eldorado Gold Corporation(1)           2,498,094
--------------------------------------------------------------------------------
                     367,800   Gabriel Resources Ltd.(1)                667,020
--------------------------------------------------------------------------------
                   1,335,122   Glamis Gold Ltd.(1)                   15,091,094
--------------------------------------------------------------------------------
                      30,000   Goldcorp Inc.                            360,000
--------------------------------------------------------------------------------
                   1,362,000   Goldcorp Inc. New York Shares         16,332,507
--------------------------------------------------------------------------------
                     400,000   Golden Star Resources Ltd.(1)          1,051,112
--------------------------------------------------------------------------------
                     125,000   Golden Star Resources Ltd.
                               Warrants(1)                               74,947
--------------------------------------------------------------------------------
                     860,000   Great Basin Gold Ltd.(1)                 789,370
--------------------------------------------------------------------------------
                   2,995,000   IAMGOLD Corporation                   14,631,926
--------------------------------------------------------------------------------
                   2,351,029   Kinross Gold Corp.(1)                 15,819,202
--------------------------------------------------------------------------------
                     279,157   Kinross Gold Corp. Warrants(1)         1,884,310
--------------------------------------------------------------------------------
                     564,800   Meridian Gold Inc.(1)                  6,438,373
--------------------------------------------------------------------------------
                     537,000   Meridian Gold Inc. New York
                               Shares(1)                              6,170,130
--------------------------------------------------------------------------------
                     605,800   Minefinders Corporation Ltd.(1)        3,623,275
--------------------------------------------------------------------------------
                   2,200,000   Miramar Mining(1)                      2,768,422
--------------------------------------------------------------------------------
                   1,100,000   Nevsun Resources Ltd.(1)               2,963,840
--------------------------------------------------------------------------------
                  13,750,000   Northern Orion Resources Inc.
                               Special Warrants(1)                    1,506,347
--------------------------------------------------------------------------------
                     300,000   Northgate Exploration Ltd.(1)            310,892
--------------------------------------------------------------------------------
                   2,749,816   Placer Dome Inc.                      33,740,243
--------------------------------------------------------------------------------
                   1,000,000   Rio Narcea Gold Mines, Ltd.(1)         1,724,712
--------------------------------------------------------------------------------
                     500,000   SouthernEra Resources
                               Limited(1)                             1,957,881
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

                   3,500,000   Thistle Mining Inc.(1)              $  1,373,108
--------------------------------------------------------------------------------
                     100,000   Viceroy Resource Corp.(1)                 42,933
--------------------------------------------------------------------------------
                   2,500,000   Wheaton River Minerals Ltd.(1)         3,145,934
--------------------------------------------------------------------------------
                     825,000   Wheaton River Minerals Ltd.
                               Warrants(1)                              378,622
--------------------------------------------------------------------------------
                     650,000   Wheaton River Minerals Ltd.
                               Warrants(1)                              312,743
--------------------------------------------------------------------------------
                                                                    201,172,399
--------------------------------------------------------------------------------
GHANA -- 1.3%
--------------------------------------------------------------------------------
                     718,099   Ashanti Goldfields Company
                               Ltd. GDR(1)                            5,723,249
--------------------------------------------------------------------------------
NORWAY -- 0.2%
--------------------------------------------------------------------------------
                   1,750,000   Kenor ASA(1)                           1,089,272
--------------------------------------------------------------------------------
PERU -- 0.9%
--------------------------------------------------------------------------------
                     135,500   Compania de Minas
                               Buenaventura SAu ADR                   4,077,195
--------------------------------------------------------------------------------
SOUTH AFRICA -- 23.6%
--------------------------------------------------------------------------------
                   1,300,000   African Rainbow Minerals
                               Gold Limited(1)                       11,897,128
--------------------------------------------------------------------------------
                     632,202   Anglogold Limited                     20,017,618
--------------------------------------------------------------------------------
                     176,604   Anglogold Limited ADR                  5,633,668
--------------------------------------------------------------------------------
                   6,940,510   Avgold Ltd.(1)                         7,093,507
--------------------------------------------------------------------------------
                   1,146,050   Durban Roodepoort Deep
                               Limited(1)                            2,955,079
--------------------------------------------------------------------------------
                   2,381,434   Gold Fields Limited                   28,497,668
--------------------------------------------------------------------------------
                   1,543,922   Harmony Gold Mining Co. Ltd.          20,317,477
--------------------------------------------------------------------------------
                      75,000   Harmony Gold Mining Co., Ltd.
                               ADR                                    1,010,250
--------------------------------------------------------------------------------
                      35,900   Impala Platinum Holdings
                               Limited                                2,139,132
--------------------------------------------------------------------------------
                   1,676,040   JCI Limited(1)                           147,787
--------------------------------------------------------------------------------
                   1,594,162   Western Areas Limited                  7,720,557
--------------------------------------------------------------------------------
                                                                    107,429,871
--------------------------------------------------------------------------------
UNITED KINGDOM -- 0.7%
--------------------------------------------------------------------------------
                     190,000   Randgold Resources Limited
                               ADR(1)                                 3,230,000
--------------------------------------------------------------------------------
UNITED STATES -- 18.9%
--------------------------------------------------------------------------------
                     950,000   Coeur D'alene Mines
                               Corporation(1)                         1,320,500
--------------------------------------------------------------------------------
                     862,000   Freeport-McMoRan Copper &
                               Gold, Inc. Cl B                       21,119,000
--------------------------------------------------------------------------------
                     500,000   Hecla Mining Company(1)                2,115,000
--------------------------------------------------------------------------------
                   1,267,634   Newmont Mining Corporation            41,147,400
--------------------------------------------------------------------------------
                   2,556,708   Newmont Mining Corporation
                                Chess Depositary Interest             8,496,407
--------------------------------------------------------------------------------
                     546,400   Royal Gold, Inc.                      11,742,136
--------------------------------------------------------------------------------
                                                                     85,940,443
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS & WARRANTS
(Cost $312,950,755)                                                 449,896,857
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

                                                                          -----
                                                                          5

Global Gold - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
CONVERTIBLE BONDS(2)

SOUTH AFRICA(2)
--------------------------------------------------------------------------------
ZAR                  360,880   JCI Limited, 17.00%, 1/15/06
(Cost $31,229)                                                     $     51,589
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 1.1%

Repurchase Agreement, Bank of America
Securities, LLC, (U.S. Treasury obligations), in
a joint trading account at 0.97%, dated
6/30/03, due 7/1/03 (Delivery value
$4,900,132)
(Cost $4,900,000)                                                     4,900,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $317,881,984)                                                $454,848,446
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

ZAR = South African Rand

(1)  Non-income producing.

(2)  Category is less than 0.05% of total investment securities.

See Notes to Financial Statements.

-----
    6

Global Natural Resources - Performance

TOTAL RETURNS AS OF JUNE 30, 2003
                                            ----------------------
                                            AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                          SINCE      INCEPTION
                                  1 YEAR     5 YEARS    INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                    -4.75%      3.84%       5.47%        9/15/94
--------------------------------------------------------------------------------
FUND BENCHMARK                    -1.47%      5.00%       6.98%(1)       --
--------------------------------------------------------------------------------
DOW JONES WORLD STOCK INDEX       -1.87%     -1.99%       5.03%(1)       --
--------------------------------------------------------------------------------
Advisor Class                     -4.97%        --        3.14%        4/26/99
--------------------------------------------------------------------------------

(1)  Since 9/30/94, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made September 15, 1994*

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended June 30
----------------------------------------------------------------------------------------------------
                  1995*     1996      1997      1998      1999     2000     2001     2002      2003
----------------------------------------------------------------------------------------------------
INVESTOR CLASS    3.24%    14.57%    16.73%    -4.23%     9.08%    7.86%    1.90%    5.70%    -4.75%
----------------------------------------------------------------------------------------------------
FUND BENCHMARK    4.09%    16.12%    19.81%    -2.38%    14.04%    3.44%    4.07%    5.52%    -1.47%
----------------------------------------------------------------------------------------------------
*From 9/15/94, the Investor Class's inception date. Index data from 9/30/94, the date nearest the Investor Class's inception for which data are available. Not annualized.

The charts on the performance page give historical return data for the fund.
Returns for the indices are provided for comparison. The fund's total returns include operating expenses  (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                                                                          -----
                                                                          7

Global Natural Resources -  Portfolio Commentary

By Joe Sterling, portfolio manager

PERFORMANCE SUMMARY

Global Natural Resources returned 5.32% for the six months ended June 30, 2003.*
That lagged the 10.21% return of the fund's custom benchmark, which is based on the companies in the basic materials and energy sectors of the Dow Jones World
Stock Index. (See page 7 for additional performance details.)

PORTFOLIO DIVERSIFIER

The portfolio provided better average annual returns than the S&P 500 Index over the three- and five-year periods ended in June. We think that shows Global
Natural Resources can be a good candidate to diversify a larger domestic equity portfolio.

Once again, we should reiterate that because the fund is narrowly focused on global commodity-based industries, it is not intended to serve as a complete investment program by itself.

CLOSED TO NEW INVESTORS

It's also important to note that Global Natural Resources is closed to new investors. Current shareholders should rest assured that the management  team continues to run the portfolio according to the mandate outlined in the prospectus.

ECONOMIC AND COMMODITY  MARKET REVIEW

We've often written in prior reports that the fund's return is influenced by trends in global economic growth, industrial production, and commodity prices.
Unfortunately, many of those factors disappointed during the six months.

In terms of the economy, the International Monetary Fund slashed its estimate of first-quarter 2003 global growth from 3.7% to 3.2%. In addition, U.S. industrial production was flat or lower in three out of the first six months of the year.

But while economic growth was humdrum, commodity prices were anything but. For example, in February, the price of a barrel of crude oil reached its highest level in more than a dozen years, while gold bullion traded at a seven-year high. Those moves helped the Commodity Resource Bureau Commodity Price Index rise nearly 7%, though the index finished the six months about where it started.

TOP TEN HOLDINGS
AS OF JUNE 30, 2003
--------------------------------------------------------------------------------
                                     % OF PORTFOLIO         % OF PORTFOLIO
                                       INVESTMENTS            INVESTMENTS
                                          AS OF                  AS OF
                                         6/30/03               12/31/02
--------------------------------------------------------------------------------
Burlington Resources
Inc.                                      4.4%                   3.3%
--------------------------------------------------------------------------------
Smith International, Inc.                 4.0%                   3.1%
--------------------------------------------------------------------------------
ConocoPhillips                            3.7%                   3.2%
--------------------------------------------------------------------------------
Baker Hughes Inc.                         3.5%                   3.2%
--------------------------------------------------------------------------------
Suncor Energy, Inc.                       3.3%                   2.6%
--------------------------------------------------------------------------------
ENI SpA                                   3.2%                   3.5%
--------------------------------------------------------------------------------
Anadarko Petroleum
Corp.                                     3.0%                   3.4%
--------------------------------------------------------------------------------
ENSCO International
Inc.                                      3.0%                   3.2%
--------------------------------------------------------------------------------
Petro-Canada                              2.8%                   2.3%
--------------------------------------------------------------------------------
Noble Energy, Inc.                        2.8%                   2.9%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                     (continued)

-----
    8

Global Natural Resources - Portfolio Commentary

Despite these negatives, natural-resources-related stocks performed relatively well, as corporate profits generally improved and economists began to expect better growth in the second half of 2003.

PORTFOLIO STRATEGY

Within the portfolio, we continued to work carefully to maintain Global Natural
Resources' liquidity to meet redemptions, as assets decreased by about 15%. One way we tried to do that was by using shares of big integrated oil companies.
These shares tend to be more easily bought and sold than some of the smaller, less heavily traded foreign stocks because they trade on domestic exchanges and in relatively high volume.

So while we underweighted big oil, we continued to overweight smaller oil service and exploration companies.  We think the positioning makes sense because natural gas and oil inventories are extremely low. Indeed, U.S. oil inventories in February dipped to the lowest level since the Department of Energy began tracking the data in the early 1980s. We expect this will lead to more spending on exploration and production, which should benefit some of the portfolio's largest holdings, such as Burlington Resources and Smith International.

Performance for our basic materials stocks was mixed. We continued to overweight gold stocks--the biggest positive contributors to Global Natural Resources'
performance in 2002--but these shares finished little changed after the first six months of 2003. Being overweight basic materials in general and gold specifically were two reasons the portfolio lagged its benchmark for the six months.

GEOGRAPHIC COMPOSITION
--------------------------------------------------------------------------------
                                          AS OF                  AS OF
                                         6/30/03               12/31/02
--------------------------------------------------------------------------------
United States*                            52.7%                  50.4%
--------------------------------------------------------------------------------
Europe                                    20.6%                  24.3%
--------------------------------------------------------------------------------
Americas
(excluding U.S.)                          15.4%                  12.8%
--------------------------------------------------------------------------------
Asia/Pacific                               6.8%                   7.5%
--------------------------------------------------------------------------------
South Africa                               4.5%                   5.0%
--------------------------------------------------------------------------------
*Includes temporary cash investments.

INDUSTRY WEIGHTINGS
--------------------------------------------------------------------------------
                                          AS OF                  AS OF
                                         6/30/03               12/31/02
--------------------------------------------------------------------------------
Energy                                    66.6%                  63.5%
--------------------------------------------------------------------------------
Basic Materials                           31.7%                  36.5%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                1.7%                   --
--------------------------------------------------------------------------------

                                                                          -----
                                                                          9

Global Natural Resources - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 96.7%

AUSTRALIA -- 2.7%
--------------------------------------------------------------------------------
Basic Materials -- 2.7%
--------------------------------------------------------------------------------
                      48,000   Alumina Limited                      $   131,155
--------------------------------------------------------------------------------
                     262,000   Lihir Gold Limited                       228,662
--------------------------------------------------------------------------------
                      52,000   WMC Resources Limited(1)                 122,535
--------------------------------------------------------------------------------
                                                                        482,352
--------------------------------------------------------------------------------
CANADA -- 13.8%
--------------------------------------------------------------------------------
Basic Materials -- 6.3%
--------------------------------------------------------------------------------
                      29,000   Abitibi-Consolidated Inc.                184,611
--------------------------------------------------------------------------------
                      22,500   Barrick Gold Corp.                       402,750
--------------------------------------------------------------------------------
                      14,900   Inco Ltd.(1)                             314,986
--------------------------------------------------------------------------------
                      20,000   Meridian Gold Inc.(1)                    227,988
--------------------------------------------------------------------------------
                                                                      1,130,335
--------------------------------------------------------------------------------
Energy -- 7.5%
--------------------------------------------------------------------------------
                      12,900   Petro-Canada                             515,255
--------------------------------------------------------------------------------
                       6,500   Precision Drilling Corporation(1)        245,440
--------------------------------------------------------------------------------
                      31,659   Suncor Energy, Inc.                      593,833
--------------------------------------------------------------------------------
                                                                      1,354,528
--------------------------------------------------------------------------------
                                                                      2,484,863
--------------------------------------------------------------------------------
FINLAND -- 1.9%
--------------------------------------------------------------------------------
Basic Materials -- 1.9%
--------------------------------------------------------------------------------
                      23,000   UPM-Kymmene Oyj                          335,668
--------------------------------------------------------------------------------
FRANCE -- 2.3%
--------------------------------------------------------------------------------
Energy -- 2.3%
--------------------------------------------------------------------------------
                       2,800   Total SA Cl B                            423,107
--------------------------------------------------------------------------------
ITALY -- 4.3%
--------------------------------------------------------------------------------
Energy -- 4.3%
--------------------------------------------------------------------------------
                      38,500   ENI SpA                                  582,215
--------------------------------------------------------------------------------
                      26,000   Saipem SpA                               194,651
--------------------------------------------------------------------------------
                                                                        776,866
--------------------------------------------------------------------------------
NETHERLANDS -- 2.6%
--------------------------------------------------------------------------------
Energy -- 2.6%
--------------------------------------------------------------------------------
                      10,300   Royal Dutch Petroleum Co.                 478,046
--------------------------------------------------------------------------------
PEOPLE'S REPUBLIC OF CHINA -- 2.1%
--------------------------------------------------------------------------------
Energy -- 2.1%
--------------------------------------------------------------------------------
                     263,000   CNOOC Ltd.                                387,838
--------------------------------------------------------------------------------
SOUTH AFRICA -- 4.5%
--------------------------------------------------------------------------------
Basic Materials -- 4.5%
--------------------------------------------------------------------------------
                      12,000   Anglo American Platinum Corp.
                               Limited                                  379,158
--------------------------------------------------------------------------------
                      11,700   Anglo American plc                       179,237
--------------------------------------------------------------------------------
                       8,000   Anglogold Limited                        253,307
--------------------------------------------------------------------------------
                                                                        811,702
--------------------------------------------------------------------------------
SOUTH KOREA -- 2.0%
--------------------------------------------------------------------------------
Basic Materials -- 2.0%
--------------------------------------------------------------------------------
                      14,000   POSCO ADR                                366,660
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
SPAIN -- 1.2%
--------------------------------------------------------------------------------
Basic Materials -- 1.2%
--------------------------------------------------------------------------------
                       5,600   Acerinox, SA                         $   213,997
--------------------------------------------------------------------------------
SWEDEN -- 1.5%
--------------------------------------------------------------------------------
Basic Materials -- 1.5%
--------------------------------------------------------------------------------
                       8,200   Svenska Cellulosa AB Cl B                279,953
--------------------------------------------------------------------------------
UNITED KINGDOM -- 6.8%
--------------------------------------------------------------------------------
Basic Materials -- 2.7%
--------------------------------------------------------------------------------
                      60,000   BHP Billiton plc                         316,987
--------------------------------------------------------------------------------
                       9,000   Rio Tinto plc                            169,921
--------------------------------------------------------------------------------
                                                                        486,908
--------------------------------------------------------------------------------
Energy -- 4.1%
--------------------------------------------------------------------------------
                      66,700   BP plc                                   464,230
--------------------------------------------------------------------------------
                      42,900   Shell Transport & Trading Co.
                               plc                                      284,195
--------------------------------------------------------------------------------
                                                                        748,425
--------------------------------------------------------------------------------
                                                                      1,235,333
--------------------------------------------------------------------------------
UNITED STATES -- 51.0%
--------------------------------------------------------------------------------
Basic Materials -- 7.3%
--------------------------------------------------------------------------------
                      15,800   Alcoa Inc.                               402,899
--------------------------------------------------------------------------------
                       8,000   International Paper Company              285,840
--------------------------------------------------------------------------------
                       9,000   Newmont Mining Corporation               292,140
--------------------------------------------------------------------------------
                       3,800   Nucor Corp.                              185,630
--------------------------------------------------------------------------------
                      12,200   Smurfit-Stone Container Corp.(1)         158,966
--------------------------------------------------------------------------------
                                                                      1,325,475
--------------------------------------------------------------------------------
Energy -- 43.7%
--------------------------------------------------------------------------------
                      12,300   Anadarko Petroleum Corp.                 546,981
--------------------------------------------------------------------------------
                      19,000   Baker Hughes Inc.                        637,830
--------------------------------------------------------------------------------
                       6,300   BJ Services Co.(1)                       235,368
--------------------------------------------------------------------------------
                      14,600   Burlington Resources, Inc.               789,423
--------------------------------------------------------------------------------
                       6,800   ChevronTexaco Corp.                      490,960
--------------------------------------------------------------------------------
                      12,200   ConocoPhillips                           668,560
--------------------------------------------------------------------------------
                       5,800   Cooper Cameron Corp.(1)                  292,204
--------------------------------------------------------------------------------
                      20,200   ENSCO International Inc.                 543,380
--------------------------------------------------------------------------------
                       9,000   EOG Resources Inc.                       376,560
--------------------------------------------------------------------------------
                       9,600   Exxon Mobil Corp.                        344,736
--------------------------------------------------------------------------------
                       3,000   Nabors Industries Ltd.(1)                118,650
--------------------------------------------------------------------------------
                      10,800   National-Oilwell, Inc.(1)                237,600
--------------------------------------------------------------------------------
                      13,200   Noble Energy, Inc.                       498,960
--------------------------------------------------------------------------------
                     105,000   Parker Drilling Co.(1)                   305,550
--------------------------------------------------------------------------------
                       4,000   Schlumberger Ltd.                        190,280
--------------------------------------------------------------------------------
                      19,900   Smith International, Inc.(1)             731,128
--------------------------------------------------------------------------------
                      14,100   Tidewater Inc.                           414,117
--------------------------------------------------------------------------------
                       9,900   Tom Brown, Inc.(1)                       275,121
--------------------------------------------------------------------------------
                       8,500   Transocean Inc.(1)                       186,745
--------------------------------------------------------------------------------
                                                                      7,884,153
--------------------------------------------------------------------------------
                                                                      9,209,628
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $14,116,841)                                                  $17,486,013
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

-----
   10

Global Natural Resources - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
PREFERRED STOCKS -- 1.6%

BRAZIL -- 1.6%
--------------------------------------------------------------------------------
Basic Materials -- 1.6%
--------------------------------------------------------------------------------
                      14,100   Aracruz Celulose SA ADR
(Cost $281,937)                                                     $   296,946
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 1.7%

Repurchase Agreement, Bank of America
Securities, LLC, (U.S. Treasury obligations), in
a joint trading account at 0.97%, dated
6/30/03, due 7/1/03 (Delivery value $300,008)
(Cost $300,000)                                                         300,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $14,698,778)                                                  $18,082,959
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

(1)  Non-income producing.

See Notes to Financial Statements.

                                                                          -----
                                                                          11

Statement of Assets and Liabilities

JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  GLOBAL NATURAL
                                                   GLOBAL GOLD       RESOURCES
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $317,881,984 and
$14,698,778, respectively)                        $454,848,446     $18,082,959
--------------------------------------------
Cash                                                   394,648          43,993
--------------------------------------------
Foreign currency holdings, at value
(cost of $585,583 and $--, respectively)               589,463            --
--------------------------------------------
Receivable for investments sold                        215,963            --
--------------------------------------------
Receivable for capital shares sold                     235,210            --
--------------------------------------------
Dividends and interest receivable                      221,593          12,737
--------------------------------------------------------------------------------
                                                   456,505,323      18,139,689
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                    1,681,590            --
--------------------------------------------
Accrued management fees                                251,955          10,361
--------------------------------------------
Distribution fees payable                                  362              59
--------------------------------------------
Service fees payable                                       362              59
--------------------------------------------------------------------------------
                                                     1,934,269          10,479
--------------------------------------------------------------------------------
NET ASSETS                                        $454,571,054     $18,129,210
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)           $524,846,375     $14,605,037
--------------------------------------------
Accumulated undistributed net
investment income (loss)                              (653,740)        148,859
--------------------------------------------
Accumulated net realized loss on
investment and foreign
currency transactions                             (206,581,527)         (9,238)
--------------------------------------------
Net unrealized appreciation on
investments and translation
of assets and liabilities
in foreign currencies                              136,959,946       3,384,552
--------------------------------------------------------------------------------
                                                  $454,571,054     $18,129,210
================================================================================

INVESTOR CLASS, $10.00 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                        $452,718,031     $17,750,229
--------------------------------------------
Shares outstanding                                  49,428,621       1,618,303
--------------------------------------------
Net asset value per share                                $9.16          $10.97
--------------------------------------------------------------------------------

ADVISOR CLASS, $10.00 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                          $1,853,023        $378,981
--------------------------------------------
Shares outstanding                                     202,245          34,572
--------------------------------------------
Net asset value per share                                $9.16          $10.96
--------------------------------------------------------------------------------

See Notes to Financial Statements.

-----
   12

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  GLOBAL NATURAL
                                                   GLOBAL GOLD       RESOURCES
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld
of $122,798 and $20,138, respectively)             $2,291,619        $239,290
--------------------------------------------
Interest                                              185,135           2,792
--------------------------------------------------------------------------------
                                                    2,476,754         242,082
--------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------
Management fees                                     1,428,246          64,422
--------------------------------------------
Distribution fees -- Advisor Class                      1,917             277
--------------------------------------------
Service fees -- Advisor Class                           1,917             277
--------------------------------------------
Directors' fees and expenses                            6,828           1,091
--------------------------------------------
Other expenses                                          2,254           1,374
--------------------------------------------------------------------------------
                                                    1,441,162          67,441
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                               1,035,592         174,641
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
--------------------------------------------
Investment transactions (including $190,216
and $-- from affiliates, respectively)              3,265,134          93,116
--------------------------------------------
Foreign currency transactions                         (66,915)          2,049
--------------------------------------------------------------------------------
                                                    3,198,219          95,165
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION) ON:
--------------------------------------------
Investments                                        (2,658,786)        591,881
--------------------------------------------
Translation of assets and liabilities
in foreign currencies                                  31,630          (1,000)
--------------------------------------------------------------------------------
                                                   (2,627,156)        590,881
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                      571,063         686,046
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                          $1,606,655        $860,687
================================================================================

See Notes to Financial Statements.

                                                                          -----
                                                                          13

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------
                                             GLOBAL GOLD                      GLOBAL NATURAL RESOURCES
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS      2003                2002               2003               2002
---------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------
Net investment income               $1,035,592          $1,899,378          $174,641           $444,776
---------------------------------
Net realized gain (loss)             3,198,219          (4,595,656)           95,165          2,828,358
---------------------------------
Change in net unrealized
appreciation (depreciation)         (2,627,156)        149,247,520           590,881         (3,224,443)
---------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations            1,606,655         146,551,242           860,687             48,691
---------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------
From net investment income:
---------------------------------
  Investor Class                    (2,194,489)         (1,659,732)          (32,585)          (322,982)
---------------------------------
  Advisor Class                         (6,270)               (723)             (132)            (2,232)
---------------------------------
From net realized gains:
---------------------------------
  Investor Class                        --                  --               (57,537)        (1,772,083)
---------------------------------
  Advisor Class                         --                  --                  (763)           (14,010)
---------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                  (2,200,759)         (1,660,455)          (91,017)        (2,111,307)
---------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
---------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                  32,513,215          84,724,257        (4,329,781)       (21,257,944)
---------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                       31,919,111         229,615,044        (3,560,111)       (23,320,560)

NET ASSETS
---------------------------------------------------------------------------------------------------------
Beginning of period                422,651,943         193,036,899        21,689,321         45,009,881
---------------------------------------------------------------------------------------------------------
End of period                     $454,571,054        $422,651,943       $18,129,210        $21,689,321
=========================================================================================================

Accumulated undistributed net
investment income (loss)             $(653,740)           $511,427          $148,859             $6,935
=========================================================================================================

See Notes to Financial Statements.

-----
   14

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Quantitative Equity Funds (the corporation) is registered under the Investment Company Act of 1940  (the 1940 Act) as an
open-end management investment company. American Century Global Gold Fund
(Global Gold) and American Century Global Natural Resources Fund (Global Natural
Resources) (collectively, the funds) are two funds in a series issued by the corporation. The funds are non-diversified under the 1940 Act. Global Gold's investment objective is to seek to realize  a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world. Global Natural Resources' investment objective is to seek to realize a total return (capital growth and dividends)
consistent with investment in companies that are engaged in the natural resources industries. The funds invest primarily in equity securities. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class and the
Advisor Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes are valued through a commercial pricing service. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the
Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE  CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions  that the funds' investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner

                                                                     (continued)

                                                                          -----
                                                                          15

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid on a semiannual basis in June and December. Distributions from net realized gains, if any, are generally declared and paid twice per year in March and
December.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of the funds' average daily closing net assets during the previous month. The rates for the Investment Category Fee range from 0.3380% to 0.5200% and the rates for the
Complex Fee (Investor Class) range from 0.2900% to 0.3100%. The Advisor Class is
0.2500% less at each point within the Complex Fee range. For the six months ended June 30, 2003, the effective annual management fee was 0.69% and 0.44% for the Investor Class and Advisor Class, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed daily and paid monthly in arrears based on the Advisor Class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the six months ended June 30, 2003, are detailed in the
Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the six months ended June 30, 2003, the funds invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Fleming Asset
Management (USA) Inc. (JPMFAM). JPMFAM is a wholly owned subsidiary of J.P.
Morgan Chase & Co. (JPM). JPM is an equity investor in ACC. The funds have a bank line of credit agreement with JPM.

                                                                     (continued)

-----
   16

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended June 30, 2003, were as follows:

--------------------------------------------------------------------------------
                                                                  GLOBAL NATURAL
                                                   GLOBAL GOLD       RESOURCES
--------------------------------------------------------------------------------
Purchases                                          $76,949,951        $362,341
--------------------------------------------------------------------------------
Proceeds from sales                                $45,285,595       $4,511,312
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

The corporation is authorized to issue 2,000,000,000 shares to each fund.
Transactions in shares of the funds were as follows:

----------------------------------------------------------------------------------------------------------
                                             GLOBAL GOLD                     GLOBAL NATURAL RESOURCES
----------------------------------------------------------------------------------------------------------
                                      SHARES              AMOUNT             SHARES             AMOUNT
----------------------------------------------------------------------------------------------------------
INVESTOR CLASS
----------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003

DESIGNATED SHARES                  1,000,000,000      1,000,000,000
=========================================================================================================
Sold                                  17,028,051    $   149,098,763             45,762    $       480,529
---------------------------------
Issued in reinvestment
of distributions                         218,115          2,080,822              8,035             83,534
---------------------------------
Redeemed                             (13,962,389)      (119,390,680)          (490,658)        (5,081,355)
---------------------------------------------------------------------------------------------------------
Net increase (decrease)                3,283,777    $    31,788,905           (436,861)   $    (4,517,292)
=========================================================================================================
YEAR ENDED DECEMBER 31, 2002

DESIGNATED SHARES                  1,000,000,000      1,000,000,000
=========================================================================================================
Sold                                  43,377,719    $   342,669,000          1,298,431    $    16,132,552
---------------------------------
Issued in reinvestment
of distributions                         182,979          1,564,854            185,119          1,954,742
---------------------------------
Redeemed                             (33,797,461)      (260,639,851)        (3,200,443)       (39,400,802)
---------------------------------------------------------------------------------------------------------
Net increase (decrease)                9,763,237    $    83,594,003         (1,716,893)   $   (21,313,508)
=========================================================================================================

ADVISOR CLASS
---------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003

DESIGNATED SHARES                    250,000,000        250,000,000
=========================================================================================================
Sold                                     150,809    $     1,320,807             17,535    $       189,159
---------------------------------
Issued in reinvestment
of distributions                             623              5,943                 89                895
---------------------------------
Redeemed                                 (71,538)          (602,440)              (241)            (2,543)
---------------------------------------------------------------------------------------------------------
Net increase                              79,894    $       724,310             17,383    $       187,511
=========================================================================================================
YEAR ENDED DECEMBER 31, 2002

DESIGNATED SHARES                    250,000,000        250,000,000
=========================================================================================================
Sold                                     644,622    $     5,415,407              6,117    $        77,672
---------------------------------
Issued in reinvestment
of distributions                              78                686              1,550             16,243
---------------------------------
Redeemed                                (534,404)        (4,285,839)            (3,061)           (38,351)
---------------------------------------------------------------------------------------------------------
Net increase                             110,296    $     1,130,254              4,606    $        55,564
=========================================================================================================

                                                                    (continued)

                                                                          -----
                                                                          17

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

5. AFFILIATED COMPANY TRANSACTIONS

The fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the
Investment Company Act of 1940. A summary of transactions for each issuer, which is or was an affiliate at or during the six months ended June 30, 2003 follows:

------------------------------------------------------------------------------------------------------------------------
                     SHARE BALANCE     PURCHASE       SALES      REALIZED     DIVIDEND            JUNE 30, 2003
FUND/ISSUER            12/31/02          COST         COST         GAIN        INCOME     SHARE BALANCE    MARKET VALUE
------------------------------------------------------------------------------------------------------------------------
GLOBAL GOLD
------------------------------------------------------------------------------------------------------------------------
Apollo Gold
Corporation(1)(2)     1,780,000          $--        $354,235     $190,216       $--         1,529,000       $3,169,513
========================================================================================================================

(1)  Non-income producing.

(2)  Issuer was not affiliated at June 30, 2003.

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $620,000,000 unsecured bank line of credit agreement with JPM. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended June 30, 2003.

7. RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political and economic developments and the possible imposition of currency exchange restrictions or other foreign laws or restrictions.

Each fund concentrates its investments in a specific area and therefore may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.

8. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of June 30, 2003, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
                                                                  GLOBAL NATURAL
                                                   GLOBAL GOLD       RESOURCES
--------------------------------------------------------------------------------
Federal tax cost of investments                   $339,906,904      $14,801,862
================================================================================
Gross tax appreciation of investments             $129,778,329       $4,105,532
---------------------------------------------
Gross tax depreciation of investments              (14,836,787)        (824,435)
--------------------------------------------------------------------------------
Net tax appreciation of investments               $114,941,542       $3,281,097
================================================================================

The difference between book-basis and tax-basis unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

                                                                     (continued)

-----
   18

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

8. FEDERAL TAX INFORMATION (CONTINUED)

Following are the capital loss carryovers and capital loss deferral amounts as of December 31, 2002:

--------------------------------------------------------------------------------
                                                                  GLOBAL NATURAL
                                                   GLOBAL GOLD       RESOURCES
--------------------------------------------------------------------------------
Accumulated capital losses                        $(189,308,742)        --
--------------------------------------------------------------------------------
Capital loss deferral                                   $(3,216)        --
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2005 through 2010, for Global Gold.

The capital loss deferrals represent net currency losses incurred in the two-month period ended December 31, 2002. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

9. SUBSEQUENT EVENTS

On March 13, 2003, the Board of Directors approved a plan to liquidate Global
Natural Resources. It is expected that the liquidation will be completed at the close of business on October 24, 2003.

                                                                          -----
                                                                          19

Global Gold - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
------------------------------------------------------------------------------------------------------------------------
                                                                       INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------
                                      2003(1)         2002           2001           2000           1999           1998
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                   $9.14          $5.30          $4.00          $5.29          $5.52          $6.34
------------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------------
  Net Investment Income(2)             0.02           0.04           0.05           0.05           0.06           0.05
---------------------------------
  Net Realized and Unrealized
  Gain (Loss)                          0.04           3.84           1.31          (1.31)         (0.24)         (0.82)
------------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations                0.06           3.88           1.36          (1.26)         (0.18)         (0.77)
------------------------------------------------------------------------------------------------------------------------
Distributions
---------------------------------
  From Net Investment Income          (0.04)         (0.04)         (0.06)         (0.03)         (0.05)         (0.05)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $9.16          $9.14          $5.30          $4.00          $5.29          $5.52
========================================================================================================================
  TOTAL RETURN(3)                      0.80%         73.00%         34.09%        (23.95)%        (3.18)%       (12.18)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  0.69%(4)       0.69%          0.68%          0.67%          0.68%          0.69%
---------------------------------
Ratio of Net Investment Income
to Average Net Assets                  0.50%(4)       0.57%          0.99%          1.19%          1.04%          0.75%
---------------------------------
Portfolio Turnover Rate                  11%            31%            14%            17%            53%            68%
---------------------------------
Net Assets, End of Period
(in thousands)                     $452,718       $421,534       $192,973       $141,555       $201,790       $228,771
------------------------------------------------------------------------------------------------------------------------

(1)  Six months ended June 30, 2003 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two dcimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation on net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

-----
   20

Global Gold - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
------------------------------------------------------------------------------------------------------------------------
                                                                        ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------------
                                      2003(1)         2002           2001           2000           1999          1998(2)
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                    $9.14          $5.30          $4.00          $5.29          $5.52          $7.31
------------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------------
  Net Investment Income(3)              0.01           --(4)          0.03           0.03           0.03           0.01
---------------------------------
  Net Realized and Unrealized
  Gain (Loss)                           0.04           3.85           1.32          (1.30)         (0.21)         (1.76)
------------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations                 0.05           3.85           1.35          (1.27)         (0.18)         (1.75)
------------------------------------------------------------------------------------------------------------------------
Distributions
---------------------------------
  From Net Investment Income           (0.03)         (0.01)         (0.05)         (0.02)         (0.05)         (0.04)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $9.16          $9.14          $5.30          $4.00          $5.29          $5.52
========================================================================================================================
  TOTAL RETURN(5)                       0.56%         72.61%         33.75%        (24.05)%        (3.30)%       (24.00)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   0.94%(6)       0.94%          0.93%          0.92%          0.93%          0.94%(6)
---------------------------------
Ratio of Net Investment Income
to Average Net Assets                   0.25%(6)       0.32%          0.74%          0.94%          0.79%          0.20%(6)
---------------------------------
Portfolio Turnover Rate                   11%            31%            14%            17%            53%            68%(7)
---------------------------------
Net Assets, End of Period         $1,853,023     $1,118,048        $63,851        $43,243        $21,280        $16,938
------------------------------------------------------------------------------------------------------------------------

(1)  Six months ended June 30, 2003 (unaudited).

(2)  May 6, 1998 (commencement of sale) through December 31, 1998.

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount was less than $0.005.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two dcimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation on net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

(7)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended December 31, 1998.

See Notes to Financial Statements.

                                                                          -----
                                                                          21

Global Natural Resources - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
------------------------------------------------------------------------------------------------------------------------
                                                                       INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------
                                      2003(1)         2002           2001           2000           1999           1998
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                  $10.47         $11.89          $12.97        $13.06         $10.59         $11.48
------------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------------
  Net Investment Income                0.10(2)        0.15(2)        0.18(2)        0.17(2)        0.16(2)         0.19
---------------------------------
  Net Realized and Unrealized
  Gain (Loss)                          0.45          (0.50)         (0.78)          0.51           2.62          (0.90)
------------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations                0.55          (0.35)         (0.60)          0.68           2.78          (0.71)
------------------------------------------------------------------------------------------------------------------------
Distributions
---------------------------------
  From Net Investment Income          (0.02)         (0.17)         (0.18)         (0.18)         (0.17)         (0.18)
---------------------------------
  From Net Realized Gain              (0.03)         (0.90)         (0.30)         (0.59)         (0.14)           --
------------------------------------------------------------------------------------------------------------------------
  Total Distributions                 (0.05)         (1.07)         (0.48)         (0.77)         (0.31)         (0.18)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $10.97         $10.47         $11.89         $12.97         $13.06         $10.59
========================================================================================================================
  TOTAL RETURN(3)                      5.32%         (2.90)%        (4.57)%         5.62%         26.50%         (6.30)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  0.72%(4)       0.70%          0.68%          0.67%          0.68%          0.69%
---------------------------------
Ratio of Net Investment Income
to Average Net Assets                  1.86%(4)       1.28%          1.44%          1.35%          1.34%          1.70%
---------------------------------
Portfolio Turnover Rate                   2%            14%            11%            52%            87%            76%
---------------------------------
Net Assets, End of Period
(in thousands)                      $17,750        $21,510        $44,860        $50,739        $53,095        $39,749
------------------------------------------------------------------------------------------------------------------------

(1)  Six months ended June 30, 2003 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two dcimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation on net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

-----
   22

Global Natural Resources - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
---------------------------------------------------------------------------------------------------------
                                                               ADVISOR CLASS
---------------------------------------------------------------------------------------------------------
                                      2003(1)         2002           2001           2000          1999(2)
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                  $10.46         $11.89         $12.97         $13.06         $11.99
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------------
  Net Investment Income(3)             0.09           0.11           0.13           0.14           0.07
---------------------------------
  Net Realized and
  Unrealized Gain                      0.45          (0.50)         (0.76)          0.51           1.29
---------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations                0.54          (0.39)         (0.63)          0.65           1.36
---------------------------------------------------------------------------------------------------------
Distributions
---------------------------------
  From Net Investment Income          (0.01)         (0.14)         (0.15)         (0.15)         (0.15)
---------------------------------
  From Net Realized Gains             (0.03)         (0.90)         (0.30)         (0.59)         (0.14)
---------------------------------------------------------------------------------------------------------
  Total Distributions                 (0.04)         (1.04)         (0.45)         (0.74)         (0.29)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $10.96         $10.46         $11.89         $12.97         $13.06
=========================================================================================================
  TOTAL RETURN(4)                      5.19%         (3.24)%        (4.80)%         5.38%         11.44%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  0.97%(5)       0.95%          0.93%          0.92%          0.93%(5)
---------------------------------
Ratio of Net Investment Income
to Average Net Assets                  1.61%(5)       1.03%          1.19%          1.10%          0.85%(5)
---------------------------------
Portfolio Turnover Rate                   2%            14%            11%            52%            87%(6)
---------------------------------
Net Assets, End of Period          $378,981       $179,785       $149,568        $45,641        $40,442
---------------------------------------------------------------------------------------------------------

(1)  Six months ended June 30, 2003 (unaudited).

(2)  April 26, 1999 (commencement of sale) through December 31, 1999.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two dcimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation on net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended December 31, 1999.

See Notes to Financial Statements.

                                                                          -----
                                                                          23

Share Class Information

Two classes of shares are authorized for sale by the funds: Investor Class and
Advisor Class. The total expense ratio of Advisor Class shares is higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

ADVISOR CLASS shares are sold primarily through institutions such as banks, broker-dealers, insurance companies, and financial advisors. Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.
The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

-----
   24

Retirement Account Information

As required by law, any distributions you receive from an IRA or certain 403(b)
and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding  apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing  a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

                                                                          -----
                                                                          25

Index Definitions

The following indices are used to  illustrate investment market, sector,  or style performance or to serve as portfolio performance comparisons. They are not investment products available for purchase.

The DOW JONES WORLD STOCK INDEX(1) (DJWSI) is a capitalization-weighted index comprised of companies traded publicly in select countries. The GLOBAL NATURAL
RESOURCES FUND BENCHMARK  is based on the companies represented in the basic materials (excluding chemical companies) and energy sectors of the DJWSI.

The FT-SE(reg.tm) GOLD MINES INDEX(2) is designed to reflect the performance of the worldwide market in shares of companies whose principal activity is the mining of gold.

The GLOBAL GOLD FUND BENCHMARK was the Benham North American Gold Equities Index
from inception through February 1996. From March 1996 through December 1997, the benchmark was the FT-SE Gold Mines Index. Since January 1998, the benchmark has been a proprietary index intended to reflect the entire gold market. The Global
Gold fund custom benchmark  is approximately two-thirds North American, 20%
African, and 10% Australian gold company stocks.

The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX(SM) is a
market-capitalization-weighted index designed to measure global developed-market equity performance.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index  is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

(1)  The DJWSI is the property of Dow Jones & Company, Inc., which is not affiliated with American Century.

(2)  The FT-SE Gold Mines Index is calculated by FT-SE International Limited in conjunction with the Institute of Actuaries. The FT-SE Gold Mines Index is
     a trademark of the London Stock Exchange Limited and the Financial Times
     Ltd. and is used by  FT-SE International Limited under license. FT-SE
     International Limited does not sponsor, endorse, or promote the fund.

-----
   26

Notes

                                                                          -----
                                                                          27

Notes

-----
   28

[inside back cover - blank]

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0308                                  American Century Investment Services, Inc.
SH-SAN-35371N                      (c)2003 American Century Services Corporation

[front cover]

June 30, 2003

American Century
Semiannual Report

[photo]

Utilities

                                  [american century logo and text logo (reg.sm)]

[inside front cover]

Our Message to You .........................................................   1

UTILITIES

FINANCIAL STATEMENTS

OTHER INFORMATION

Our Message to You

[photo of James E. Stowers III with James E. Stowers, Jr.]
James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with the semiannual report for the American
Century Utilities fund for the six months ended June 30, 2003.

The report includes comparative performance figures, commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Also, through our Web site, we provide quarterly commentaries on all American
Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for this fund will be the annual report dated
December 31, 2003, available in approximately six months.

As always, we deeply appreciate your investment with American Century.

Sincerely,

      /*/James E. Stowers, Jr.

      James E. Stowers, Jr.
      Founder and Chairman

      /*/James E. Stowers III

      James E. Stowers III
      Co-Chairman of the Board

                                                                          -----
                                                                          1

Utilities - Performance

TOTAL RETURNS AS OF JUNE 30, 2003
                                  --------------------------------
                                       AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                      1 YEAR      5 YEARS    10 YEARS    INCEPTION        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS         4.93%      -2.38%       5.35%       5.76%         3/1/93
--------------------------------------------------------------------------------
S&P 500 INDEX          0.25%      -1.61%      10.04%       9.98%(1)        --
--------------------------------------------------------------------------------
FUND BENCHMARK         5.34%      -2.58%       5.82%       6.08%(1)        --
--------------------------------------------------------------------------------
Advisor Class          4.68%      -2.64%        --        -2.44%        6/25/98
--------------------------------------------------------------------------------

(1)  Since 2/28/93, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made June 30, 1993

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended June 30
---------------------------------------------------------------------------------------------------------------------
                       1994      1995      1996      1997      1998      1999     2000      2001       2002     2003
---------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS        -8.98%    12.68%    20.92%    13.22%    35.25%    25.42%    3.06%    -4.69%    -31.41%    4.93%
---------------------------------------------------------------------------------------------------------------------
FUND BENCHMARK        -8.54%    12.89%    22.63%    14.78%    38.07%    31.19%    0.83%    -2.10%    -35.66%    5.34%
---------------------------------------------------------------------------------------------------------------------

The charts on the performance page give historical return data for the fund.
Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----
    2

Utilities - Portfolio Commentary

By Joe Sterling and Bill Martin, portfolio managers

PERFORMANCE SUMMARY

The Utilities fund posted a total return of 13.64%* during the first half of
2003, compared with the 13.66% return of its custom utilities benchmark
(defined on page 18), the 11.76% return of the S&P 500 Index, and the 8.08%
return of the New York Stock Exchange Utilities Index. (See page 2 and the
Market Returns table below for additional performance details.)

MARKET REVIEW

A strong second-quarter rally boosted U.S. stock returns during the first half of 2003. Stocks began the year on a down note, declining through mid-March, amid slow economic growth and apprehension about the coming conflict with Iraq.
However, the major combat in Iraq ended relatively quickly in April, and the federal government approved a fiscal stimulus package in May that featured a dividend tax cut. In our view, these factors contributed to the second-quarter rally.

Most utilities stocks fared well compared with the broader stock market, despite flat returns for the telecommunications industry. We believe the dividend tax-cut legislation was a key factor contributing to the outperformance of the utilities sector; many utilities, especially the traditional power companies, pay out substantial dividends.

Wireless telephone was the top-performing industry in the broad utilities universe, while the rest of the telecom industry--regional and long-distance companies--struggled. Electric and gas utilities performed well, benefiting the most from the dividend tax cut.

MARKET RETURNS
For the six months ended June 30, 2003
--------------------------------------------------------------------------------
BROAD U.S. STOCK MARKET
--------------------------------------------------------------------------------
S&P 500 Index                                                    11.76%
--------------------------------------------------------------------------------
Nasdaq Composite Index                                           21.81%
--------------------------------------------------------------------------------
UTILITIES MARKET
--------------------------------------------------------------------------------
S&P 500 Wireless Telecom. Svs. Index                             47.63%
--------------------------------------------------------------------------------
S&P 500 Electric Utilities Index                                 15.74%
--------------------------------------------------------------------------------
S&P 500 Gas Utilities Index                                      13.44%
--------------------------------------------------------------------------------
Lipper Utility Fund Index                                        12.31%
--------------------------------------------------------------------------------
NYSE Utilities Index (price only)                                 8.08%
--------------------------------------------------------------------------------
S&P 500 Integrated Telecom. Svs. Index                           -0.34%
--------------------------------------------------------------------------------
Sources: Bloomberg Financial Markets, Lipper Inc.

TOP TEN HOLDINGS
AS OF JUNE 30, 2003
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           6/30/03              12/31/02
--------------------------------------------------------------------------------
Dominion Resources Inc.                     4.9%                  5.5%
--------------------------------------------------------------------------------
Southern Co.                                4.4%                  4.8%
--------------------------------------------------------------------------------
Exelon Corporation                          4.4%                  3.5%
--------------------------------------------------------------------------------
BellSouth Corp.                             4.1%                  3.9%
--------------------------------------------------------------------------------
Entergy Corp.                               3.4%                  3.6%
--------------------------------------------------------------------------------
Verizon Communications                      3.2%                  3.5%
--------------------------------------------------------------------------------
FPL Group, Inc.                             3.0%                  3.1%
--------------------------------------------------------------------------------
SBC Communications Inc.                     2.9%                  3.9%
--------------------------------------------------------------------------------
Public Service Enterprise
Group Inc.                                  2.7%                  2.0%
--------------------------------------------------------------------------------
Constellation Energy
Group Inc.                                  2.5%                  1.2%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                     (continued)

                                                                          -----
                                                                          3

Utilities - Portfolio Commentary

PORTFOLIO OVERVIEW

We kept the portfolio's industry weightings fairly steady during the period (see the Industry Breakdown table below). We maintained a significant underweight in telecommunication stocks compared with the custom benchmark. As of June 30,
2003, telecom represented about 27% of the portfolio versus approximately 45% of the benchmark. We believe the telecom industry faces a number of challenges, including fierce competition, cutthroat pricing, and massive debt loads. In addition, the FCC decided to maintain rules that require the "Baby Bells" to give competitors access to their networks at discounted prices.

Our telecom underweight helped fund performance. Both the Baby Bells and the major long-distance companies struggled to remain profitable, and their stock returns reflected this. The weaker performers included AT&T (-25%), the largest long-distance company, and SBC Communications (-3%). The other Baby Bells--
Verizon (+4%) and BellSouth (+5%)--and long-distance firm Sprint FON (+1%)
gained slightly but lagged the +12% return of the S&P 500 Index.

The one area where our telecom underweight weighed on performance relative to the benchmark was the wireless industry. Wireless stocks surged during the period, thanks in part to better-than-expected first-quarter earnings. Though the fund was significantly underweight in wireless compared with the benchmark
(but overweight, we believe, compared with other utilities funds), we did hold sizeable positions in two of the top-performing wireless stocks, Nextel (+56%)
and AT&T Wireless (+45%).

Electric and gas utilities made up about 60% of the portfolio, an overweight relative to the benchmark. We benefited from a focus on utilities with regulated operations, such as Dominion Resources (+20%), Entergy (+18%), and Exelon
(+15%). Positions in foreign utilities, including China's Huaneng Power (+51%)
and Mexico's America Movil (+31%), also boosted results.

However, limited exposure to independent/merchant power producers detracted from performance. At the beginning of the year, many of these energy trading and distribution companies were buried under a mountain of debt, and we anticipated at least  one bankruptcy. But most were able to renegotiate or refinance a substantial amount of bank debt, and their share prices bounced back from severely depressed levels.

Another key to fund performance involved selected holdings of stocks not represented in the custom benchmark. Positions in cable operator Comcast (+28%), pipeline company Kinder Morgan (+30%), and telecom billing services provider
Amdocs (+144%) enhanced the portfolio's return.

INDUSTRY BREAKDOWN
AS OF JUNE 30, 2003
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           6/30/03              12/31/02
--------------------------------------------------------------------------------
Electrical Utilities                       49.3%                 50.9%
--------------------------------------------------------------------------------
Telephone                                  19.2%                 19.5%
--------------------------------------------------------------------------------
Gas & Water Utilities                      12.6%                 12.2%
--------------------------------------------------------------------------------
Wireless
Telecommunications                          7.5%                  8.3%
--------------------------------------------------------------------------------
Oil Refining                                4.6%                   --
--------------------------------------------------------------------------------
Other (includes
temporary cash)                             6.8%                  9.1%
--------------------------------------------------------------------------------

-----
    4

Utilities - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.7%

COMPUTER SOFTWARE -- 0.8%
--------------------------------------------------------------------------------
                      45,700   Amdocs Ltd.(1)                      $  1,096,800
--------------------------------------------------------------------------------
CONSTRUCTION & REAL PROPERTY -- 0.6%
--------------------------------------------------------------------------------
                      25,000   MDU Resources Group, Inc.                837,250
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.6%
--------------------------------------------------------------------------------
                      50,000   Nokia Corp. Cl A ADR                     821,500
--------------------------------------------------------------------------------
ELECTRICAL UTILITIES -- 49.3%
--------------------------------------------------------------------------------
                     100,000   AES Corporation (The)(1)                 635,000
--------------------------------------------------------------------------------
                      50,500   Ameren Corp.                           2,227,050
--------------------------------------------------------------------------------
                      18,240   American Electric Power                  544,099
--------------------------------------------------------------------------------
                      65,000   Cinergy Corp.                          2,391,350
--------------------------------------------------------------------------------
                      57,000   Consolidated Edison, Inc.              2,466,960
--------------------------------------------------------------------------------
                      99,600   Constellation Energy Group
                               Inc.                                   3,416,280
--------------------------------------------------------------------------------
                     105,556   Dominion Resources Inc.                6,784,083
--------------------------------------------------------------------------------
                      42,000   DPL Inc.                                 669,480
--------------------------------------------------------------------------------
                      39,400   DTE Energy Company                     1,522,416
--------------------------------------------------------------------------------
                      51,100   Duke Energy Corp.                      1,019,445
--------------------------------------------------------------------------------
                     133,000   Edison International(1)                2,185,190
--------------------------------------------------------------------------------
                      56,000   Energy East Corp.                      1,162,560
--------------------------------------------------------------------------------
                      87,500   Entergy Corp.                          4,618,250
--------------------------------------------------------------------------------
                      99,750   Exelon Corporation                     5,966,048
--------------------------------------------------------------------------------
                      57,200   FirstEnergy Corp.                      2,199,340
--------------------------------------------------------------------------------
                      61,600   FPL Group, Inc.                        4,117,960
--------------------------------------------------------------------------------
                      30,000   Great Plains Energy Inc.                 866,400
--------------------------------------------------------------------------------
                      23,500   Hawaiian Electric Industries,
                               Inc.                                   1,077,475
--------------------------------------------------------------------------------
                      23,021   NSTAR                                  1,048,607
--------------------------------------------------------------------------------
                      35,000   Pepco Holdings, Inc.                     670,600
--------------------------------------------------------------------------------
                     128,000   PG&E Corp.(1)                          2,707,200
--------------------------------------------------------------------------------
                      70,000   PPL Corporation                        3,010,000
--------------------------------------------------------------------------------
                      43,600   Progress Energy Inc.                   1,914,040
--------------------------------------------------------------------------------
                      88,900   Public Service Enterprise
                               Group Inc.                             3,756,025
--------------------------------------------------------------------------------
                      47,300   Puget Energy Inc.                      1,129,051
--------------------------------------------------------------------------------
                      30,000   SCANA Corporation                      1,028,400
--------------------------------------------------------------------------------
                     193,500   Southern Co.                           6,029,460
--------------------------------------------------------------------------------
                       1,750   Texas Genco Holdings Inc.                 40,688
--------------------------------------------------------------------------------
                      57,500   TXU Corp.                              1,290,875
--------------------------------------------------------------------------------
                      43,500   Wisconsin Energy Corp.                 1,261,500
--------------------------------------------------------------------------------
                                                                     67,755,832
--------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION -- 1.4%
--------------------------------------------------------------------------------
                      47,000   Equitable Resources Inc.               1,914,780
--------------------------------------------------------------------------------
GAS & WATER UTILITIES -- 12.6%
--------------------------------------------------------------------------------
                     200,000   Centrica plc ORD                         582,137
--------------------------------------------------------------------------------
                      25,000   Endesa SA ADR                            407,500
--------------------------------------------------------------------------------
                     192,750   Enel SpA ORD                           1,201,796
--------------------------------------------------------------------------------
                      67,300   Energen Corp.                          2,241,090
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

                      18,000   Huaneng Power International,
                               Inc. ADR                            $    838,800
--------------------------------------------------------------------------------
                      50,000   Iberdrola SA ORD                         865,781
--------------------------------------------------------------------------------
                      90,400   Keyspan Energy Corp.                   3,204,679
--------------------------------------------------------------------------------
                      19,500   People's Energy Corp.                    836,355
--------------------------------------------------------------------------------
                      24,700   Questar Corp.                            826,709
--------------------------------------------------------------------------------
                      40,000   Sempra Energy                          1,141,200
--------------------------------------------------------------------------------
                      12,400   Terasen Inc. ORD                         399,734
--------------------------------------------------------------------------------
                     109,000   TransCanada Corp.                      1,915,130
--------------------------------------------------------------------------------
                      90,000   UGI Corporation                        2,853,000
--------------------------------------------------------------------------------
                                                                     17,313,911
--------------------------------------------------------------------------------
MEDIA -- 1.1%
--------------------------------------------------------------------------------
                      48,400   Comcast Corporation(1)                 1,460,712
--------------------------------------------------------------------------------
OIL REFINING -- 4.6%
--------------------------------------------------------------------------------
                      59,100   Kinder Morgan, Inc.                    3,229,815
--------------------------------------------------------------------------------
                      21,188   Kinder Morgan Management,
                                LLC                                     793,702
--------------------------------------------------------------------------------
                      35,600   Valero Energy Corp.                    1,293,348
--------------------------------------------------------------------------------
                      23,400   Western Gas Resources Inc.               926,640
--------------------------------------------------------------------------------
                                                                      6,243,505
--------------------------------------------------------------------------------
TELEPHONE -- 19.2%
--------------------------------------------------------------------------------
                      49,390   AT&T Corp.                               950,758
--------------------------------------------------------------------------------
                     210,700   BellSouth Corp.                        5,610,941
--------------------------------------------------------------------------------
                     220,000   BT Group plc ORD                         742,369
--------------------------------------------------------------------------------
                      46,100   CenturyTel Inc.                        1,606,585
--------------------------------------------------------------------------------
                      89,600   Citizens Communications
                               Company(1)                             1,154,944
--------------------------------------------------------------------------------
                      15,200   Commonwealth Telephone
                               Enterprise Inc.(1)                       668,344
--------------------------------------------------------------------------------
                      45,000   Level 3 Communications, Inc.(1)          298,800
--------------------------------------------------------------------------------
                      50,000   Nippon Telegraph & Telephone
                               Corp. ADR                                990,000
--------------------------------------------------------------------------------
                     155,220   SBC Communications Inc.                3,965,871
--------------------------------------------------------------------------------
                     204,400   Sprint Corporation                     2,943,360
--------------------------------------------------------------------------------
                      61,000   Talk America Holdings Inc.(1)            665,510
--------------------------------------------------------------------------------
                      76,000   Telefonos de Mexico SA de CV
                               Series L ADR                           2,387,920
--------------------------------------------------------------------------------
                     110,180   Verizon Communications                 4,346,601
--------------------------------------------------------------------------------
                                                                     26,332,003
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS -- 7.5%
--------------------------------------------------------------------------------
                      49,100   ALLTEL Corp.                           2,367,602
--------------------------------------------------------------------------------
                      63,400   America Movil SA de CV
                               Series L ADR                           1,188,750
--------------------------------------------------------------------------------
                     340,096   AT&T Wireless Services Inc.(1)         2,792,188
--------------------------------------------------------------------------------
                      12,000   BCE Inc.                                 277,320
--------------------------------------------------------------------------------
                       9,900   Mobile Telesystems ADR(1)                584,100
--------------------------------------------------------------------------------
                     167,300   Nextel Communications, Inc.(1)         3,024,784
--------------------------------------------------------------------------------
                                                                     10,234,744
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $115,487,329)                                                 134,011,037
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

                                                                          -----
                                                                          5

Utilities - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

                                                                       Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 2.3%

Repurchase Agreement, Credit Suisse First
Boston Corp., (U.S. Treasury obligations), in
a joint trading account at 1.04%, dated
6/30/03, due 7/1/03 (Delivery value $3,100,090)
(Cost $3,100,000)                                                  $  3,100,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $118,587,329)                                                $137,111,037
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

ORD = Foreign Ordinary Share

(1)  Non-income producing.

See Notes to Financial Statements.

-----
    6

Statement of Assets and Liabilities

JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------
Investment securities, at value (cost of $118,587,329)             $137,111,037
--------------------------------------------------------------
Cash                                                                     96,692
--------------------------------------------------------------
Receivable for capital shares sold                                       25,168
--------------------------------------------------------------
Dividends and interest receivable                                       231,397
-------------------------------------------------------------------------------
                                                                    137,464,294
-------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------
Accrued management fees                                                  76,268
--------------------------------------------------------------
Distribution fees payable                                                   216
--------------------------------------------------------------
Service fees payable                                                        216
-------------------------------------------------------------------------------
                                                                         76,700
-------------------------------------------------------------------------------
NET ASSETS                                                         $137,387,594
===============================================================================

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                            $182,925,212
--------------------------------------------------------------
Undistributed net investment income                                     113,793
--------------------------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions                                   (64,175,119)
--------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                      18,523,708
-------------------------------------------------------------------------------
                                                                   $137,387,594
===============================================================================

INVESTOR CLASS, $10.00 PAR VALUE
-------------------------------------------------------------------------------
Net assets                                                         $136,346,428
--------------------------------------------------------------
Shares outstanding                                                   14,639,448
--------------------------------------------------------------
Net asset value per share                                                 $9.31
-------------------------------------------------------------------------------

ADVISOR CLASS, $10.00 PAR VALUE
-------------------------------------------------------------------------------
Net assets                                                           $1,041,166
--------------------------------------------------------------
Shares outstanding                                                      111,958
--------------------------------------------------------------
Net asset value per share                                                 $9.30
-------------------------------------------------------------------------------

See Notes to Financial Statements.

                                                                          -----
                                                                          7

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------------------
Dividends (net of foreign taxes withheld of $27,025)                 $2,296,312
--------------------------------------------------------------
Interest                                                                 16,557
-------------------------------------------------------------------------------
                                                                      2,312,869
-------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------
Management fees                                                         413,558
--------------------------------------------------------------
Distribution fees -- Advisor Class                                        1,261
--------------------------------------------------------------
Service fees -- Advisor Class                                             1,261
--------------------------------------------------------------
Directors' fees and expenses                                              2,566
--------------------------------------------------------------
Other expenses                                                              435
-------------------------------------------------------------------------------
                                                                        419,081
-------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                 1,893,788
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------
Net realized loss on investment and
foreign currency transactions                                        (4,718,400)
--------------------------------------------------------------
Change in net unrealized appreciation on investments and
translation of assets and liabilities in foreign currencies          18,653,308
-------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                     13,934,908
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $15,828,696
===============================================================================

See Notes to Financial Statements.

-----
    8

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                      2003            2002
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                               $1,893,788       $4,085,725
----------------------------------------------
Net realized loss                                   (4,718,400)     (48,152,610)
----------------------------------------------
Change in net unrealized appreciation               18,653,308       (8,208,317)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                           15,828,696      (52,275,202)
-------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------
From net investment income:
----------------------------------------------
Investor Class                                      (1,770,289)      (4,062,082)
----------------------------------------------
Advisor Class                                          (13,223)         (43,108)
-------------------------------------------------------------------------------
Decrease in net assets from distributions           (1,783,512)      (4,105,190)
-------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                      2,916,044      (26,137,276)
-------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS               16,961,228      (82,517,668)

NET ASSETS
-------------------------------------------------------------------------------
Beginning of period                                120,426,366      202,944,034
-------------------------------------------------------------------------------
End of period                                     $137,387,594     $120,426,366
===============================================================================

Undistributed net investment income                   $113,793           $3,517
===============================================================================

See Notes to Financial Statements.

                                                                          -----
                                                                          9

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Quantitative Equity Funds (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. American Century Utilities Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is to seek current income and long-term growth of capital and income. The fund invests in equity securities of companies engaged in the utilities industry. Because of its concentration of investments in utilities companies, the fund may be subject to greater risks than a portfolio representing a broader range of industries. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class and the
Advisor Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes are valued through a commercial pricing service. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the
Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions  that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

                                                                    (continued)

-----
   10

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid twice a year.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment
Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from
0.3380% to 0.5200% and the rates for the Complex Fee (Investor Class) range from
0.2900% to 0.3100%. The Advisor Class is 0.2500% less at each point within the
Complex Fee range. For the six months ended June 30, 2003, the effective annual management fee was 0.69% and 0.44% for the Investor and Advisor Classes,
respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed daily and paid monthly in arrears based on the Advisor Class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the six months ended June 30, 2003, are detailed in the
Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the six months ended June 30, 2003, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Fleming Asset
Management (USA) Inc. (JPMFAM). JPMFAM is a wholly owned subsidiary of J.P.
Morgan Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2003, were $26,879,006 and $24,781,339, respectively.

                                                                    (continued)

                                                                          -----
                                                                          11

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

The corporation is authorized to issue 2,000,000,000 shares to the fund.
Transactions in shares of the fund were as follows:

--------------------------------------------------------------------------------
                                                       SHARES          AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003

DESIGNATED SHARES                               1,000,000,000
===============================================================================
Sold                                                1,627,016       $14,226,481
---------------------------------------------
Issued in reinvestment of distributions               178,453         1,550,040
---------------------------------------------
Redeemed                                           (1,520,313)      (12,702,811)
-------------------------------------------------------------------------------
Net increase                                          285,156        $3,073,710
===============================================================================
YEAR ENDED DECEMBER 31, 2002

DESIGNATED SHARES                               1,000,000,000
===============================================================================
Sold                                                2,053,456       $17,897,305
---------------------------------------------
Issued in reinvestment of distributions               403,857         3,560,848
---------------------------------------------
Redeemed                                           (5,033,080)      (46,520,464)
-------------------------------------------------------------------------------
Net decrease                                       (2,575,767)     $(25,062,311)
===============================================================================

ADVISOR CLASS
-------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003

DESIGNATED SHARES                                 250,000,000
===============================================================================
Sold                                                   17,216          $152,714
---------------------------------------------
Issued in reinvestment of distributions                 1,532            13,223
---------------------------------------------
Redeemed                                              (39,242)         (323,603)
-------------------------------------------------------------------------------
Net decrease                                          (20,494)        $(157,666)
===============================================================================
YEAR ENDED DECEMBER 31, 2002
DESIGNATED SHARES                                 250,000,000
===============================================================================
Sold                                                   12,589          $114,919
---------------------------------------------
Issued in reinvestment of distributions                 4,817            43,108
---------------------------------------------
Redeemed                                             (135,362)       (1,232,992)
-------------------------------------------------------------------------------
Net decrease                                         (117,956)      $(1,074,965)
===============================================================================

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $620,000,000 unsecured bank line of credit agreement with JPM. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended June 30, 2003.

                                                                     (continued)

-----
   12

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

6. RISK FACTORS

The fund concentrates its investments in a specific area and therefore may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.

7. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of June 30, 2003, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                    $119,831,043
================================================================================
Gross tax appreciation of investments                              $ 28,611,653
--------------------------------------------------------------
Gross tax depreciation of investments                               (11,331,659)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                 $17,279,994
================================================================================

The difference between book-basis and tax-basis unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2002, the fund had accumulated capital losses of $56,688,974, which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2009 through 2010.

The fund had capital loss deferrals of $1,524,031, which represent net capital losses incurred in the two-month period ended December 31, 2002. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

                                                                          -----
                                                                          13

Utilities - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
------------------------------------------------------------------------------------------------------------------------
                                                                        INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------
                                      2003(1)         2002           2001           2000           1999           1998
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                   $8.31         $11.81         $15.26         $16.46         $15.96         $14.24
------------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------------
  Net Investment Income(2)             0.13           0.26           0.25           0.96           0.33           0.37
---------------------------------
  Net Realized and Unrealized
  Gain (Loss)                          0.99          (3.49)         (3.43)         (0.35)          1.45           3.39
------------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations                1.12          (3.23)         (3.18)          0.61           1.78           3.76
------------------------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net Investment Income          (0.12)         (0.27)         (0.25)         (0.98)         (0.35)         (0.38)
---------------------------------
  From Net Realized Gains               --             --           (0.02)         (0.83)         (0.93)         (1.66)
------------------------------------------------------------------------------------------------------------------------
  Total Distributions                 (0.12)         (0.27)         (0.27)         (1.81)         (1.28)         (2.04)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $9.31          $8.31         $11.81         $15.26         $16.46         $15.96
========================================================================================================================
  TOTAL RETURN(3)                     13.64%        (27.44)%       (20.97)%         3.97%         11.46%         27.43%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  0.70%(4)       0.69%          0.68%          0.67%          0.68%          0.69%
---------------------------------
Ratio of Net Investment Income
to Average Net Assets                  3.14%(4)       2.79%          1.81%          5.88%          2.02%          2.51%
---------------------------------
Portfolio Turnover Rate                  21%            26%            10%            32%            50%            98%
---------------------------------
Net Assets, End of Period
(in thousands)                     $136,346       $119,327       $199,988       $295,823       $319,092       $307,777
------------------------------------------------------------------------------------------------------------------------

(1)  Six months ended June 30, 2003 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

-----
   14

Utilities - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
------------------------------------------------------------------------------------------------------------------------
                                                                        ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------------
                                      2003(1)         2002           2001           2000           1999          1998(2)
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                   $8.30         $11.80         $15.26         $16.46         $15.96         $14.90
------------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------------
  Net Investment Income(3)             0.12           0.24           0.21           0.95           0.27           0.16
---------------------------------
  Net Realized and Unrealized
  Gain (Loss)                          0.99          (3.49)         (3.43)         (0.38)          1.47           2.52
------------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations                1.11          (3.25)         (3.22)          0.57           1.74           2.68
------------------------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net Investment Income          (0.11)         (0.25)         (0.22)         (0.94)         (0.31)         (0.19)
---------------------------------
  From Net Realized Gains               --             --           (0.02)         (0.83)         (0.93)         (1.43)
------------------------------------------------------------------------------------------------------------------------
  Total Distributions                 (0.11)         (0.25)         (0.24)         (1.77)         (1.24)         (1.62)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $9.30          $8.30         $11.80         $15.26         $16.46         $15.96
========================================================================================================================
  TOTAL RETURN(4)                     13.52%        (27.65)%       (21.24)%         3.71%         11.20%         18.43%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  0.95%(5)       0.94%          0.93%          0.92%          0.93%          0.94%(5)
---------------------------------
Ratio of Net Investment Income
to Average Net Assets                  2.89%(5)       2.54%          1.56%          5.63%          1.77%          1.94%(5)
---------------------------------
Portfolio Turnover Rate                  21%            26%            10%            32%            50%            98%(6)
---------------------------------
Net Assets, End of Period
(in thousands)                       $1,041         $1,100         $2,956         $4,540         $5,388            $76
------------------------------------------------------------------------------------------------------------------------

(1)  Six months ended June 30, 2003 (unaudited).

(2)  June 25, 1998 (commencement of sale) through December 31, 1998.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended December 31, 1998.

See Notes to Financial Statements.

                                                                          -----
                                                                          15

Share Class Information

Two classes of shares are authorized for sale by the fund: Investor Class and
Advisor Class. The total expense ratio of Advisor Class shares is higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

ADVISOR CLASS shares are sold primarily through institutions such as banks, broker-dealers, insurance companies, and financial advisors. Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.
The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

-----
   16

Retirement Account Information

As required by law, any distributions you receive from an IRA or certain 403(b)
and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding  apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing  a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

                                                                          -----
                                                                          17

Index Definitions

The following indices are used to  illustrate investment market, sector,  or style performance or to serve as portfolio performance comparisons. They are not investment products available for purchase.

The FUND BENCHMARK consists of approximately 120 utilities stocks that meet the fund's investment criteria. The benchmark's composition is approximately 50%
electric and natural gas, 45% telecommunications, and 5% other utilities-related companies.

The LIPPER UTILITY FUND INDEX tracks the performance of the 10 largest funds in
Lipper Inc.'s utilities fund category. Each fund in the category is at least 65%
invested in utilities stocks.

The NASDAQ COMPOSITE INDEX is a market-value weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The NEW YORK STOCK EXCHANGE (NYSE) UTILITIES INDEX is a capitalization-weighted index composed of all 257 utilities stocks traded on the Exchange.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index  is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The S&P 500 ELECTRIC UTILITIES INDEX  is a capitalization-weighted index composed of all 23 electric power companies in the S&P 500.

The S&P 500 GAS UTILITIES INDEX is a capitalization-weighted index composed of all six natural gas distributors and pipeline companies in the S&P 500.

The S&P 500 INTEGRATED TELECOMMUNICATION SERVICES INDEX is a
capitalization-weighted index composed of all nine companies in the S&P 500 that provide primarily traditional long-distance and regional wireline phone service.

The S&P 500 WIRELESS TELECOMMUNICATION SERVICES INDEX is a
capitalization-weighted index composed of all three primarily wireless service companies in the S&P 500.

-----
   18

Notes

                                                                          -----
                                                                          19

Notes

-----
   20

[inside back cover - blank]

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0308                                  American Century Investment Services, Inc.
SH-SAN-35370N                      (c)2003 American Century Services Corporation

Item 2 - N/A

Item 3 - N/A

Item 4 - N/A

Item 5 - Reserved

Item 6 - Reserved

Item 7 - N/A

Item 8 - Reserved

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's  disclosure controls and procedures (as defined  in Rule  30a-3(c)  under the  Investment  Company  Act of 1940,  as amended)  are  effective  based on their  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the  registrant's  internal  control over financial reporting (as defined in Rule 30a-3(d) under the  Investment  Company Act of
    1940,  as  amended)  that  occurred  during  the  registrant's  last  fiscal half-year  that  have  materially  affected,  or are  reasonably  likely  to
    materially  affect,   the  registrant's   internal  control  over  financial
    reporting.

Item 10. Exhibits

10(a) - N/A

10(b) - Attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the  Investment  Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  American Century Quantitative Equity Funds

By:            /s/William M. Lyons
      Name:    William M. Lyons
      Title:   President (principal executive officer)

Date:  August 29, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the  Investment  Company Act of 1940,  this report has been signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:            /s/William M. Lyons
      Name:    William M. Lyons
      Title:   President (principal executive officer)

Date:  August 29, 2003

By:            /s/Maryanne L. Roepke
      Name:    Maryanne L. Roepke
      Title:   Sr. Vice President, Treasurer and
               Chief Accounting Officer (principal financial officer)

Date:  August 29, 2003